JEFFERSON

NATIONAL LIFE

ANNUITY ACCOUNT F

Annual Report

To

Contract Owners

December 31, 2022

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

HOME OFFICE: LOUISVILLE, KENTUCKY

KPMG LLP

Suite 500

191 West Nationwide Blvd.

Columbus, OH 43215-2568

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Jefferson National Life Insurance Company and

Contract Owners of Jefferson National Life Annuity Account F:

Opinion on the Financial Statements

We have audited the accompanying statement of assets, liabilities and contract owners’ equity of the sub-accounts listed in the Appendix that comprise the Jefferson National Life Annuity Account F (the Separate Account), as of the date listed in the Appendix, the related statements of operations for the year or period listed in the Appendix and changes in contract owners’ equity for the years or periods listed in the Appendix, and the related notes including the financial highlights in Note 6 (collectively, the financial statements). In our opinion, the financial statements present fairly, in all material respects, the financial position of each sub-account as of the date listed in the Appendix, the results of its operations for the year or period listed in the Appendix, the changes in its contract owners’ equity for the years or periods listed in the Appendix, and the financial highlights for each of the years or periods indicated in Note 6, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Such procedures also included confirmation of securities owned as of December 31, 2022, by correspondence with the transfer agent of the underlying mutual funds or by other appropriate auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/    KPMG LLP

We have not been able to determine the specific year that we began serving as the auditor of one or more Nationwide Life Insurance Company separate account investment companies, however we are aware that we have served as the auditor of one or more Nationwide Life Insurance Company separate account investment companies since at least 1981.

Columbus, Ohio

April 3, 2023

KPMG LLP, a Delaware limited liability partnership and a member firm of the KPMG global organization of independent member firms affiliated with

KPMG International Limited, a private English company limited by guarantee.

Appendix

Statement of assets, liabilities and contract owners’ equity as of December 31, 2022, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for each of the years in the two-year period then ended.

Alger Portfolios

Alger Small Cap Growth Portfolio: Class I-2 Shares (AASCO)

Alger Capital Appreciation Portfolio - Class I2 Shares (ALCAI2)

Alger Large Cap Growth Portfolio: Class I-2 Shares (ALCGI2)

Alger Mid Cap Growth Portfolio: Class I-2 Shares (ALMGI2)

Alliance Var Products Series

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class A (ALVGIA) Allspring Variable Trust

Allspring Variable Trust - VT Discovery Fund: Class 2 (SVDF)

Allspring Variable Trust - VT Opportunity Fund: Class 2 (SVOF)

American Century Variable Port

American Century Variable Portfolios, Inc. - American Century VP Balanced Fund: Class I (ACVB)

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I (ACVI)

American Century Variable Portfolios, Inc. - American Century VP Disciplined Core Value Fund: Class I (ACVIG)

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II (ACVIP2)

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I (ACVV)

Amundi Pioneer Asset Mgmnt

Pioneer Variable Contracts Trust - Pioneer High Yield VCT Portfolio: Class II (PIHYB2)

Pioneer Variable Contracts Trust - Pioneer Equity Income VCT Portfolio: Class II (PIVEI2)

Pioneer Variable Contracts Trust - Pioneer Fund VCT Portfolio: Class II (PIVF2)

Pioneer Variable Contracts Trust - Pioneer Mid Cap Value VCT Portfolio: Class II (PIVMV2)

BNY Mellon Funds

BNY Mellon Stock Index Fund, Inc.: Initial Shares (DSIF)

BNY Mellon Sustainable U.S. Equity Portfolio, Inc.: Initial Shares (DSRG)

BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares (DVSCS)

Columbia Variable Portfolio

Columbia Funds Variable Insurance Trust II - Columbia Variable Portfolio - Seligman Global Technology: Class 2 (CLVGT2)(1) Federated Hermes Ins Series

Federated Hermes Insurance Series - Federated Hermes High Income Bond Fund II: Primary Shares (FHIB)

Federated Hermes Insurance Series - Federated Hermes Managed Volatility Fund II: Primary Shares (FVU2) Guggenheim Variable Trust

Rydex Variable Trust - U.S. Government Money Market Fund (GVRUGM)

Rydex Variable Trust - Inverse NASDAQ-100(R) Strategy Fund (RAF)

Rydex Variable Trust - Biotechnology Fund (RBF)

Rydex Variable Trust - Banking Fund (RBKF)

Rydex Variable Trust - Basic Materials Fund (RBMF)

Rydex Variable Trust - Consumer Products Fund (RCPF)

Rydex Variable Trust - Electronics Fund (RELF)

Rydex Variable Trust - Energy Fund (RENF)

Rydex Variable Trust - Energy Services Fund (RESF)

Rydex Variable Trust - Financial Services Fund (RFSF)

Rydex Variable Trust - Health Care Fund (RHCF)

Rydex Variable Trust - Internet Fund (RINF)

Rydex Variable Trust - Inverse Government Long Bond Strategy Fund (RJNF)

Rydex Variable Trust - Europe 1.25x Strategy Fund (RLCE)

Rydex Variable Trust - Japan 2x Strategy Fund (RLCJ)

Rydex Variable Trust - Leisure Fund (RLF)

Rydex Variable Trust - Mid-Cap 1.5x Strategy Fund (RMED)

Rydex Variable Trust - Russell 2000(R) 1.5x Strategy Fund (RMEK)

Rydex Variable Trust - Nova Fund (RNF)

Rydex Variable Trust - NASDAQ-100(R) Fund (ROF)

Rydex Variable Trust - Precious Metals Fund (RPMF)

Rydex Variable Trust - Real Estate Fund (RREF)

Rydex Variable Trust - Retailing Fund (RRF)

Rydex Variable Trust - Guggenheim Long Short Equity Fund (RSRF) (1)

Rydex Variable Trust - Technology Fund (RTEC)

Rydex Variable Trust - Telecommunications Fund (RTEL)

Rydex Variable Trust - S&P 500 2x Strategy Fund (RTF)

Rydex Variable Trust - Transportation Fund (RTRF)

Rydex Variable Trust - Inverse S&P 500 Strategy Fund (RUF)

Rydex Variable Trust - Government Long Bond 1.2x Strategy Fund (RUGB)

Rydex Variable Trust - Utilities Fund (RUTL)

Rydex Variable Trust - NASDAQ-100(R) 2x Strategy Fund (RVF)

Rydex Variable Trust - Inverse Dow 2x Strategy Fund (RVIDD)

Rydex Variable Trust - Inverse Russell 2000(R) Strategy Fund (RVISC)

Rydex Variable Trust - S&P 500 Pure Growth Fund (RVLCG)

Rydex Variable Trust - S&P 500 Pure Value Fund (RVLCV)

Rydex Variable Trust - Dow 2x Strategy Fund (RVLDD)

Rydex Variable Trust - S&P MidCap 400 Pure Growth Fund (RVMCG)

Rydex Variable Trust - S&P MidCap 400 Pure Value Fund (RVMCV)

Rydex Variable Trust - S&P SmallCap 600 Pure Growth Fund (RVSCG)

Rydex Variable Trust - S&P SmallCap 600 Pure Value Fund (RVSCV)

Invesco V. I.

Invesco - Invesco V.I. Core Equity Fund: Series I Shares (AVGI)

Invesco - Invesco V.I. High Yield Fund: Series I Shares (AVHY1)

Invesco - Invesco V.I. Diversified Dividend Fund: Series I Shares (IVDDI)

Invesco - Invesco V.I. Government Money Market Fund: Series I Shares (IVGMMI)

Invesco - Invesco V.I. Health Care Fund: Series I Shares (IVHS)

Invesco - Invesco V.I. Main Street Mid Cap Fund: Series II Shares (IVMCC2)

Invesco - Invesco V.I. Global Real Estate Fund: Series I Shares (IVRE)

Invesco - Invesco V.I. Technology Fund: Series I Shares (IVT)

Janus Aspen Series

Janus Aspen Series - Janus Henderson Enterprise Portfolio: Institutional Shares (JAEI)

Janus Aspen Series - Janus Henderson Global Research Portfolio: Institutional Shares (JAGRIN)

Janus Aspen Series - Janus Henderson Overseas Portfolio: Institutional Shares (JAIG)

Janus Aspen Series - Janus Henderson Research Portfolio: Institutional Shares (JARIN)

Lazard Retirement Series Fund

Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares (LZREMS)

Lazard Retirement International Equity - Service (LZRIES)

Lazard Retirement Series, Inc. - Lazard Retirement U.S. Small-Mid Cap Equity Portfolio: Service Shares (LZRUSM)

LMPV Equity Trust

LMCBV Aggressive Growth I (LPVCAI)

Legg Mason Partners Variable Equity Trust - ClearBridge Variable Dividend Strategy Portfolio: Class I (LPVCII)

Legg Mason Partners Variable Equity Trust - ClearBridge Variable Large Cap Growth Portfolio: Class I (LVCLGI)

LMPV Income Trust

Western Asset Variable Global High Yield Bond Portfolio: Class I (SBVHY)

Lord Abbett Series Fund, Inc.

Lord Abbett Series Fund, Inc. - Dividend Growth Portfolio: Class VC (LOVCDG)

Lord Abbett Series Fund, Inc. - Growth and Income Portfolio: Class VC (LOVGI)

Neuberger Berman Adv Mgt Trust

Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: I Class Shares (AMCG)

Neuberger Berman Advisers Management Trust - Mid Cap Intrinsic Value Portfolio: I Class Shares (AMRI)

Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: Class I Shares (AMSRS)

Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: I Class Shares (AMTB)

Northern Lights Variable Trust

Northern Lights Variable Trust - Donoghue Forlines Dividend VIT Fund: Class 1 (NOVPDI)

Northern Lights Variable Trust - Donoghue Forlines Momentum VIT Fund: Class 1 (NOVPM)

PIMCO Variable Insurance Trust

PIMCO Variable Insurance Trust - All Asset Portfolio: Administrative Class (PMVAAA)

PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Administrative Class (PMVEBA)

PIMCO Variable Insurance Trust - International Bond Portfolio (U.S. Dollar-Hedged): Administrative Class (PMVFHA)

PIMCO Variable Insurance Trust - Global Bond Opportunities Portfolio (Unhedged): Administrative Class (PMVGBA)

PIMCO Variable Insurance Trust - High Yield Portfolio: Administrative Class (PMVHYA)

PIMCO Variable Insurance Trust - Real Return Portfolio: Administrative Class (PMVRRA)

PIMCO Variable Insurance Trust - CommodityRealReturn(R) Strategy Portfolio: Administrative Class (PMVRSA)

PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class (PMVTRA)

PIMCO Variable Insurance Trust - Short-Term Portfolio: Administrative Class (PVSTA)

Royce Capital Fund

Royce Capital Fund - Royce Micro-Cap Portfolio: Investment Class (ROCMC)

Royce Capital Fund - Royce Small-Cap Portfolio: Investment Class (ROCSC)

Third Avenue Variable Series

Third Avenue Value (TAVV)

VanEck VIP

VanEck VIP Trust - VanEck VIP Emerging Markets Bond Fund: Initial Class (VWBF) (1)

VanEck VIP Trust - VanEck VIP Emerging Markets Fund: Initial Class (VWEM) (1)

VanEck VIP Trust - VanEck VIP Global Resources Fund: Initial Class (VWHA) (1)

INTEREST ADJUSTMENT ACCOUNTS - CASH ACCOUNTS

1 Year Account (JNMVA1)

5 Year Account (JNMVA5)

(1)	See Note 1 to the financial statements for the former name of the sub-account.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F

STATEMENTS OF ASSETS, LIABILTIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2022

Subaccount*,**	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners’ Equity	Accumulation Units	Contracts in Payout	Contract Owners’ Equity
AASCO	69,562	$1,605,723	$987,084	$-	$987,084	$1	$987,083	$987,083	$-	$987,083
ALCAI2	128,465	10,389,861	7,020,634	-	7,020,634	1	7,020,633	7,020,633	-	7,020,633
ALCGI2	74,541	5,233,211	3,507,169	-	3,507,169	-	3,507,169	3,507,169	-	3,507,169
ALMGI2	172,902	3,883,909	2,365,295	-	2,365,295	-	2,365,295	2,365,295	-	2,365,295
ALVGIA	15,354	487,704	445,266	-	445,266	-	445,266	445,266	-	445,266
SVDF	166,714	4,476,348	2,839,146	-	2,839,146	-	2,839,146	2,839,146	-	2,839,146
SVOF	105,948	2,698,526	2,364,761	-	2,364,761	1	2,364,760	2,364,760	-	2,364,760
ACVB	255,348	2,010,955	1,710,833	-	1,710,833	-	1,710,833	1,710,833	-	1,710,833
ACVI	60,446	672,068	576,051	-	576,051	-	576,051	576,051	-	576,051
ACVIG	257,242	2,304,603	1,844,424	-	1,844,424	-	1,844,424	1,844,424	-	1,844,424
ACVIP2	24,750	254,711	231,906	-	231,906	-	231,906	231,906	-	231,906
ACVV	229,683	2,444,964	2,859,553	1	2,859,554	-	2,859,554	2,859,554	-	2,859,554
PIHYB2	2,270	20,627	17,634	-	17,634	-	17,634	17,634	-	17,634
PIVEI2	49,208	784,744	760,258	1	760,259	-	760,259	760,259	-	760,259
PIVF2	13,658	216,889	180,147	1	180,148	-	180,148	180,148	-	180,148
PIVMV2	16,311	223,387	184,641	-	184,641	-	184,641	184,641	-	184,641
DSIF	130,252	6,855,894	7,529,886	1	7,529,887	-	7,529,887	7,529,887	-	7,529,887
DSRG	30,094	1,092,776	1,255,835	-	1,255,835	1	1,255,834	1,255,834	-	1,255,834
DVSCS	40,068	723,830	691,579	-	691,579	-	691,579	691,579	-	691,579
CLVGT2	119,930	2,855,713	2,104,779	-	2,104,779	2	2,104,777	2,104,777	-	2,104,777
FHIB	58,357	356,451	311,627	-	311,627	1	311,626	311,468	158	311,626
FVU2	77,379	739,730	654,627	-	654,627	-	654,627	654,627	-	654,627
GVRUGM	304,820	304,820	304,820	-	304,820	-	304,820	304,820	-	304,820
RAF	7	1,598	187	-	187	-	187	187	-	187
RBF	11,801	1,085,574	936,553	-	936,553	1	936,552	936,552	-	936,552
RBKF	531	53,600	50,558	-	50,558	-	50,558	50,558	-	50,558
RBMF	1,157	105,419	107,843	-	107,843	1	107,842	107,842	-	107,842
RCPF	3,852	273,162	277,121	-	277,121	-	277,121	277,121	-	277,121
RELF	146	21,410	19,706	-	19,706	1	19,705	19,705	-	19,705
RENF	4,539	1,054,291	1,142,090	1	1,142,091	-	1,142,091	1,142,091	-	1,142,091
RESF	393	108,874	123,781	-	123,781	-	123,781	123,781	-	123,781
RFSF	909	76,043	76,297	-	76,297	1	76,296	76,296	-	76,296
RHCF	2,773	231,505	222,890	-	222,890	1	222,889	222,889	-	222,889
RINF	786	71,489	45,310	1	45,311	-	45,311	45,311	-	45,311
RJNF	1	113	59	-	59	1	58	58	-	58
RLCE	83	7,884	9,083	-	9,083	-	9,083	9,083	-	9,083
RLCJ	458	45,954	26,603	-	26,603	-	26,603	26,603	-	26,603

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F

STATEMENTS OF ASSETS, LIABILTIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2022

Subaccount*,**	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners’ Equity	Accumulation Units	Contracts in Payout	Contract Owners’ Equity
RMED	1,549	287,782	269,348	-	269,348	1	269,347	269,347	-	269,347
RMEK	793	76,751	46,202	-	46,202	-	46,202	46,202	-	46,202
RNF	7,818	975,430	928,250	-	928,250	1	928,249	928,249	-	928,249
ROF	26,731	1,483,157	1,237,132	-	1,237,132	-	1,237,132	1,237,132	-	1,237,132
RPMF	1,978	75,798	72,148	-	72,148	-	72,148	72,148	-	72,148
RREF	4,371	185,166	151,724	-	151,724	-	151,724	151,724	-	151,724
RRF	112	14,210	10,774	1	10,775	-	10,775	10,775	-	10,775
RSRF	4,558	66,983	68,784	1	68,785	-	68,785	68,785	-	68,785
RTEC	1,396	205,155	170,508	1	170,509	-	170,509	170,509	-	170,509
RTEL	591	35,157	31,117	-	31,117	-	31,117	31,117	-	31,117
RTF	5,636	1,736,682	1,330,366	-	1,330,366	1	1,330,365	1,330,365	-	1,330,365
RTRF	531	50,205	37,863	-	37,863	-	37,863	37,863	-	37,863
RUF	8,662	311,630	314,067	1	314,068	-	314,068	314,068	-	314,068
RUGB	3,501	91,551	78,070	-	78,070	1	78,069	78,069	-	78,069
RUTL	5,721	193,705	198,179	1	198,180	-	198,180	188,438	9,742	198,180
RVF	15,307	1,246,309	927,325	-	927,325	-	927,325	927,325	-	927,325
RVIDD	1	1,266	34	-	34	2	32	32	-	32
RVISC	1	173	34	-	34	-	34	34	-	34
RVLCG	12,789	676,433	532,011	-	532,011	-	532,011	532,011	-	532,011
RVLCV	4,819	219,814	254,422	-	254,422	-	254,422	254,422	-	254,422
RVLDD	755	88,231	117,906	-	117,906	-	117,906	117,906	-	117,906
RVMCG	7,946	289,822	227,889	-	227,889	-	227,889	227,889	-	227,889
RVMCV	3,639	180,380	144,906	-	144,906	-	144,906	144,906	-	144,906
RVSCG	3,040	181,388	126,529	-	126,529	-	126,529	126,529	-	126,529
RVSCV	2,719	177,943	183,591	-	183,591	-	183,591	183,591	-	183,591
AVGI	23,788	735,523	584,001	-	584,001	-	584,001	584,001	-	584,001
AVHY1	171,625	889,821	772,311	-	772,311	-	772,311	772,311	-	772,311
IVDDI	17,348	458,318	433,530	-	433,530	-	433,530	433,530	-	433,530
IVGMMI	6,717,985	6,717,985	6,717,985	-	6,717,985	-	6,717,985	6,679,598	38,387	6,717,985
IVHS	17,607	487,378	442,813	1	442,814	-	442,814	442,814	-	442,814
IVMCC2	36,219	377,541	298,085	1	298,086	-	298,086	298,086	-	298,086
IVRE	26,848	443,296	350,101	-	350,101	1	350,100	350,100	-	350,100
IVT	6,216	138,967	78,257	-	78,257	1	78,256	78,256	-	78,256
JAEI	120,612	8,233,024	8,392,160	-	8,392,160	2	8,392,158	8,366,458	25,700	8,392,158
JAGRIN	86,912	3,618,959	4,347,325	1	4,347,326	-	4,347,326	4,341,889	5,437	4,347,326
JAIG	11,507	378,995	443,246	1	443,247	-	443,247	443,247	-	443,247
JARIN	201,929	6,992,787	6,376,924	-	6,376,924	2	6,376,922	6,362,573	14,349	6,376,922

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F

STATEMENTS OF ASSETS, LIABILTIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2022

Subaccount*,**	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners’ Equity	Accumulation Units	Contracts in Payout	Contract Owners’ Equity
LZREMS	14,983	322,751	268,492	1	268,493	-	268,493	268,493	-	268,493
LZRIES	33,924	330,825	269,697	1	269,698	-	269,698	269,698	-	269,698
LZRUSM	77,128	1,121,750	946,365	-	946,365	1	946,364	905,831	40,533	946,364
LPVCAI	5,173	126,397	79,039	-	79,039	-	79,039	79,039	-	79,039
LPVCII	13,573	284,554	287,473	1	287,474	-	287,474	287,474	-	287,474
LVCLGI	30,872	913,558	835,707	-	835,707	-	835,707	835,707	-	835,707
SBVHY	15	91	89	-	89	-	89	89	-	89
LOVCDG	10,690	164,645	158,851	-	158,851	-	158,851	158,851	-	158,851
LOVGI	67,838	2,418,448	2,225,076	-	2,225,076	-	2,225,076	2,183,681	41,395	2,225,076
AMCG	14,129	417,960	318,465	-	318,465	-	318,465	318,465	-	318,465
AMRI	102,254	1,541,741	1,554,255	-	1,554,255	1	1,554,254	1,554,254	-	1,554,254
AMSRS	31,582	852,086	846,402	-	846,402	-	846,402	846,402	-	846,402
AMTB	101,768	1,076,419	970,868	-	970,868	-	970,868	970,868	-	970,868
NOVPDI	125,520	2,037,740	1,856,446	-	1,856,446	1	1,856,445	1,850,316	6,129	1,856,445
NOVPM	86,989	2,190,359	1,778,064	-	1,778,064	1	1,778,063	1,742,265	35,798	1,778,063
PMVAAA	37,385	392,860	322,261	-	322,261	-	322,261	322,261	-	322,261
PMVEBA	460	5,779	4,619	-	4,619	-	4,619	4,619	-	4,619
PMVFHA	392	4,253	3,725	1	3,726	-	3,726	3,726	-	3,726
PMVGBA	26,119	301,767	246,823	-	246,823	-	246,823	246,823	-	246,823
PMVHYA	59	452	398	1	399	-	399	399	-	399
PMVRRA	88,587	1,125,227	1,018,749	-	1,018,749	-	1,018,749	1,018,749	-	1,018,749
PMVRSA	2,270	21,624	15,638	-	15,638	-	15,638	15,638	-	15,638
PMVTRA	260,042	2,875,711	2,335,178	-	2,335,178	-	2,335,178	2,335,058	120	2,335,178
PVSTA	107,592	1,115,797	1,086,674	-	1,086,674	-	1,086,674	1,086,674	-	1,086,674
ROCMC	31,156	320,696	240,525	1	240,526	-	240,526	240,526	-	240,526
ROCSC	60,268	496,663	503,841	-	503,841	-	503,841	503,841	-	503,841
TAVV	27,736	480,538	586,886	-	586,886	-	586,886	586,886	-	586,886
VWBF	20,012	155,614	142,884	-	142,884	-	142,884	142,884	-	142,884
VWEM	100,772	1,236,998	876,720	-	876,720	-	876,720	876,720	-	876,720
VWHA	15,276	430,512	433,678	-	433,678	1	433,677	429,168	4,509	433,677
One Year Interest Adjustment Account (JNMVA1)			1,881,856	-	1,881,856	-	1,881,856	1,881,856	-	1,881,856
Five Year Interest Adjustment Account (JNMVA5)			297,714	-	297,714	-	297,714	297,714	-	297,714

*	Represents abbreviation of investment name. For full investment name and related abbreviation, see note 1(b).

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F

STATEMENTS OF ASSETS, LIABILTIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2022

**

For all subaccounts not included herein but listed as an investment option in note 1(b), Total Assets and Contract Owners’ Equity at the end of the period are $0. See note 1(b) for all investments available for which no contract owners were invested at December 31, 2022, if applicable.

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2022

Investment Activity*:	AASCO	ALCAI2	ALCGI2	ALMGI2	ALVGIA	SVDF	SVOF	ACVB
Reinvested dividends	$-	-	-	-	5,529	-	-	22,665
Mortality and expense risk charges (note 2)	(15,125)	(107,440)	(54,504)	(35,604)	(5,369)	(40,836)	(32,598)	(24,072)

Net investment income (loss)	(15,125)	(107,440)	(54,504)	(35,604)	160	(40,836)	(32,598)	(1,407)

Realized gain (loss) on investments	(18,379)	70,132	56,816	152,273	(2,525)	(52,836)	17,386	54,045
Change in unrealized gain (loss) on investments	(815,643)	(5,007,510)	(2,603,011)	(1,713,280)	(89,643)	(2,858,406)	(1,193,099)	(793,406)

Net gain (loss) on investments	(834,022)	(4,937,378)	(2,546,195)	(1,561,007)	(92,168)	(2,911,242)	(1,175,713)	(739,361)

Reinvested capital gains	182,168	633,347	196,522	85,091	62,926	1,118,659	499,139	313,318

Net increase (decrease) in contract owners’ equity resulting from operations	$(666,979)	(4,411,471)	(2,404,177)	(1,511,520)	(29,082)	(1,833,419)	(709,172)	(427,450)

Investment Activity*:	ACVI	ACVIG	ACVIP2	ACVV	PIHYB2	PIVEI2	PIVF2	PIVMV2
Reinvested dividends	$10,534	34,959	19,121	61,732	980	12,179	849	2,526
Mortality and expense risk charges (note 2)	(8,564)	(24,964)	(4,131)	(37,160)	(254)	(10,198)	(2,909)	(2,275)

Net investment income (loss)	1,970	9,995	14,990	24,572	726	1,981	(2,060)	251

Realized gain (loss) on investments	(5,147)	(38,689)	(17,848)	346,707	(662)	(103,454)	18,000	(22,917)
Change in unrealized gain (loss) on investments	(351,760)	(780,522)	(50,174)	(658,241)	(2,937)	(77,306)	(111,653)	(67,033)

Net gain (loss) on investments	(356,907)	(819,211)	(68,022)	(311,534)	(3,599)	(180,760)	(93,653)	(89,950)

Reinvested capital gains	110,876	494,392	1,571	253,086	-	91,882	35,309	74,659

Net increase (decrease) in contract owners’ equity resulting from operations	$(244,061)	(314,824)	(51,461)	(33,876)	(2,873)	(86,897)	(60,404)	(15,040)

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2022

Investment Activity*:	DSIF	DSRG	DVSCS	CLVGT2	FHIB	FVU2	GVRUGM	RAF
Reinvested dividends	$111,898	7,409	7,090	-	22,786	13,293	2,232	-
Mortality and expense risk charges (note 2)	(105,591)	(17,551)	(9,570)	(32,683)	(4,961)	(8,674)	(3,930)	(3)

Net investment income (loss)	6,307	(10,142)	(2,480)	(32,683)	17,825	4,619	(1,698)	(3)

Realized gain (loss) on investments	864,719	17,219	12,865	291,930	(29,461)	(5,987)	-	(170)
Change in unrealized gain (loss) on investments	(3,587,814)	(519,073)	(268,027)	(2,086,906)	(48,373)	(283,519)	-	222

Net gain (loss) on investments	(2,723,095)	(501,854)	(255,162)	(1,794,976)	(77,834)	(289,506)	-	52

Reinvested capital gains	744,255	101,473	94,937	668,955	-	166,658	9	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(1,972,533)	(410,523)	(162,705)	(1,158,704)	(60,009)	(118,229)	(1,689)	49

Investment Activity*:	RBF	RBKF	RBMF	RCPF	RELF	RENF	RESF	RFSF
Reinvested dividends	$-	768	551	1,532	-	14,277	-	496
Mortality and expense risk charges (note 2)	(11,819)	(631)	(1,253)	(2,900)	(280)	(13,014)	(1,015)	(2,325)

Net investment income (loss)	(11,819)	137	(702)	(1,368)	(280)	1,263	(1,015)	(1,829)

Realized gain (loss) on investments	(2,304)	(7,111)	8,741	9,189	180	128,965	2,025	(55,772)
Change in unrealized gain (loss) on investments	(222,125)	(4,234)	(19,657)	(25,055)	(10,929)	70,170	16,279	(7,707)

Net gain (loss) on investments	(224,429)	(11,345)	(10,916)	(15,866)	(10,749)	199,135	18,304	(63,479)

Reinvested capital gains	71,886	-	1,826	12,390	1,022	-	-	6,741

Net increase (decrease) in contract owners’ equity resulting from operations	$(164,362)	(11,208)	(9,792)	(4,844)	(10,007)	200,398	17,289	(58,567)

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2022

Investment Activity*:	RHCF	RINF	RJNF	RLCE	RLCJ	RMED	RMEK	RNF
Reinvested dividends	$-	-	-	-	-	-	-	4,612
Mortality and expense risk charges (note 2)	(2,825)	(715)	-	(106)	(401)	(3,841)	(680)	(13,339)

Net investment income (loss)	(2,825)	(715)	-	(106)	(401)	(3,841)	(680)	(8,727)

Realized gain (loss) on investments	8,928	(35,719)	-	(2,973)	(556)	(2,467)	(2,219)	18,569
Change in unrealized gain (loss) on investments	(53,628)	(16,642)	19	836	(19,956)	(109,931)	(23,061)	(566,833)

Net gain (loss) on investments	(44,700)	(52,361)	19	(2,137)	(20,512)	(112,398)	(25,280)	(548,264)

Reinvested capital gains	11,753	12,893	-	-	-	19,175	-	130,762

Net increase (decrease) in contract owners’ equity resulting from operations	$(35,772)	(40,183)	19	(2,243)	(20,913)	(97,064)	(25,960)	(426,229)

Investment Activity*:	ROF	RPMF	RREF	RRF	RSRF	RTEC	RTEL	RTF
Reinvested dividends	$-	381	1,053	-	343	-	235	-
Mortality and expense risk charges (note 2)	(19,765)	(878)	(1,850)	(148)	(929)	(2,694)	(474)	(21,211)

Net investment income (loss)	(19,765)	(497)	(797)	(148)	(586)	(2,694)	(239)	(21,211)

Realized gain (loss) on investments	92,564	(14,707)	(9,459)	17	181	5,731	163	207,732
Change in unrealized gain (loss) on investments	(859,402)	1,438	(54,079)	(4,421)	(13,328)	(128,095)	(12,380)	(1,496,945)

Net gain (loss) on investments	(766,838)	(13,269)	(63,538)	(4,404)	(13,147)	(122,364)	(12,217)	(1,289,213)

Reinvested capital gains	56,697	-	5,734	279	-	16,193	-	316,810

Net increase (decrease) in contract owners’ equity resulting from operations	$(729,906)	(13,766)	(58,601)	(4,273)	(13,733)	(108,865)	(12,456)	(993,614)

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2022

Investment Activity*:	RTRF	RUF	RUGB	RUTL	RVF	RVIDD	RVISC	RVLCG
Reinvested dividends	$-	-	2,802	1,969	-	-	-	-
Mortality and expense risk charges (note 2)	(581)	(1,209)	(1,825)	(2,680)	(21,172)	-	-	(7,345)

Net investment income (loss)	(581)	(1,209)	977	(711)	(21,172)	-	-	(7,345)

Realized gain (loss) on investments	335	(13,971)	(41,991)	9,093	(1,292,818)	(82)	(8)	2,655
Change in unrealized gain (loss) on investments	(26,437)	2,844	(17,341)	(13,694)	(954,765)	84	13	(315,941)

Net gain (loss) on investments	(26,102)	(11,127)	(59,332)	(4,601)	(2,247,583)	2	5	(313,286)

Reinvested capital gains	5,302	-	-	1,580	250,522	-	-	97,079

Net increase (decrease) in contract owners’ equity resulting from operations	$(21,381)	(12,336)	(58,355)	(3,732)	(2,018,233)	2	5	(223,552)

Investment Activity*:	RVLCV	RVLDD	RVMCG	RVMCV	RVSCG	RVSCV	AVGI	AVHY1
Reinvested dividends	$2,456	-	-	1,603	-	-	5,935	37,631
Mortality and expense risk charges (note 2)	(3,194)	(1,508)	(3,328)	(2,282)	(1,827)	(2,378)	(8,641)	(10,867)

Net investment income (loss)	(738)	(1,508)	(3,328)	(679)	(1,827)	(2,378)	(2,706)	26,764

Realized gain (loss) on investments	14,780	747	(8,572)	48,963	87	3,122	(19,170)	(20,740)
Change in unrealized gain (loss) on investments	(51,913)	(37,809)	(125,099)	(100,116)	(83,204)	(45,817)	(262,281)	(113,209)

Net gain (loss) on investments	(37,133)	(37,062)	(133,671)	(51,153)	(83,117)	(42,695)	(281,451)	(133,949)

Reinvested capital gains	26,207	6,153	56,054	31,828	25,467	25,645	100,865	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(11,664)	(32,417)	(80,945)	(20,004)	(59,477)	(19,428)	(183,292)	(107,185)

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2022

Investment Activity*:	IVDDI	IVGMMI	IVHS	IVMCC2	IVRE	IVT	JAEI	JAGRIN
Reinvested dividends	$7,932	98,593	-	226	11,498	-	18,484	49,721
Mortality and expense risk charges (note 2)	(5,071)	(84,791)	(5,555)	(3,976)	(5,275)	(1,335)	(113,679)	(59,638)

Net investment income (loss)	2,861	13,802	(5,555)	(3,750)	6,223	(1,335)	(95,195)	(9,917)

Realized gain (loss) on investments	1,185	-	(5,074)	(8,552)	(7,353)	(336)	315,249	435,881
Change in unrealized gain (loss) on investments	(70,208)	-	(127,854)	(115,000)	(132,873)	(91,141)	(3,568,757)	(2,153,781)

Net gain (loss) on investments	(69,023)	-	(132,928)	(123,552)	(140,226)	(91,477)	(3,253,508)	(1,717,900)

Reinvested capital gains	52,041	-	60,861	69,018	-	33,570	1,495,119	532,728

Net increase (decrease) in contract owners’ equity resulting from operations	$(14,121)	13,802	(77,622)	(58,284)	(134,003)	(59,242)	(1,853,584)	(1,195,089)

Investment Activity*:	JAIG	JARIN	LZREMS	LZRIES	LZRUSM	LPVCAI	LPVCII	LVCLGI
Reinvested dividends	$8,077	11,558	9,685	10,273	-	471	4,120	-
Mortality and expense risk charges (note 2)	(5,731)	(93,906)	(3,633)	(3,817)	(13,346)	(1,336)	(3,491)	(12,420)

Net investment income (loss)	2,346	(82,348)	6,052	6,456	(13,346)	(865)	629	(12,420)

Realized gain (loss) on investments	19,605	269,171	(1,756)	(26,166)	(37,711)	(13,913)	7,191	43,133
Change in unrealized gain (loss) on investments	(72,677)	(4,605,828)	(58,325)	(73,350)	(442,371)	(33,683)	(60,649)	(537,621)

Net gain (loss) on investments	(53,072)	(4,336,657)	(60,081)	(99,516)	(480,082)	(47,596)	(53,458)	(494,488)

Reinvested capital gains	-	1,362,822	-	31,577	282,433	11,555	24,702	68,353

Net increase (decrease) in contract owners’ equity resulting from operations	$(50,726)	(3,056,183)	(54,029)	(61,483)	(210,995)	(36,906)	(28,127)	(438,555)

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2022

Investment Activity*:	SBVHY	LOVCDG	LOVGI	AMCG	AMRI	AMSRS	AMTB	NOVPDI
Reinvested dividends	$98	1,402	29,954	-	9,686	4,062	38,871	28,699
Mortality and expense risk charges (note 2)	(19)	(2,067)	(29,462)	(4,775)	(20,139)	(12,119)	(14,510)	(25,661)

Net investment income (loss)	79	(665)	492	(4,775)	(10,453)	(8,057)	24,361	3,038

Realized gain (loss) on investments	(309)	1,959	65,673	37,332	4,059	54,356	(29,197)	(96,962)
Change in unrealized gain (loss) on investments	(19)	(54,054)	(537,682)	(249,125)	(420,999)	(367,454)	(83,464)	(161,518)

Net gain (loss) on investments	(328)	(52,095)	(472,009)	(211,793)	(416,940)	(313,098)	(112,661)	(258,480)

Reinvested capital gains	-	23,237	182,431	65,186	237,169	86,268	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(249)	(29,523)	(289,086)	(151,382)	(190,224)	(234,887)	(88,300)	(255,442)

Investment Activity*:	NOVPM	PMVAAA	PMVEBA	PMVFHA	PMVGBA	PMVHYA	PMVRRA	PMVRSA
Reinvested dividends	$-	27,709	245	73	3,796	97	81,961	3,597
Mortality and expense risk charges (note 2)	(25,109)	(4,538)	(64)	(68)	(3,186)	(24)	(14,487)	(218)

Net investment income (loss)	(25,109)	23,171	181	5	610	73	67,474	3,379

Realized gain (loss) on investments	(18,936)	60	(300)	149	(2,460)	(189)	(10,668)	(2,220)
Change in unrealized gain (loss) on investments	(894,886)	(104,383)	(978)	(915)	(36,295)	(125)	(222,010)	255

Net gain (loss) on investments	(913,822)	(104,323)	(1,278)	(766)	(38,755)	(314)	(232,678)	(1,965)

Reinvested capital gains	368,558	28,960	-	2	3,726	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(570,373)	(52,192)	(1,097)	(759)	(34,419)	(241)	(165,204)	1,414

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2022

Investment Activity*:	PMVTRA	PVSTA	ROCMC	ROCSC	TAVV	VWBF	VWEM	VWHA
Reinvested dividends	$69,243	18,644	-	1,999	7,807	6,385	2,551	7,357
Mortality and expense risk charges (note 2)	(33,472)	(14,689)	(3,301)	(6,525)	(7,171)	(2,025)	(11,460)	(5,386)

Net investment income (loss)	35,771	3,955	(3,301)	(4,526)	636	4,360	(8,909)	1,971

Realized gain (loss) on investments	(70,676)	(5,882)	9,124	(5,030)	46,054	(24,127)	(9,433)	74,297
Change in unrealized gain (loss) on investments	(445,902)	(18,873)	(166,452)	(67,967)	28,785	(92)	(461,487)	(66,111)

Net gain (loss) on investments	(516,578)	(24,755)	(157,328)	(72,997)	74,839	(24,219)	(470,920)	8,186

Reinvested capital gains	-	2,097	78,567	8,999	-	-	176,989	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(480,807)	(18,703)	(82,062)	(68,524)	75,475	(19,859)	(302,840)	10,157

*

For all subaccounts not included herein but listed as an investment option in note 1(b), there was no activity during the period. See note 1(b) for all investments available for which no contract owners were invested at December 31, 2022, if applicable.

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	AASCO		ALCAI2		ALCGI2		ALMGI2
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$(15,125)	(25,739)	(107,440)	(153,376)	(54,504)	(85,535)	(35,604)	(58,093)
Realized gain (loss) on investments	(18,379)	69,155	70,132	550,522	56,816	690,206	152,273	325,503
Change in unrealized gain (loss) on investments	(815,643)	(771,837)	(5,007,510)	(992,577)	(2,603,011)	(1,320,661)	(1,713,280)	(1,674,952)
Reinvested capital gains	182,168	592,363	633,347	2,583,803	196,522	1,427,850	85,091	1,538,797

Net increase (decrease) in contract owners’ equity resulting from operations	(666,979)	(136,058)	(4,411,471)	1,988,372	(2,404,177)	711,860	(1,511,520)	131,255

Equity transactions:
Purchase payments received from contract owners (note 4)	1,996	1,615	14,517	19,869	60,010	1,131	26,491	4,166
Transfers between funds	(33,147)	757	(352,602)	(118,009)	43,349	(568,150)	(104,937)	(10,620)
Redemptions (notes 2, 3, and 4)	(90,801)	(179,332)	(639,874)	(1,157,333)	(496,722)	(853,663)	(384,773)	(279,858)
Adjustments to maintain reserves	(3,022)	11	(21,490)	2	(10,901)	(16)	(7,116)	2

Net equity transactions	(124,974)	(176,949)	(999,449)	(1,255,471)	(404,264)	(1,420,698)	(470,335)	(286,310)

Net change in contract owners’ equity	(791,953)	(313,007)	(5,410,920)	732,901	(2,808,441)	(708,838)	(1,981,855)	(155,055)
Contract owners’ equity at beginning of period	1,779,036	2,092,043	12,431,553	11,698,652	6,315,610	7,024,448	4,347,150	4,502,205

Contract owners’ equity at end of period	$987,083	1,779,036	7,020,633	12,431,553	3,507,169	6,315,610	2,365,295	4,347,150

CHANGE IN UNITS:
Beginning units	38,285	41,662	108,873	120,233	99,759	122,247	61,507	65,390
Units purchased	3,553	2,592	3,625	4,567	5,291	7,383	3,809	2,812
Units redeemed	(7,047)	(5,969)	(14,173)	(15,927)	(13,381)	(29,871)	(12,180)	(6,695)

Ending units	34,791	38,285	98,325	108,873	91,669	99,759	53,136	61,507

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	ALVGIA		SVDF		SVOF		ACVB
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$160	(2,613)	(40,836)	(67,193)	(32,598)	(39,853)	(1,407)	(13,839)
Realized gain (loss) on investments	(2,525)	73,228	(52,836)	328,087	17,386	383,307	54,045	119,710
Change in unrealized gain (loss) on investments	(89,643)	42,148	(2,858,406)	(975,535)	(1,193,099)	184,626	(793,406)	110,992
Reinvested capital gains	62,926	-	1,118,659	395,386	499,139	164,663	313,318	127,579

Net increase (decrease) in contract owners’ equity resulting from operations	(29,082)	112,763	(1,833,419)	(319,255)	(709,172)	692,743	(427,450)	344,442

Equity transactions:
Purchase payments received from contract owners (note 4)	(25)	-	10,712	29,513	6,137	4,621	(259)	(4,501)
Transfers between funds	(8,391)	80,300	42,630	(110,830)	(85,724)	213	(3,033)	207,852
Redemptions (notes 2, 3, and 4)	(38,194)	(9,172)	(162,635)	(641,177)	(145,947)	(492,811)	(371,448)	(430,008)
Adjustments to maintain reserves	(1,075)	6	(8,168)	3	(6,521)	21	(4,815)	(3)

Net equity transactions	(47,685)	71,134	(117,461)	(722,491)	(232,055)	(487,956)	(379,555)	(226,660)

Net change in contract owners’ equity	(76,767)	183,897	(1,950,880)	(1,041,746)	(941,227)	204,787	(807,005)	117,782
Contract owners’ equity at beginning of period	522,033	338,136	4,790,026	5,831,772	3,305,987	3,101,200	2,517,838	2,400,056

Contract owners’ equity at end of period	$445,266	522,033	2,839,146	4,790,026	2,364,760	3,305,987	1,710,833	2,517,838

CHANGE IN UNITS:
Beginning units	14,657	11,986	76,843	87,515	47,849	55,173	93,588	101,741
Units purchased	5,388	20,147	4,820	4,382	2,867	5,361	2,775	21,626
Units redeemed	(6,799)	(17,476)	(7,272)	(15,054)	(6,845)	(12,685)	(18,340)	(29,779)

Ending units	13,246	14,657	74,391	76,843	43,871	47,849	78,023	93,588

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	ACVI		ACVIG		ACVIP2		ACVV
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$1,970	(10,717)	9,995	(4,211)	14,990	5,474	24,572	15,589
Realized gain (loss) on investments	(5,147)	37,562	(38,689)	50,397	(17,848)	2,346	346,707	187,449
Change in unrealized gain (loss) on investments	(351,760)	17,530	(780,522)	72,495	(50,174)	6,237	(658,241)	433,313
Reinvested capital gains	110,876	27,773	494,392	336,920	1,571	-	253,086	-

Net increase (decrease) in contract owners’ equity resulting from operations	(244,061)	72,148	(314,824)	455,601	(51,461)	14,057	(33,876)	636,351

Equity transactions:
Purchase payments received from contract owners (note 4)	30,832	(104)	6,921	(9,587)	9,557	816	(140)	15,346
Transfers between funds	(17,238)	9,487	(38,063)	(2,443)	38,155	7,721	42,497	56,503
Redemptions (notes 2, 3, and 4)	(131,147)	(101,235)	(167,669)	(174,072)	(58,942)	(16,308)	(436,376)	(222,438)
Adjustments to maintain reserves	(1,713)	(9)	(4,993)	16	(827)	3	(7,433)	7

Net equity transactions	(119,266)	(91,861)	(203,804)	(186,086)	(12,057)	(7,768)	(401,452)	(150,582)

Net change in contract owners’ equity	(363,327)	(19,713)	(518,628)	269,515	(63,518)	6,289	(435,328)	485,769
Contract owners’ equity at beginning of period	939,378	959,091	2,363,052	2,093,537	295,424	289,135	3,294,882	2,809,113

Contract owners’ equity at end of period	$576,051	939,378	1,844,424	2,363,052	231,906	295,424	2,859,554	3,294,882

CHANGE IN UNITS:
Beginning units	33,281	36,402	59,494	64,205	18,833	19,296	71,036	74,285
Units purchased	5,716	3,408	2,727	4,152	19,287	2,061	10,410	6,075
Units redeemed	(11,465)	(6,529)	(8,204)	(8,863)	(20,855)	(2,524)	(19,203)	(9,324)

Ending units	27,532	33,281	54,017	59,494	17,265	18,833	62,243	71,036

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	PIHYB2		PIVEI2		PIVF2		PIVMV2
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$726	981	1,981	(219)	(2,060)	(3,434)	251	(712)
Realized gain (loss) on investments	(662)	(15)	(103,454)	(85,110)	18,000	10,172	(22,917)	1,089
Change in unrealized gain (loss) on investments	(2,937)	129	(77,306)	288,614	(111,653)	38,154	(67,033)	33,459
Reinvested capital gains	-	-	91,882	-	35,309	23,727	74,659	-

Net increase (decrease) in contract owners’ equity resulting from operations	(2,873)	1,095	(86,897)	203,285	(60,404)	68,619	(15,040)	33,836

Equity transactions:
Purchase payments received from contract owners (note 4)	-	-	2,913	863	140	3,041	34	56
Transfers between funds	-	-	38,528	(12,050)	(73,785)	39,923	51,389	781
Redemptions (notes 2, 3, and 4)	(6,911)	(203)	(218,724)	(59,648)	(8,543)	(25,156)	(4,770)	(8,534)
Adjustments to maintain reserves	(52)	9	(2,040)	(12)	(582)	(9)	(454)	3

Net equity transactions	(6,963)	(194)	(179,323)	(70,847)	(82,770)	17,799	46,199	(7,694)

Net change in contract owners’ equity	(9,836)	901	(266,220)	132,438	(143,174)	86,418	31,159	26,142
Contract owners’ equity at beginning of period	27,470	26,569	1,026,479	894,041	323,322	236,904	153,482	127,340

Contract owners’ equity at end of period	$17,634	27,470	760,259	1,026,479	180,148	323,322	184,641	153,482

CHANGE IN UNITS:
Beginning units	1,377	1,383	30,818	33,140	8,695	8,011	5,776	6,108
Units purchased	777	-	11,753	2,521	852	2,583	5,210	231
Units redeemed	(1,141)	(6)	(17,403)	(4,843)	(3,425)	(1,899)	(3,491)	(563)

Ending units	1,013	1,377	25,168	30,818	6,122	8,695	7,495	5,776

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	DSIF		DSRG		DVSCS		CLVGT2
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$6,307	(11,684)	(10,142)	(8,116)	(2,480)	(5,862)	(32,683)	(32,954)
Realized gain (loss) on investments	864,719	868,854	17,219	42,735	12,865	63,853	291,930	352,973
Change in unrealized gain (loss) on investments	(3,587,814)	1,088,121	(519,073)	304,744	(268,027)	130,787	(2,086,906)	343,016
Reinvested capital gains	744,255	444,462	101,473	37,293	94,937	14,917	668,955	386,668

Net increase (decrease) in contract owners’ equity resulting from operations	(1,972,533)	2,389,753	(410,523)	376,656	(162,705)	203,695	(1,158,704)	1,049,703

Equity transactions:
Purchase payments received from contract owners (note 4)	46,361	(186,319)	857	(62,721)	13,874	5,841	(1,575)	1,728
Transfers between funds	(154,312)	(100,756)	(25,119)	(27,308)	(123,475)	(19,710)	(250,435)	4,803
Redemptions (notes 2, 3, and 4)	(1,083,396)	(1,006,845)	(78,683)	(112,089)	(69,293)	(37,829)	(302,764)	(253,259)
Adjustments to maintain reserves	(21,117)	21	(3,511)	(12)	(1,913)	6	(6,538)	12

Net equity transactions	(1,212,464)	(1,293,899)	(106,456)	(202,130)	(180,807)	(51,692)	(561,312)	(246,716)

Net change in contract owners’ equity	(3,184,997)	1,095,854	(516,979)	174,526	(343,512)	152,003	(1,720,016)	802,987
Contract owners’ equity at beginning of period	10,714,884	9,619,030	1,772,813	1,598,287	1,035,091	883,088	3,824,793	3,021,806

Contract owners’ equity at end of period	$7,529,887	10,714,884	1,255,834	1,772,813	691,579	1,035,091	2,104,777	3,824,793

CHANGE IN UNITS:
Beginning units	217,574	247,084	44,709	50,428	24,913	26,412	78,799	85,055
Units purchased	23,070	9,621	250	328	2,268	7,089	12,942	15,242
Units redeemed	(50,629)	(39,131)	(3,275)	(6,047)	(6,910)	(8,588)	(27,143)	(21,498)

Ending units	190,015	217,574	41,684	44,709	20,271	24,913	64,598	78,799

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	FHIB		FVU2		GVRUGM		RAF
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$17,825	20,776	4,619	4,460	(1,698)	(4,281)	(3)	(3)
Realized gain (loss) on investments	(29,461)	(6,937)	(5,987)	15,007	-	-	(170)	(216)
Change in unrealized gain (loss) on investments	(48,373)	4,944	(283,519)	106,608	-	-	222	158
Reinvested capital gains	-	-	166,658	-	9	1	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(60,009)	18,783	(118,229)	126,075	(1,689)	(4,280)	49	(61)

Equity transactions:
Purchase payments received from contract owners (note 4)	321	(646)	-	(171)	-	95	(2)	-
Transfers between funds	(232)	(4,037)	14,258	(28,214)	(525)	(2,276)	-	-
Redemptions (notes 2, 3, and 4)	(104,300)	(98,222)	(41,539)	(72,141)	(18,070)	(17,556)	(16)	(17)
Adjustments to maintain reserves	(993)	(4)	(1,737)	7	(785)	(2)	2	(1)

Net equity transactions	(105,204)	(102,909)	(29,018)	(100,519)	(19,380)	(19,739)	(16)	(18)

Net change in contract owners’ equity	(165,213)	(84,126)	(147,247)	25,556	(21,069)	(24,019)	33	(79)
Contract owners’ equity at beginning of period	476,839	560,965	801,874	776,318	325,889	349,908	154	233

Contract owners’ equity at end of period	$311,626	476,839	654,627	801,874	304,820	325,889	187	154

CHANGE IN UNITS:
Beginning units	17,460	21,215	35,640	40,283	37,998	40,191	455	504
Units purchased	2,911	2,931	970	2,353	1,446	2,136	-	-
Units redeemed	(7,242)	(6,686)	(2,365)	(6,996)	(3,630)	(4,329)	(40)	(49)

Ending units	13,129	17,460	34,245	35,640	35,814	37,998	415	455

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	RBF		RBKF		RBMF		RCPF
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$(11,819)	(15,117)	137	(96)	(702)	(555)	(1,368)	(864)
Realized gain (loss) on investments	(2,304)	35,170	(7,111)	10,490	8,741	6,141	9,189	14,963
Change in unrealized gain (loss) on investments	(222,125)	(125,838)	(4,234)	(610)	(19,657)	6,318	(25,055)	4,341
Reinvested capital gains	71,886	107,487	-	-	1,826	2,248	12,390	129

Net increase (decrease) in contract owners’ equity resulting from operations	(164,362)	1,702	(11,208)	9,784	(9,792)	14,152	(4,844)	18,569

Equity transactions:
Purchase payments received from contract owners (note 4)	206	80	-	-	11	17	-	(82)
Transfers between funds	(7,636)	(4,264)	7,289	8,517	40,123	1,589	62,966	1,245
Redemptions (notes 2, 3, and 4)	(32,381)	(29,125)	(382)	(3,922)	(8,176)	(1,707)	(6,977)	(15,585)
Adjustments to maintain reserves	(2,364)	(1)	(129)	1	(250)	(6)	(581)	9

Net equity transactions	(42,175)	(33,310)	6,778	4,596	31,708	(107)	55,408	(14,413)

Net change in contract owners’ equity	(206,537)	(31,608)	(4,430)	14,380	21,916	14,045	50,564	4,156
Contract owners’ equity at beginning of period	1,143,089	1,174,697	54,988	40,608	85,926	71,881	226,557	222,401

Contract owners’ equity at end of period	$936,552	1,143,089	50,558	54,988	107,842	85,926	277,121	226,557

CHANGE IN UNITS:
Beginning units	25,381	26,060	5,380	5,225	2,717	2,753	6,994	7,482
Units purchased	2,101	5,079	9,836	19,469	2,429	814	3,582	3,135
Units redeemed	(3,131)	(5,758)	(9,165)	(19,314)	(1,314)	(850)	(1,812)	(3,623)

Ending units	24,351	25,381	6,051	5,380	3,832	2,717	8,764	6,994

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	RELF		RENF		RESF		RFSF
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$(280)	(324)	1,263	(1,326)	(1,015)	(333)	(1,829)	(1,744)
Realized gain (loss) on investments	180	7,895	128,965	(30,255)	2,025	5,328	(55,772)	38,384
Change in unrealized gain (loss) on investments	(10,929)	(777)	70,170	65,282	16,279	(4,925)	(7,707)	8,737
Reinvested capital gains	1,022	1,481	-	-	-	-	6,741	2,205

Net increase (decrease) in contract owners’ equity resulting from operations	(10,007)	8,275	200,398	33,701	17,289	70	(58,567)	47,582

Equity transactions:
Purchase payments received from contract owners (note 4)	4	-	(785)	907	6	-	200	200
Transfers between funds	-	332	640,682	275,272	89,445	(2,906)	(408,491)	456,654
Redemptions (notes 2, 3, and 4)	(76)	(114)	(75,304)	(9,071)	(1,844)	(1,406)	(6,302)	(4,929)
Adjustments to maintain reserves	(60)	(8)	(2,602)	(4)	(207)	3	(466)	(4)

Net equity transactions	(132)	210	561,991	267,104	87,400	(4,309)	(415,059)	451,921

Net change in contract owners’ equity	(10,139)	8,485	762,389	300,805	104,689	(4,239)	(473,626)	499,503
Contract owners’ equity at beginning of period	29,844	21,359	379,702	78,897	19,092	23,331	549,922	50,419

Contract owners’ equity at end of period	$19,705	29,844	1,142,091	379,702	123,781	19,092	76,296	549,922

CHANGE IN UNITS:
Beginning units	611	596	33,281	10,250	4,726	6,686	30,081	3,675
Units purchased	-	314	192,425	32,047	30,135	27,445	30,387	83,847
Units redeemed	(2)	(299)	(157,183)	(9,016)	(13,043)	(29,405)	(55,294)	(57,441)

Ending units	609	611	68,523	33,281	21,818	4,726	5,174	30,081

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	RHCF		RINF		RJNF		RLCE
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$(2,825)	(2,767)	(715)	(1,422)	-	-	(106)	(116)
Realized gain (loss) on investments	8,928	11,860	(35,719)	10,289	-	(29)	(2,973)	3,269
Change in unrealized gain (loss) on investments	(53,628)	14,450	(16,642)	(26,349)	19	31	836	(1,530)
Reinvested capital gains	11,753	12,512	12,893	10,788	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(35,772)	36,055	(40,183)	(6,694)	19	2	(2,243)	1,623

Equity transactions:
Purchase payments received from contract owners (note 4)	490	407	-	-	-	-	4	-
Transfers between funds	(25,190)	87,423	(3,426)	(36,824)	-	-	286	(516)
Redemptions (notes 2, 3, and 4)	(9,010)	(22,185)	(1,543)	(2,369)	-	(15)	(188)	(6,098)
Adjustments to maintain reserves	(566)	16	(144)	8	(1)	-	(25)	(4)

Net equity transactions	(34,276)	65,661	(5,113)	(39,185)	(1)	(15)	77	(6,618)

Net change in contract owners’ equity	(70,048)	101,716	(45,296)	(45,879)	18	(13)	(2,166)	(4,995)
Contract owners’ equity at beginning of period	292,937	191,221	90,607	136,486	40	53	11,249	16,244

Contract owners’ equity at end of period	$222,889	292,937	45,311	90,607	58	40	9,083	11,249

CHANGE IN UNITS:
Beginning units	6,862	5,244	1,722	2,437	23	31	899	1,518
Units purchased	598	3,024	1,771	3,513	-	7	4,470	5,504
Units redeemed	(1,437)	(1,406)	(1,908)	(4,228)	-	(15)	(4,521)	(6,123)

Ending units	6,023	6,862	1,585	1,722	23	23	848	899

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	RLCJ		RLF		RMED		RMEK
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$(401)	(702)	-	(362)	(3,841)	(4,756)	(680)	(1,353)
Realized gain (loss) on investments	(556)	1,172	-	434	(2,467)	6,523	(2,219)	17,844
Change in unrealized gain (loss) on investments	(19,956)	(9,113)	-	(2,782)	(109,931)	56,054	(23,061)	(8,618)
Reinvested capital gains	-	-	-	621	19,175	47,518	-	16,446

Net increase (decrease) in contract owners’ equity resulting from operations	(20,913)	(8,643)	-	(2,089)	(97,064)	105,339	(25,960)	24,319

Equity transactions:
Purchase payments received from contract owners (note 4)	-	-	-	-	5	-	8	-
Transfers between funds	-	47	-	3,583	(19,253)	2,317	(4,819)	(7,792)
Redemptions (notes 2, 3, and 4)	(264)	(11,270)	-	(13,232)	(14,603)	(34,003)	(1,878)	(37,666)
Adjustments to maintain reserves	(79)	(10)	-	(9)	(768)	(15)	(133)	3

Net equity transactions	(343)	(11,233)	-	(9,658)	(34,619)	(31,701)	(6,822)	(45,455)

Net change in contract owners’ equity	(21,256)	(19,876)	-	(11,747)	(131,683)	73,638	(32,782)	(21,136)
Contract owners’ equity at beginning of period	47,859	67,735	-	11,747	401,030	327,392	78,984	100,120

Contract owners’ equity at end of period	$26,603	47,859	-	-	269,347	401,030	46,202	78,984

CHANGE IN UNITS:
Beginning units	2,063	2,471	-	364	4,881	5,309	1,271	1,883
Units purchased	-	168	-	1,794	11	685	14	8,866
Units redeemed	(21)	(576)	-	(2,158)	(559)	(1,113)	(162)	(9,478)

Ending units	2,042	2,063	-	-	4,333	4,881	1,123	1,271

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	RNF		ROF		RPMF		RREF
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$(8,727)	(11,347)	(19,765)	(26,137)	(497)	527	(797)	(1,168)
Realized gain (loss) on investments	18,569	128,300	92,564	461,970	(14,707)	66,147	(9,459)	24,997
Change in unrealized gain (loss) on investments	(566,833)	258,962	(859,402)	(131,924)	1,438	(83,405)	(54,079)	22,732
Reinvested capital gains	130,762	54,120	56,697	159,960	-	-	5,734	-

Net increase (decrease) in contract owners’ equity resulting from operations	(426,229)	430,035	(729,906)	463,869	(13,766)	(16,731)	(58,601)	46,561

Equity transactions:
Purchase payments received from contract owners (note 4)	5	-	20,130	1,300	35	100	160	29
Transfers between funds	(4,509)	15,705	3,638	(637,078)	29,109	(228,796)	24,754	(36,017)
Redemptions (notes 2, 3, and 4)	(17,324)	(132,739)	(222,972)	(191,792)	(3,742)	(10,793)	(7,481)	(14,868)
Adjustments to maintain reserves	(2,667)	(5)	(3,953)	1	(176)	6	(369)	10

Net equity transactions	(24,495)	(117,039)	(203,157)	(827,569)	25,226	(239,483)	17,064	(50,846)

Net change in contract owners’ equity	(450,724)	312,996	(933,063)	(363,700)	11,460	(256,214)	(41,537)	(4,285)
Contract owners’ equity at beginning of period	1,378,973	1,065,977	2,170,195	2,533,895	60,688	316,902	193,261	197,546

Contract owners’ equity at end of period	$928,249	1,378,973	1,237,132	2,170,195	72,148	60,688	151,724	193,261

CHANGE IN UNITS:
Beginning units	23,609	25,563	21,542	31,107	4,925	23,005	7,039	9,503
Units purchased	786	2,264	1,799	4,288	8,379	5,924	7,023	7,653
Units redeemed	(1,261)	(4,218)	(4,413)	(13,853)	(6,620)	(24,004)	(6,336)	(10,117)

Ending units	23,134	23,609	18,928	21,542	6,684	4,925	7,726	7,039

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	RRF		RSRF		RTEC		RTEL
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$(148)	(313)	(586)	(539)	(2,694)	(4,114)	(239)	(249)
Realized gain (loss) on investments	17	7,181	181	579	5,731	75,584	163	1,102
Change in unrealized gain (loss) on investments	(4,421)	(6,052)	(13,328)	17,198	(128,095)	(33,021)	(12,380)	2,940
Reinvested capital gains	279	2,037	-	-	16,193	19,672	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(4,273)	2,853	(13,733)	17,238	(108,865)	58,121	(12,456)	3,793

Equity transactions:
Purchase payments received from contract owners (note 4)	4	-	64	168	80	367	-	10
Transfers between funds	(1,085)	172	(11,474)	4,850	(1,066)	(116,500)	-	(891)
Redemptions (notes 2, 3, and 4)	-	(14,134)	(3,327)	(6,297)	(23,976)	(11,084)	(4,833)	(738)
Adjustments to maintain reserves	(33)	-	(187)	8	(537)	(12)	(95)	4

Net equity transactions	(1,114)	(13,962)	(14,924)	(1,271)	(25,499)	(127,229)	(4,928)	(1,615)

Net change in contract owners’ equity	(5,387)	(11,109)	(28,657)	15,967	(134,364)	(69,108)	(17,384)	2,178
Contract owners’ equity at beginning of period	16,162	27,271	97,442	81,475	304,873	373,981	48,501	46,323

Contract owners’ equity at end of period	$10,775	16,162	68,785	97,442	170,509	304,873	31,117	48,501

CHANGE IN UNITS:
Beginning units	403	748	4,252	4,336	5,802	8,449	3,355	3,440
Units purchased	-	144	408	973	2	736	177	311
Units redeemed	(32)	(489)	(1,101)	(1,057)	(637)	(3,383)	(585)	(396)

Ending units	371	403	3,559	4,252	5,167	5,802	2,947	3,355

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	RTF		RTRF		RUF		RUGB
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$(21,211)	(27,673)	(581)	(756)	(1,209)	(214)	977	(1,396)
Realized gain (loss) on investments	207,732	311,722	335	5,970	(13,971)	(8,575)	(41,991)	(23,421)
Change in unrealized gain (loss) on investments	(1,496,945)	631,852	(26,437)	1,955	2,844	3,574	(17,341)	4,436
Reinvested capital gains	316,810	-	5,302	3,481	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(993,614)	915,901	(21,381)	10,650	(12,336)	(5,215)	(58,355)	(20,381)

Equity transactions:
Purchase payments received from contract owners (note 4)	(7,996)	-	-	-	72	-	50	200
Transfers between funds	(200,258)	1,605	(951)	9,889	328,623	(20,478)	(4,702)	(25,635)
Redemptions (notes 2, 3, and 4)	(5,231)	(32,606)	(119)	(13,678)	(7,874)	(127)	(6,462)	(7,515)
Adjustments to maintain reserves	(4,241)	18	(117)	1	(241)	2	(365)	6

Net equity transactions	(217,726)	(30,983)	(1,187)	(3,788)	320,580	(20,603)	(11,479)	(32,944)

Net change in contract owners’ equity	(1,211,340)	884,918	(22,568)	6,862	308,244	(25,818)	(69,834)	(53,325)
Contract owners’ equity at beginning of period	2,541,705	1,656,787	60,431	53,569	5,824	31,642	147,903	201,228

Contract owners’ equity at end of period	$1,330,365	2,541,705	37,863	60,431	314,068	5,824	78,069	147,903

CHANGE IN UNITS:
Beginning units	32,559	33,094	1,353	1,443	9,030	36,517	7,040	8,729
Units purchased	6,065	7,672	4	763	1,473,904	65,198	31,453	10,184
Units redeemed	(9,901)	(8,207)	(33)	(853)	(1,058,975)	(92,685)	(32,117)	(11,873)

Ending units	28,723	32,559	1,324	1,353	423,959	9,030	6,376	7,040

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	RUTL		RVF		RVIDD		RVISC
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$(711)	619	(21,172)	(37,841)	-	-	-	-
Realized gain (loss) on investments	9,093	2,670	(1,292,818)	1,025,007	(82)	(101)	(8)	-
Change in unrealized gain (loss) on investments	(13,694)	23,487	(954,765)	(164,118)	84	81	13	(7)
Reinvested capital gains	1,580	-	250,522	372,031	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(3,732)	26,776	(2,018,233)	1,195,079	2	(20)	5	(7)

Equity transactions:
Purchase payments received from contract owners (note 4)	9,400	72	251	584	-	-	(2)	-
Transfers between funds	1,556	(87,345)	(422,122)	(217,259)	-	-	-	-
Redemptions (notes 2, 3, and 4)	(40,915)	(7,034)	(21,404)	(184,988)	(2)	(3)	-	-
Adjustments to maintain reserves	(535)	(12)	(4,233)	7	(1)	(1)	2	-

Net equity transactions	(30,494)	(94,319)	(447,508)	(401,656)	(3)	(4)	-	-

Net change in contract owners’ equity	(34,226)	(67,543)	(2,465,741)	793,423	(1)	(24)	5	(7)
Contract owners’ equity at beginning of period	232,406	299,949	3,393,066	2,599,643	33	57	29	36

Contract owners’ equity at end of period	$198,180	232,406	927,325	3,393,066	32	33	34	29

CHANGE IN UNITS:
Beginning units	7,560	11,008	10,261	11,884	491	529	49	49
Units purchased	5,290	5,746	9,309	6,679	-	-	-	-
Units redeemed	(6,373)	(9,194)	(12,263)	(8,302)	(31)	(38)	-	-

Ending units	6,477	7,560	7,307	10,261	460	491	49	49

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	RVLCG		RVLCV		RVLDD		RVMCG
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$(7,345)	(7,302)	(738)	(1,500)	(1,508)	(1,677)	(3,328)	(4,474)
Realized gain (loss) on investments	2,655	7,072	14,780	10,174	747	951	(8,572)	23,421
Change in unrealized gain (loss) on investments	(315,941)	126,400	(51,913)	51,407	(37,809)	43,131	(125,099)	(10,169)
Reinvested capital gains	97,079	2,186	26,207	837	6,153	-	56,054	28,041

Net increase (decrease) in contract owners’ equity resulting from operations	(223,552)	128,356	(11,664)	60,918	(32,417)	42,405	(80,945)	36,819

Equity transactions:
Purchase payments received from contract owners (note 4)	60	111	12	-	-	-	13,680	-
Transfers between funds	(5,871)	200,010	21,956	2,728	-	-	(836)	(24,230)
Redemptions (notes 2, 3, and 4)	(9,910)	(8,300)	(7,435)	(12,425)	(460)	(733)	(41,376)	(14,580)
Adjustments to maintain reserves	(1,469)	(15)	(639)	8	(301)	15	(665)	(16)

Net equity transactions	(17,190)	191,806	13,894	(9,689)	(761)	(718)	(29,197)	(38,826)

Net change in contract owners’ equity	(240,742)	320,162	2,230	51,229	(33,178)	41,687	(110,142)	(2,007)
Contract owners’ equity at beginning of period	772,753	452,591	252,192	200,963	151,084	109,397	338,031	340,038

Contract owners’ equity at end of period	$532,011	772,753	254,422	252,192	117,906	151,084	227,889	338,031

CHANGE IN UNITS:
Beginning units	16,949	12,477	8,958	9,305	2,263	2,270	8,725	9,702
Units purchased	192	5,010	1,935	803	-	-	640	877
Units redeemed	(609)	(538)	(1,479)	(1,150)	(8)	(7)	(1,648)	(1,854)

Ending units	16,532	16,949	9,414	8,958	2,255	2,263	7,717	8,725

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	RVMCV		RVSCG		RVSCV		AVGI
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$(679)	(2,956)	(1,827)	(2,215)	(2,378)	(2,596)	(2,706)	(4,765)
Realized gain (loss) on investments	48,963	260	87	12,716	3,122	10,551	(19,170)	10,808
Change in unrealized gain (loss) on investments	(100,116)	54,140	(83,204)	11,570	(45,817)	55,511	(262,281)	161,750
Reinvested capital gains	31,828	8,668	25,467	804	25,645	-	100,865	18,521

Net increase (decrease) in contract owners’ equity resulting from operations	(20,004)	60,112	(59,477)	22,875	(19,428)	63,466	(183,292)	186,314

Equity transactions:
Purchase payments received from contract owners (note 4)	4,337	17	1,064	37	2,242	61	16,874	2,551
Transfers between funds	(82,952)	27,161	(4,465)	47,013	(698)	1,032	(5,362)	(4,316)
Redemptions (notes 2, 3, and 4)	(36,359)	(13,353)	(7,341)	(7,501)	(9,190)	(18,490)	(118,131)	(33,331)
Adjustments to maintain reserves	(457)	-	(365)	10	(476)	(8)	(1,728)	8

Net equity transactions	(115,431)	13,825	(11,107)	39,559	(8,122)	(17,405)	(108,347)	(35,088)

Net change in contract owners’ equity	(135,435)	73,937	(70,584)	62,434	(27,550)	46,061	(291,639)	151,226
Contract owners’ equity at beginning of period	280,341	206,404	197,113	134,679	211,141	165,080	875,640	724,414

Contract owners’ equity at end of period	$144,906	280,341	126,529	197,113	183,591	211,141	584,001	875,640

CHANGE IN UNITS:
Beginning units	8,817	8,394	5,525	4,431	8,984	9,924	29,701	30,920
Units purchased	5,266	1,598	352	2,373	738	4,460	4,870	401
Units redeemed	(9,202)	(1,175)	(742)	(1,279)	(1,080)	(5,400)	(9,263)	(1,620)

Ending units	4,881	8,817	5,135	5,525	8,642	8,984	25,308	29,701

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	AVHY1		IVDDI		IVGMMI		IVHS
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$26,764	41,879	2,861	2,902	13,802	(78,234)	(5,555)	(5,458)
Realized gain (loss) on investments	(20,740)	(9,944)	1,185	5,474	-	-	(5,074)	(449)
Change in unrealized gain (loss) on investments	(113,209)	2,906	(70,208)	47,231	-	-	(127,854)	4,834
Reinvested capital gains	-	-	52,041	1,319	-	-	60,861	56,027

Net increase (decrease) in contract owners’ equity resulting from operations	(107,185)	34,841	(14,121)	56,926	13,802	(78,234)	(77,622)	54,954

Equity transactions:
Purchase payments received from contract owners (note 4)	3,561	1,293	781	-	121,955	65,964	223	208
Transfers between funds	(229,393)	80,580	107,421	(41,058)	1,410,248	442,554	8,261	6,470
Redemptions (notes 2, 3, and 4)	(56,202)	(48,694)	(12,189)	(21,684)	(774,961)	(874,025)	(22,798)	(25,870)
Adjustments to maintain reserves	(2,173)	(7)	(1,015)	(7)	(16,958)	(3)	(1,112)	(12)

Net equity transactions	(284,207)	33,172	94,998	(62,749)	740,284	(365,510)	(15,426)	(19,204)

Net change in contract owners’ equity	(391,392)	68,013	80,877	(5,823)	754,086	(443,744)	(93,048)	35,750
Contract owners’ equity at beginning of period	1,163,703	1,095,690	352,653	358,476	5,963,899	6,407,643	535,862	500,112

Contract owners’ equity at end of period	$772,311	1,163,703	433,530	352,653	6,717,985	5,963,899	442,814	535,862

CHANGE IN UNITS:
Beginning units	53,346	51,649	14,549	17,322	658,076	696,560	14,332	14,797
Units purchased	10,169	27,683	4,642	1,262	459,301	297,722	892	1,150
Units redeemed	(23,780)	(25,986)	(725)	(4,035)	(375,706)	(336,206)	(1,355)	(1,615)

Ending units	39,735	53,346	18,466	14,549	741,671	658,076	13,869	14,332

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	IVMCC2		IVRE		IVT		JAEI
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$(3,750)	(3,731)	6,223	7,905	(1,335)	(1,865)	(95,195)	(102,813)
Realized gain (loss) on investments	(8,552)	(792)	(7,353)	2,019	(336)	1,250	315,249	660,662
Change in unrealized gain (loss) on investments	(115,000)	75,495	(132,873)	102,735	(91,141)	3,010	(3,568,757)	91,270
Reinvested capital gains	69,018	-	-	-	33,570	14,366	1,495,119	924,429

Net increase (decrease) in contract owners’ equity resulting from operations	(58,284)	70,972	(134,003)	112,659	(59,242)	16,761	(1,853,584)	1,573,548

Equity transactions:
Purchase payments received from contract owners (note 4)	514	513	373	2,700	-	-	76,431	31,268
Transfers between funds	(35,733)	29,109	(11,026)	21,380	(17,155)	25,663	(137,452)	(120,171)
Redemptions (notes 2, 3, and 4)	(12,309)	(4,644)	(82,551)	(26,624)	(1,730)	(2,191)	(864,299)	(922,224)
Adjustments to maintain reserves	(796)	(4)	(1,053)	14	(267)	(5)	(22,736)	12

Net equity transactions	(48,324)	24,974	(94,257)	(2,530)	(19,152)	23,467	(948,056)	(1,011,115)

Net change in contract owners’ equity	(106,608)	95,946	(228,260)	110,129	(78,394)	40,228	(2,801,640)	562,433
Contract owners’ equity at beginning of period	404,694	308,748	578,360	468,231	156,650	116,422	11,193,798	10,631,365

Contract owners’ equity at end of period	$298,086	404,694	350,100	578,360	78,256	156,650	8,392,158	11,193,798

CHANGE IN UNITS:
Beginning units	10,683	9,865	14,088	14,124	5,829	4,883	143,353	156,697
Units purchased	354	1,040	2,414	2,293	707	1,017	9,592	3,884
Units redeemed	(1,700)	(222)	(4,970)	(2,329)	(1,613)	(71)	(23,161)	(17,228)

Ending units	9,337	10,683	11,532	14,088	4,923	5,829	129,784	143,353

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	JAGRIN		JAIG		JARIN		LZREMS
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$(9,917)	(43,159)	2,346	(694)	(82,348)	(112,686)	6,052	2,282
Realized gain (loss) on investments	435,881	276,234	19,605	39,785	269,171	552,129	(1,756)	8,022
Change in unrealized gain (loss) on investments	(2,153,781)	389,735	(72,677)	24,417	(4,605,828)	759,655	(58,325)	5,835
Reinvested capital gains	532,728	276,575	-	-	1,362,822	491,426	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(1,195,089)	899,385	(50,726)	63,508	(3,056,183)	1,690,524	(54,029)	16,139

Equity transactions:
Purchase payments received from contract owners (note 4)	61,519	(1,507)	3,107	(11,890)	118,152	16,927	1,484	5,280
Transfers between funds	(25,681)	(22,927)	(45,806)	40,521	(47,584)	(116,247)	(6,013)	(26,021)
Redemptions (notes 2, 3, and 4)	(497,356)	(397,848)	(14,496)	(64,353)	(828,060)	(669,645)	(21,564)	(25,421)
Adjustments to maintain reserves	(11,927)	1	(1,148)	4	(18,783)	(13)	(729)	1

Net equity transactions	(473,445)	(422,281)	(58,343)	(35,718)	(776,275)	(768,978)	(26,822)	(46,161)

Net change in contract owners’ equity	(1,668,534)	477,104	(109,069)	27,790	(3,832,458)	921,546	(80,851)	(30,022)
Contract owners’ equity at beginning of period	6,015,860	5,538,756	552,316	524,526	10,209,380	9,287,834	349,344	379,366

Contract owners’ equity at end of period	$4,347,326	6,015,860	443,247	552,316	6,376,922	10,209,380	268,493	349,344

CHANGE IN UNITS:
Beginning units	180,933	193,790	12,471	13,252	201,045	216,809	11,622	13,112
Units purchased	17,642	10,808	104	2,054	17,285	5,288	983	1,185
Units redeemed	(33,881)	(23,665)	(1,459)	(2,835)	(36,513)	(21,052)	(1,924)	(2,675)

Ending units	164,694	180,933	11,116	12,471	181,817	201,045	10,681	11,622

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	LZRIES		LZRUSM		LPVCAI		LPVCII
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$6,456	(1,244)	(13,346)	(15,198)	(865)	(2,928)	629	562
Realized gain (loss) on investments	(26,166)	(4,149)	(37,711)	8,942	(13,913)	(6,704)	7,191	12,629
Change in unrealized gain (loss) on investments	(73,350)	18,876	(442,371)	217,787	(33,683)	(38,507)	(60,649)	32,520
Reinvested capital gains	31,577	5,040	282,433	1,396	11,555	71,482	24,702	20,931

Net increase (decrease) in contract owners’ equity resulting from operations	(61,483)	18,523	(210,995)	212,927	(36,906)	23,343	(28,127)	66,642

Equity transactions:
Purchase payments received from contract owners (note 4)	13,347	4,439	53,791	(6,338)	-	-	46	44
Transfers between funds	(3,276)	5,939	(59,153)	(45,346)	(20,190)	(8,751)	19,091	9,057
Redemptions (notes 2, 3, and 4)	(83,653)	(27,009)	(106,880)	(101,706)	(19,987)	(130,390)	(9,023)	(49,678)
Adjustments to maintain reserves	(764)	(8)	(2,668)	(8)	(267)	(11)	(699)	-

Net equity transactions	(74,346)	(16,639)	(114,910)	(153,398)	(40,444)	(139,152)	9,415	(40,577)

Net change in contract owners’ equity	(135,829)	1,884	(325,905)	59,529	(77,350)	(115,809)	(18,712)	26,065
Contract owners’ equity at beginning of period	405,527	403,643	1,272,269	1,212,740	156,389	272,198	306,186	280,121

Contract owners’ equity at end of period	$269,698	405,527	946,364	1,272,269	79,039	156,389	287,474	306,186

CHANGE IN UNITS:
Beginning units	20,271	21,036	25,798	29,038	5,356	10,130	10,579	12,090
Units purchased	1,548	1,725	2,889	397	-	1,106	1,615	2,290
Units redeemed	(5,717)	(2,490)	(5,631)	(3,637)	(1,622)	(5,880)	(1,222)	(3,801)

Ending units	16,102	20,271	23,056	25,798	3,734	5,356	10,972	10,579

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	LVCLGI		SBVHY		LOVCDG		LOVGI
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$(12,420)	(16,427)	79	57	(665)	(1,060)	492	(8,545)
Realized gain (loss) on investments	43,133	103,610	(309)	9	1,959	4,486	65,673	382,937
Change in unrealized gain (loss) on investments	(537,621)	80,258	(19)	(64)	(54,054)	19,370	(537,682)	36,056
Reinvested capital gains	68,353	81,145	-	-	23,237	18,953	182,431	283,071

Net increase (decrease) in contract owners’ equity resulting from operations	(438,555)	248,586	(249)	2	(29,523)	41,749	(289,086)	693,519

Equity transactions:
Purchase payments received from contract owners (note 4)	39,988	6,018	-	-	(1,496)	1,450	78,877	(7,651)
Transfers between funds	29,644	(91,016)	-	-	-	-	(64,402)	4,169
Redemptions (notes 2, 3, and 4)	(123,948)	(71,670)	(1,451)	(142)	(15,078)	(22,764)	(327,695)	(531,051)
Adjustments to maintain reserves	(2,484)	14	(2)	5	(413)	(11)	(5,892)	4

Net equity transactions	(56,800)	(156,654)	(1,453)	(137)	(16,987)	(21,325)	(319,112)	(534,529)

Net change in contract owners’ equity	(495,355)	91,932	(1,702)	(135)	(46,510)	20,424	(608,198)	158,990
Contract owners’ equity at beginning of period	1,331,062	1,239,130	1,791	1,926	205,361	184,937	2,833,274	2,674,284

Contract owners’ equity at end of period	$835,707	1,331,062	89	1,791	158,851	205,361	2,225,076	2,833,274

CHANGE IN UNITS:
Beginning units	28,564	31,943	88	94	3,871	4,314	72,568	87,058
Units purchased	2,380	2,578	179	-	-	304	8,072	8,852
Units redeemed	(4,075)	(5,957)	(262)	(6)	(355)	(747)	(16,760)	(23,342)

Ending units	26,869	28,564	5	88	3,516	3,871	63,880	72,568

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	AMCG		AMRI		AMSRS		AMTB
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$(4,775)	(6,984)	(10,453)	(10,337)	(8,057)	(10,688)	24,361	25,394
Realized gain (loss) on investments	37,332	30,781	4,059	5,929	54,356	39,654	(29,197)	(2,446)
Change in unrealized gain (loss) on investments	(249,125)	(19,330)	(420,999)	425,644	(367,454)	188,360	(83,464)	(32,225)
Reinvested capital gains	65,186	60,051	237,169	-	86,268	23,076	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(151,382)	64,518	(190,224)	421,236	(234,887)	240,402	(88,300)	(9,277)

Equity transactions:
Purchase payments received from contract owners (note 4)	15,324	1,027	350	3,217	(5,727)	11,779	197	(469)
Transfers between funds	(19,562)	(16,120)	(6,183)	158	(95,306)	(16,542)	(20,433)	608,536
Redemptions (notes 2, 3, and 4)	(70,257)	(16,228)	(3,327)	(22,929)	(70,886)	(125,591)	(490,166)	(196,339)
Adjustments to maintain reserves	(962)	(14)	(4,027)	1	(2,424)	15	(2,902)	(1)

Net equity transactions	(75,457)	(31,335)	(13,187)	(19,553)	(174,343)	(130,339)	(513,304)	411,727

Net change in contract owners’ equity	(226,839)	33,183	(203,411)	401,683	(409,230)	110,063	(601,604)	402,450
Contract owners’ equity at beginning of period	545,304	512,121	1,757,665	1,355,982	1,255,632	1,145,569	1,572,472	1,170,022

Contract owners’ equity at end of period	$318,465	545,304	1,554,254	1,757,665	846,402	1,255,632	970,868	1,572,472

CHANGE IN UNITS:
Beginning units	12,430	12,994	41,380	41,763	29,988	33,280	122,909	90,758
Units purchased	2,790	904	62	653	4,807	1,441	10,023	49,385
Units redeemed	(4,874)	(1,468)	(284)	(1,036)	(9,632)	(4,733)	(51,689)	(17,234)

Ending units	10,346	12,430	41,158	41,380	25,163	29,988	81,243	122,909

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	NOVPDI		NOVPM		PMVAAA		PMVEBA
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$3,038	150	(25,109)	(33,896)	23,171	46,994	181	237
Realized gain (loss) on investments	(96,962)	(133,118)	(18,936)	233,831	60	6,913	(300)	(121)
Change in unrealized gain (loss) on investments	(161,518)	687,186	(894,886)	460,088	(104,383)	10,485	(978)	(390)
Reinvested capital gains	-	-	368,558	-	28,960	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(255,442)	554,218	(570,373)	660,023	(52,192)	64,392	(1,097)	(274)

Equity transactions:
Purchase payments received from contract owners (note 4)	14,847	(43,293)	36,514	(22,505)	-	4,487	-	-
Transfers between funds	(85,018)	(57,619)	(27,876)	(27,320)	(106,105)	(13,848)	-	-
Redemptions (notes 2, 3, and 4)	(163,851)	(153,745)	(175,707)	(519,017)	(13,107)	(9,938)	(930)	(1,495)
Adjustments to maintain reserves	(5,133)	-	(5,022)	3	(907)	5	(12)	(10)

Net equity transactions	(239,155)	(254,657)	(172,091)	(568,839)	(120,119)	(19,294)	(942)	(1,505)

Net change in contract owners’ equity	(494,597)	299,561	(742,464)	91,184	(172,311)	45,098	(2,039)	(1,779)
Contract owners’ equity at beginning of period	2,351,042	2,051,481	2,520,527	2,429,343	494,572	449,474	6,658	8,437

Contract owners’ equity at end of period	$1,856,445	2,351,042	1,778,063	2,520,527	322,261	494,572	4,619	6,658

CHANGE IN UNITS:
Beginning units	161,798	181,225	119,921	147,640	25,803	26,851	356	433
Units purchased	10,466	8,067	6,252	6,390	332	2,440	-	117
Units redeemed	(27,601)	(27,494)	(15,285)	(34,109)	(6,775)	(3,488)	(59)	(194)

Ending units	144,663	161,798	110,888	119,921	19,360	25,803	297	356

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	PMVFHA		PMVGBA		PMVHYA		PMVRRA
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$5	55	610	11,034	73	110	67,474	49,518
Realized gain (loss) on investments	149	32	(2,460)	139	(189)	140	(10,668)	7,063
Change in unrealized gain (loss) on investments	(915)	(760)	(36,295)	(31,994)	(125)	(134)	(222,010)	411
Reinvested capital gains	2	144	3,726	4,545	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(759)	(529)	(34,419)	(16,276)	(241)	116	(165,204)	56,992

Equity transactions:
Purchase payments received from contract owners (note 4)	-	-	3,601	3,600	-	-	4,278	5,099
Transfers between funds	-	-	(5,719)	7,604	-	-	(92,272)	119,065
Redemptions (notes 2, 3, and 4)	(11,329)	(592)	(2,957)	(6,417)	(1,605)	(10,674)	(99,301)	(72,570)
Adjustments to maintain reserves	(14)	8	(636)	(3)	(4)	1	(2,897)	3

Net equity transactions	(11,343)	(584)	(5,711)	4,784	(1,609)	(10,673)	(190,192)	51,597

Net change in contract owners’ equity	(12,102)	(1,113)	(40,130)	(11,492)	(1,850)	(10,557)	(355,396)	108,589
Contract owners’ equity at beginning of period	15,828	16,941	286,953	298,445	2,249	12,806	1,374,145	1,265,556

Contract owners’ equity at end of period	$3,726	15,828	246,823	286,953	399	2,249	1,018,749	1,374,145

CHANGE IN UNITS:
Beginning units	924	955	19,744	19,388	112	652	76,222	73,017
Units purchased	1,175	-	598	1,825	194	-	10,765	9,210
Units redeemed	(1,853)	(31)	(971)	(1,469)	(284)	(540)	(21,875)	(6,005)

Ending units	246	924	19,371	19,744	22	112	65,112	76,222

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	PMVRSA		PMVTRA		PVSTA		ROCMC
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$3,379	513	35,771	20,019	3,955	(1,613)	(3,301)	(5,283)
Realized gain (loss) on investments	(2,220)	(2,715)	(70,676)	11,496	(5,882)	3,131	9,124	61,943
Change in unrealized gain (loss) on investments	255	6,825	(445,902)	(272,095)	(18,873)	(19,801)	(166,452)	35,493
Reinvested capital gains	-	-	-	149,677	2,097	-	78,567	16,114

Net increase (decrease) in contract owners’ equity resulting from operations	1,414	4,623	(480,807)	(90,903)	(18,703)	(18,283)	(82,062)	108,267

Equity transactions:
Purchase payments received from contract owners (note 4)	-	-	34,955	19,540	27,158	3,896	-	1,304
Transfers between funds	-	-	(242,701)	52,731	(50,603)	63,547	(30,732)	13,501
Redemptions (notes 2, 3, and 4)	(2,933)	(2,099)	(404,266)	(183,351)	(184,004)	(90,160)	(17,740)	(120,606)
Adjustments to maintain reserves	(43)	(1)	(6,693)	5	(2,936)	(5)	(660)	19

Net equity transactions	(2,976)	(2,100)	(618,705)	(111,075)	(210,385)	(22,722)	(49,132)	(105,782)

Net change in contract owners’ equity	(1,562)	2,523	(1,099,512)	(201,978)	(229,088)	(41,005)	(131,194)	2,485
Contract owners’ equity at beginning of period	17,200	14,677	3,434,690	3,636,668	1,315,762	1,356,767	371,720	369,235

Contract owners’ equity at end of period	$15,638	17,200	2,335,178	3,434,690	1,086,674	1,315,762	240,526	371,720

CHANGE IN UNITS:
Beginning units	2,403	2,693	193,450	199,221	115,924	117,691	8,233	10,472
Units purchased	-	-	18,324	33,437	15,561	65,266	644	2,720
Units redeemed	(361)	(290)	(55,989)	(39,208)	(34,154)	(67,033)	(1,905)	(4,959)

Ending units	2,042	2,403	155,785	193,450	97,331	115,924	6,972	8,233

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	ROCSC		TAVV		VWBF		VWEM
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$(4,526)	362	636	(2,947)	4,360	10,350	(8,909)	(4,819)
Realized gain (loss) on investments	(5,030)	11,056	46,054	14,270	(24,127)	1,059	(9,433)	23,116
Change in unrealized gain (loss) on investments	(67,967)	152,069	28,785	85,749	(92)	(25,609)	(461,487)	(226,245)
Reinvested capital gains	8,999	-	-	-	-	-	176,989	31,488

Net increase (decrease) in contract owners’ equity resulting from operations	(68,524)	163,487	75,475	97,072	(19,859)	(14,200)	(302,840)	(176,460)

Equity transactions:
Purchase payments received from contract owners (note 4)	(1,414)	3,011	(1,385)	1,249	34,454	(20,950)	(4)	(237)
Transfers between funds	(1,049)	(9,828)	54,542	(8,647)	4,767	(8,531)	(7,665)	(9,098)
Redemptions (notes 2, 3, and 4)	(75,978)	(139,835)	(46,093)	(48,208)	(122,430)	(14,724)	(17,890)	(79,922)
Adjustments to maintain reserves	(1,306)	(5)	(1,436)	(7)	(405)	(7)	(2,292)	18

Net equity transactions	(79,747)	(146,657)	5,628	(55,613)	(83,614)	(44,212)	(27,851)	(89,239)

Net change in contract owners’ equity	(148,271)	16,830	81,103	41,459	(103,473)	(58,412)	(330,691)	(265,699)
Contract owners’ equity at beginning of period	652,112	635,282	505,783	464,324	246,357	304,769	1,207,411	1,473,110

Contract owners’ equity at end of period	$503,841	652,112	586,886	505,783	142,884	246,357	876,720	1,207,411

CHANGE IN UNITS:
Beginning units	15,061	18,619	21,860	24,132	13,861	16,208	33,209	35,176
Units purchased	1,709	2,711	11,221	1,084	7,573	1,092	259	562
Units redeemed	(3,762)	(6,269)	(10,906)	(3,356)	(12,666)	(3,439)	(1,101)	(2,529)

Ending units	13,008	15,061	22,175	21,860	8,768	13,861	32,367	33,209

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	VWHA		JNMVA1		JNMVA5
	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$1,971	(2,757)	-	-	-	-
Realized gain (loss) on investments	74,297	2,567	-	-	-	-
Change in unrealized gain (loss) on investments	(66,111)	53,173	-	-	-	-
Reinvested capital gains	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	10,157	52,983	-	-	-	-

Equity transactions:
Purchase payments received from contract owners (note 4)	4,199	453	-	-	-	-
Transfers between funds	124,420	(7,690)	236,360	51,993	151,751	183,240
Redemptions (notes 2, 3, and 4)	(37,149)	(20,351)	(229,194)	(251,153)	(26,052)	(12,792)
Adjustments to maintain reserves	(1,077)	(6)	1	-	-	-

Net equity transactions	90,393	(27,594)	7,167	(199,160)	125,699	170,448

Net change in contract owners’ equity	100,550	25,389	7,167	(199,160)	125,699	170,448
Contract owners’ equity at beginning of period	333,127	307,738	1,874,689	2,073,849	172,015	1,567

Contract owners’ equity at end of period	$433,677	333,127	1,881,856	1,874,689	297,714	172,015

CHANGE IN UNITS:
Beginning units	12,522	13,552	-	-	-	-
Units purchased	21,583	661	-	-	-	-
Units redeemed	(18,838)	(1,691)	-	-	-	-

Ending units	15,267	12,522	-	-	-	-

*

For all subaccounts not included herein but listed as an investment option in note 1(b), there was no activity during the two-year period. See note 1(b) for all investments available for which no contract owners were invested at December 31, 2022, if applicable.

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2022

(1) Background and Summary of Significant Accounting Policies

(a) Organization and Nature of Operations

The Jefferson National Life Annuity Account F (the Separate Account) was established pursuant to a resolution of the Board of Directors of Jefferson National Life Insurance Company (f/k/a Conseco Variable Insurance Company f/k/a Great American Reserve Insurance Company) (the Company) in 1997. The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940. The Separate Account is an Investment Company and follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) Topic 946, Financial Services – Investment Companies. The Company offers tax qualified and non-tax qualified Individual Deferred Variable Annuity Contracts through the Separate Account.

(b) The Contracts

The Separate Account offers variable annuity insurance benefits intended to serve the long-term saving needs of investors. The primary distribution for the contracts is through the brokerage community; however, other distributors are utilized. Contract features are described in the applicable prospectus.

A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

With certain exceptions, contract owners in either the accumulation or payout phase may invest in any of the following:

Alger Portfolios

Alger Small Cap Growth Portfolio: Class I-2 Shares (AASCO)

Alger Capital Appreciation Portfolio - Class I2 Shares (ALCAI2)

Alger Large Cap Growth Portfolio: Class I-2 Shares (ALCGI2)

Alger Mid Cap Growth Portfolio: Class I-2 Shares (ALMGI2)

Alliance Var Products Series

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class A (ALVGIA)

Allspring Variable Trust

Allspring Variable Trust - VT Discovery Fund: Class 2 (SVDF)

Allspring Variable Trust - VT Opportunity Fund: Class 2 (SVOF)

American Century Variable Port

American Century Variable Portfolios, Inc. - American Century VP Balanced Fund: Class I (ACVB)

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I (ACVI)

American Century Variable Portfolios, Inc. - American Century VP Disciplined Core Value Fund: Class I (ACVIG)

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II (ACVIP2)

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I (ACVV)

Amundi Pioneer Asset Mgmnt

Pioneer Variable Contracts Trust - Pioneer High Yield VCT Portfolio: Class II (PIHYB2)

Pioneer Variable Contracts Trust - Pioneer Equity Income VCT Portfolio: Class II (PIVEI2)

Pioneer Variable Contracts Trust - Pioneer Fund VCT Portfolio: Class II (PIVF2)

Pioneer Variable Contracts Trust - Pioneer Mid Cap Value VCT Portfolio: Class II (PIVMV2)

BNY Mellon Funds

BNY Mellon Stock Index Fund, Inc.: Initial Shares (DSIF)

BNY Mellon Sustainable U.S. Equity Portfolio, Inc.: Initial Shares (DSRG)

BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares (DVSCS)

Columbia Variable Portfolio

Columbia Funds Variable Insurance Trust II - Columbia Variable Portfolio - Seligman Global Technology: Class 2 (CLVGT2)

Federated Hermes Ins Series

Federated Hermes Insurance Series - Federated Hermes High Income Bond Fund II: Primary Shares (FHIB)

Federated Hermes Insurance Series - Federated Hermes Managed Volatility Fund II: Primary Shares (FVU2)

Guggenheim Variable Trust

Rydex Variable Trust - U.S. Government Money Market Fund (GVRUGM)

Rydex Variable Trust - Inverse NASDAQ-100(R) Strategy Fund (RAF)

Rydex Variable Trust - Biotechnology Fund (RBF)

Rydex Variable Trust - Banking Fund (RBKF)

Rydex Variable Trust - Basic Materials Fund (RBMF)

Rydex Variable Trust - Consumer Products Fund (RCPF)

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2022

Rydex Variable Trust - Electronics Fund (RELF)

Rydex Variable Trust - Energy Fund (RENF)

Rydex Variable Trust - Energy Services Fund (RESF)

Rydex Variable Trust - Financial Services Fund (RFSF)

Rydex Variable Trust - Health Care Fund (RHCF)

Rydex Variable Trust - Internet Fund (RINF)

Rydex Variable Trust - Inverse Government Long Bond Strategy Fund (RJNF)

Rydex Variable Trust - Europe 1.25x Strategy Fund (RLCE)

Rydex Variable Trust - Japan 2x Strategy Fund (RLCJ)

Rydex Variable Trust - Leisure Fund (RLF)*

Rydex Variable Trust - Mid-Cap 1.5x Strategy Fund (RMED)

Rydex Variable Trust - Russell 2000(R) 1.5x Strategy Fund (RMEK)

Rydex Variable Trust - Nova Fund (RNF)

Rydex Variable Trust - NASDAQ-100(R) Fund (ROF)

Rydex Variable Trust - Precious Metals Fund (RPMF)

Rydex Variable Trust - Real Estate Fund (RREF)

Rydex Variable Trust - Retailing Fund (RRF)

Rydex Variable Trust - Guggenheim Long Short Equity Fund (RSRF)

Rydex Variable Trust - Technology Fund (RTEC)

Rydex Variable Trust - Telecommunications Fund (RTEL)

Rydex Variable Trust - S&P 500 2x Strategy Fund (RTF)

Rydex Variable Trust - Transportation Fund (RTRF)

Rydex Variable Trust - Inverse S&P 500 Strategy Fund (RUF)

Rydex Variable Trust - Government Long Bond 1.2x Strategy Fund (RUGB)

Rydex Variable Trust - Utilities Fund (RUTL)

Rydex Variable Trust - NASDAQ-100(R) 2x Strategy Fund (RVF)

Rydex Variable Trust - Inverse Dow 2x Strategy Fund (RVIDD)

Rydex Variable Trust - Inverse Mid-Cap Strategy Fund (RVIMC)*

Rydex Variable Trust - Inverse Russell 2000(R) Strategy Fund (RVISC)

Rydex Variable Trust - S&P 500 Pure Growth Fund (RVLCG)

Rydex Variable Trust - S&P 500 Pure Value Fund (RVLCV)

Rydex Variable Trust - Dow 2x Strategy Fund (RVLDD)

Rydex Variable Trust - S&P MidCap 400 Pure Growth Fund (RVMCG)

Rydex Variable Trust - S&P MidCap 400 Pure Value Fund (RVMCV)

Rydex Variable Trust - S&P SmallCap 600 Pure Growth Fund (RVSCG)

Rydex Variable Trust - S&P SmallCap 600 Pure Value Fund (RVSCV)

Invesco V. I.

Invesco - Invesco V.I. Core Equity Fund: Series I Shares (AVGI)

Invesco - Invesco V.I. High Yield Fund: Series I Shares (AVHY1)

Invesco - Invesco V.I. American Value Fund: Series II Shares (IVAVS2)*

Invesco - Invesco V.I. Diversified Dividend Fund: Series I Shares (IVDDI)

Invesco - Invesco V.I. Government Money Market Fund: Series I Shares (IVGMMI)

Invesco - Invesco V.I. Health Care Fund: Series I Shares (IVHS)

Invesco - Invesco V.I. Main Street Mid Cap Fund: Series II Shares (IVMCC2)

Invesco - Invesco V.I. Global Real Estate Fund: Series I Shares (IVRE)

Invesco - Invesco V.I. Technology Fund: Series I Shares (IVT)

Janus Aspen Series

Janus Aspen Series - Janus Henderson Enterprise Portfolio: Institutional Shares (JAEI)

Janus Aspen Series - Janus Henderson Global Research Portfolio: Institutional Shares (JAGRIN)

Janus Aspen Series - Janus Henderson Overseas Portfolio: Institutional Shares (JAIG)

Janus Aspen Series - Janus Henderson Research Portfolio: Institutional Shares (JARIN)

Lazard Retirement Series Fund

Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares (LZREMS)

Lazard Retirement International Equity - Service (LZRIES)

Lazard Retirement Series, Inc. - Lazard Retirement U.S. Small-Mid Cap Equity Portfolio: Service Shares (LZRUSM)

LMPV Equity Trust

LMCBV Aggressive Growth I (LPVCAI)

Legg Mason Partners Variable Equity Trust - ClearBridge Variable Dividend Strategy Portfolio: Class I (LPVCII)

Legg Mason Partners Variable Equity Trust - ClearBridge Variable Large Cap Growth Portfolio: Class I (LVCLGI)

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2022

LMPV Income Trust

Western Asset Variable Global High Yield Bond Portfolio: Class I (SBVHY)

Lord Abbett Series Fund, Inc.

Lord Abbett Series Fund, Inc. - Dividend Growth Portfolio: Class VC (LOVCDG)

Lord Abbett Series Fund, Inc. - Growth and Income Portfolio: Class VC (LOVGI)

Neuberger Berman Adv Mgt Trust

Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: I Class Shares (AMCG)

Neuberger Berman Advisers Management Trust - Mid Cap Intrinsic Value Portfolio: I Class Shares (AMRI)

Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: Class I Shares (AMSRS)

Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: I Class Shares (AMTB)

Northern Lights Variable Trust

Northern Lights Variable Trust - Donoghue Forlines Dividend VIT Fund: Class 1 (NOVPDI)

Northern Lights Variable Trust - Donoghue Forlines Momentum VIT Fund: Class 1 (NOVPM)

PIMCO Variable Insurance Trust

PIMCO Variable Insurance Trust - All Asset Portfolio: Administrative Class (PMVAAA)

PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Administrative Class (PMVEBA)

PIMCO Variable Insurance Trust - International Bond Portfolio (unhedged): Administrative Class (PMVFBA)*

PIMCO Variable Insurance Trust - International Bond Portfolio (U.S. Dollar-Hedged): Administrative Class (PMVFHA)

PIMCO Variable Insurance Trust - Global Bond Opportunities Portfolio (Unhedged): Administrative Class (PMVGBA)

PIMCO Variable Insurance Trust - High Yield Portfolio: Administrative Class (PMVHYA)

PIMCO Variable Insurance Trust - Real Return Portfolio: Administrative Class (PMVRRA)

PIMCO Variable Insurance Trust - CommodityRealReturn(R) Strategy Portfolio: Administrative Class (PMVRSA)

PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class (PMVTRA)

PIMCO Variable Insurance Trust - Short-Term Portfolio: Administrative Class (PVSTA)

Royce Capital Fund

Royce Capital Fund - Royce Micro-Cap Portfolio: Investment Class (ROCMC)

Royce Capital Fund - Royce Small-Cap Portfolio: Investment Class (ROCSC)

Third Avenue Variable Series

Third Avenue Value (TAVV)

VanEck VIP

VanEck VIP Trust - VanEck VIP Emerging Markets Bond Fund: Initial Class (VWBF)

VanEck VIP Trust - VanEck VIP Emerging Markets Fund: Initial Class (VWEM)

VanEck VIP Trust - VanEck VIP Global Resources Fund: Initial Class (VWHA)

INTEREST ADJUSTMENT ACCOUNTS - CASH ACCOUNTS

1 Year Account (JNMVA1)

3 Year Account (JNMVA3)*

5 Year Account (JNMVA5)

*	At December 31, 2022, contract owners were not invested in this fund.

There were no subaccounts with inception or liquidation dates for each of the years in the two-year period ended December 31, 2022.

There were no underlying mutual fund mergers for each of the years in the two-year period ending December 31, 2022.

For the one-year period ended December 31, 2022, the following subaccount name changes occurred:

Subaccount Abbreviation	Current Legal Name	Prior Legal Name	Effective Date
CLVGT2	Columbia Funds Variable Insurance Trust II - Columbia Variable Portfolio - Seligman Global Technology: Class 2	CVP Seligman Global Technology - Class 2	5/1/2022
RSRF	Guggenheim Rydex Long Short Equity	Guggenheim Long Short Equity	5/1/2022
VWBF	VanEck VIP Trust - VanEck VIP Emerging Markets Bond Fund: Initial Class	VanEck VIP Emerging Markets Bond Initial Cl	5/1/2022
VWEM	VanEck VIP Trust - VanEck VIP Emerging Markets Fund: Initial Class	VanEck VIP Emerging Markets Initial Cl	5/1/2022
VWHA	VanEck VIP Trust - VanEck VIP Global Resources Fund: Initial Class	VanEck VIP Global Resources Initial Cl	5/1/2022

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2022

The contract owners’ equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners’ purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Contract Owners’ Equity if a prior period purchase payment is refunded to a contract owner due to a contract cancellation during the free look period, and/or if a gain is realized by the contract owner during the free look period.

The Company allocates purchase payments to subaccounts and/or the fixed account as instructed by the contract owner. Shares of the subaccounts are purchased at Net Asset Value, then converted into accumulation units. Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the contract.

(c) Security Valuation, Transactions and Related Investment Income

Investments in underlying mutual funds are valued at the closing Net Asset Value per share at December 31, 2022 of such funds. The cost of investments sold is determined on a first in - first out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed), and dividends and capital gain distributions are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

(d) Federal Income Taxes

Operations of the Separate Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code. The Company does not provide for income taxes within the Separate Account. Taxes are generally the responsibility of the contract owner upon termination or withdrawal.

(e) Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(f) Calculation of Annuity Reserves

At each financial reporting date, the Separate Account financial statements include an aggregate amount of net assets allocated to future contract benefits for the contracts in the payout (annuitization) period. The payout (annuitization) period begins when amounts accumulated under the contract (the contract value) are applied according to the payment method selected by the contract owner.

Annuity reserves are computed for contracts in the variable payout stage according to industry standard mortality tables. The assumed investment return is 3.5% unless the annuitant elects otherwise, in which case the rate may vary from 3.5% to 6%, as regulated by the laws of the respective states. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Separate Account by the Company to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to the Company.

(g) Adjustments to Maintain reserves (ATM)

Adjustments to Maintain reserves primarily represent timing related adjustments absorbed by the general account in order to maintain appropriate contract owner account balances.

(h) Subsequent Events

The Company evaluated subsequent events through the date the financial statements were available to be issued with the Securities and Exchange Commission, and no subsequent events have occurred requiring accrual or disclosures.

(2) Expenses

Although periodic retirement payments to contract owners vary according to the investment performance of the portfolios, such payments are not affected by mortality or expense experience because the Company assumes the mortality and expense risks under the contracts.

The mortality risk assumed by the Company results from the life annuity payment option in the contracts in which the Company agrees to make annuity payments regardless of expenses. This charge excludes the optional guaranteed minimum income benefit rider. For contracts with guaranteed minimum income benefit ride, the fee is an additional .30 percent to the base rate. The expense risk assumed by the Company is the risk that the deductions for sales and administrative expenses may prove insufficient to cover the actual sales and administrative expenses. The total mortality and expense fees were $1,418,369 and $1,796,681 for the years ended December 31, 2022 and 2021, respectively. The administrative fees were $283,672 and $359,333 for the years ended December 31, 2022 and 2021, respectively.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2022

Pursuant to an agreement between the Separate Account and the Company (which may be terminated by the Company at any time), the Company provides sales and administrative services to the Separate Account, as well as a minimum death benefit prior to retirement for the contracts. The Company may deduct a percentage of amounts surrendered to cover sales expenses. The percentage varies up to 7 percent based upon the number of years the contract has been held. In addition, the Company deducts units from individual contracts annually and upon full surrender to cover an administrative fee of $60, unless the value of the contract is $50,000 or greater. This fee is recorded as a redemption in the accompanying Statements of Changes in Contract Owners’ Equity. Sales and administrative charges were $137,655 and $113,072 for the years ended December 31, 2022 and 2021, respectively. The Interest Adjustment Account is subject to an interest adjustment if the amounts are withdrawn prior to the end of the guarantee period (with certain exceptions). The adjustment can be positive or negative. There were adjustments of $0 and $0 for the years ended December 31, 2022 and 2021, respectively.

(3) Annuity Benefits

Annuity benefit proceeds result in a redemption of the policy value from the Separate Account and payment of those proceeds, less any outstanding policy loans (and policy charges), to the legal beneficiary. For last survivor flexible premium policies, the proceeds are payable on the death of the last surviving insured. In the event that the guaranteed death benefit exceeds the policy value on the date of death, the excess is paid by the Company’s general account.

(4) Related Party Transactions

The Company performs various services on behalf of the mutual fund companies in which the Separate Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

Contract owners may, with certain restrictions, transfer their assets between the Separate Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. The fixed account assets are not reflected in the accompanying financial statements. In addition, the Separate Account portion of contract owner loans is transferred to the accounts of the Company for administration and collection. Loan repayments are transferred to the Separate Account at the direction of the contract owner. For the years ended December 31, 2022 and 2021, total transfers to the Separate Account from the fixed account were $1,804,338 and $468,936, respectively, and total transfers from the Separate Account to the fixed account were $2,504,986 and $737,133, respectively. Transfers from the Separate Account to the fixed account are included in redemptions, and transfers to the Separate Account from the fixed account are included in purchase payments received from contract owners, as applicable, on the accompanying Statements of Changes in Contract Owners’ Equity.

(5) Fair Value Measurement

FASB ASC 820, Fair Value Measurements and Disclosures, defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Separate Account generally uses the market approach as the valuation technique due to the nature of the mutual fund investments offered in the Separate Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs.

In accordance with FASB ASC 820, the Separate Account categorized its financial instruments into a three-level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Separate Account categorizes financial assets recorded at fair value as follows:

•

Level 1 – Unadjusted quoted prices accessible in active markets and mutual funds where the value per share (unit) is determined and published and is the basis for current transactions for identical assets or liabilities at the measurement date.

•

Level 2 – Unadjusted quoted prices for similar assets or liabilities in active markets, quotes prices for identical or similar assets or liabilities in markets that are not active or inputs (other than quotes prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means. Primary inputs to this valuation technique may include comparative trades, bid/asks, interest rate movements, U.S. Treasury rates, Secures Overnight Financing Rate, prime rates, cash flows, maturity dates, callability, estimated prepayments and/or underlying collateral values.

•

Level 3 – Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimate about the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs.

The investments used by all subaccounts are mutual funds and are valued using daily Net Asset Values (NAVs), which are deemed to approximate fair values. As such, all funds are classified as Level 1 Investments.

The cost of purchases and proceeds from sales of Investments for the year ended December 31, 2022 are as follows:

Subaccount Abbreviation*	Purchases of Investments	Sales of Investments
AASCO	$213,416	$171,350
ALCAI2	687,096	1,160,639
ALCGI2	313,092	575,342

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2022

ALMGI2	165,085	585,933
ALVGIA	223,168	207,766
SVDF	1,183,976	223,614
SVOF	638,042	403,555
ACVB	367,892	435,536
ACVI	182,083	188,504
ACVIG	577,730	277,149
ACVIP2	298,212	293,707
ACVV	612,239	736,033
PIHYB2	980	7,216
PIVEI2	462,282	547,740
PIVF2	64,623	114,144
PIVMV2	205,363	84,254
DSIF	1,382,557	1,844,464
DSRG	110,710	125,835
DVSCS	144,016	232,367
CLVGT2	1,132,702	1,057,743
FHIB	26,081	113,458
FVU2	197,025	54,765
GVRUGM	2,244	23,312
RAF	-	21
RBF	141,146	123,254
RBKF	91,116	84,198
RBMF	69,243	36,411
RCPF	127,378	60,947
RELF	1,023	407
RENF	2,798,369	2,235,118
RESF	148,901	62,519
RFSF	516,477	926,630
RHCF	33,342	58,690
RINF	85,508	78,441
RLCE	47,221	47,246
RLCJ	-	745
RMED	19,175	38,459
RMEK	2	7,504
RNF	168,208	70,669
ROF	169,563	335,786
RPMF	96,255	71,526
RREF	170,004	148,003
RRF	282	1,261
RSRF	4,169	19,676
RTEC	16,193	28,194
RTEL	235	5,403
RTF	657,084	579,215
RTRF	5,426	1,892
RUF	1,100,755	781,385
RUGB	476,584	487,086
RUTL	120,268	149,893
RVF	1,933,424	2,151,581
RVIDD	-	2
RVISC	-	3
RVLCG	97,079	24,535
RVLCV	83,016	43,652
RVLDD	6,153	2,270
RVMCG	76,531	53,002
RVMCV	171,719	256,002
RVSCG	27,552	15,024
RVSCV	37,953	22,801
AVGI	133,850	144,037
AVHY1	198,823	456,265

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2022

IVDDI	173,062	23,161
IVGMMI	3,207,439	2,453,348
IVHS	79,234	39,354
IVMCC2	70,445	53,500
IVRE	42,099	130,134
IVT	45,918	32,834
JAEI	1,620,298	1,168,428
JAGRIN	722,546	673,180
JAIG	11,733	67,731
JARIN	1,581,844	1,077,647
LZREMS	15,891	36,657
LZRIES	59,423	95,736
LZRUSM	329,806	175,624
LPVCAI	12,026	41,780
LPVCII	71,123	36,377
LVCLGI	141,150	142,018
SBVHY	98	1,474
LOVCDG	24,638	19,053
LOVGI	410,971	547,159
AMCG	122,670	137,720
AMRI	248,189	34,660
AMSRS	197,285	293,417
AMTB	53,980	542,924
NOVPDI	37,731	273,847
NOVPM	394,633	223,275
PMVAAA	56,669	124,656
PMVEBA	245	1,007
PMVFHA	75	11,412
PMVGBA	14,961	16,337
PMVHYA	97	1,632
PMVRRA	177,115	299,832
PMVRSA	3,597	3,194
PMVTRA	118,329	701,264
PVSTA	158,724	363,056
ROCMC	88,954	62,820
ROCSC	22,506	97,780
TAVV	220,613	214,349
VWBF	120,871	200,124
VWEM	179,540	39,312
VWHA	598,618	506,252

*	Represents abbreviation of investment name. For full investment name and related abbreviation, see note 1(b).

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2022

(6) Financial Highlights

The Company offers several variable annuity products through the Separate Account that have unique combinations of features and fees that are assessed to the contract owner. Differences in fee structures result in a variety of contract expense rates, unit fair values and total returns. The following tabular presentation is a summary of units, unit fair values, contract owners’ equity outstanding and contract expense rates for variable annuity contracts as of December 31, 2022, and the investment income ratio and total return for each of the periods in the five-year period ended December 31, 2022. The information is presented as a value or range of minimum to maximum values based upon product grouping. The range is determined by identifying the lowest and the highest contract expense rate, unit fair value, and total return for contracts with units outstanding as of the balance sheet date. Accordingly, some individual contract amounts may not be within the ranges presented. Total return and investment income ratio for periods with no ending Contract Owners’ Equity were considered to be irrelevant, and therefore are not presented. Contract Owners’ Equity presented below may not agree to the Contract Owners’ Equity presented in the Statements of Changes in Contract Owners’ Equity due to reserves for annuity contracts in payout.

	Contract Expense Rate*			Units****	Unit Fair Value			Contract Owners’ Equity****	Investment Income Ratio**	Total Return***
Alger Small Cap Growth Portfolio: Class I-2 Shares (AASCO)
2022	1.50%			34,791	$28.37			$987,083	0.00%	-38.94%
2021	1.50%	to	1.80%	38,285	46.46	to	55.26	1,779,036	0.00%	-7.74%	to	-7.46%
2020	1.50%	to	1.80%	41,662	50.21	to	59.89	2,090,405	1.05%	64.17%	to	64.67%
2019	1.50%	to	1.80%	47	30.49	to	36.48	1,428	0.00%	12.50%	to	12.84%
2018	1.50%	to	1.80%	57	23.93	to	28.72	1,355	0.00%	-0.08%	to	-0.38%
Alger Capital Appreciation Portfolio - Class I2 Shares (ALCAI2)
2022	1.50%			98,325	71.40			7,020,633	0.00%	-37.47%
2021	1.50%			108,873	114.18			12,416,587	0.00%	17.35%
2020	1.50%			120,233	97.30			11,698,652	0.00%	39.65%
2019	1.50%			150	69.68			10,428	0.00%	18.44%
2018	1.50%	to	1.80%	164	52.95	to	37.32	8,697	0.08%	-1.60%	to	-1.89%
Alger Large Cap Growth Portfolio: Class I-2 Shares (ALCGI2)
2022	1.50%			91,669	38.26			3,507,169	0.00%	-39.57%
2021	1.50%			99,759	63.31			6,315,610	0.00%	10.18%
2020	1.50%			122,247	57.46			7,024,448	0.18%	64.55%
2019	1.50%	to	1.80%	137	29.11	to	34.92	4,773	0.00%	25.16%	to	25.53%
2018	1.50%	to	1.80%	158	27.82	to	23.26	4,407	0.00%	0.69%	to	0.39%
Alger Mid Cap Growth Portfolio: Class I-2 Shares (ALMGI2)
2022	1.50%			53,136	44.51			2,365,295	0.00%	-37.02%
2021	1.50%	to	1.80%	61,507	41.89	to	70.68	4,347,150	0.00%	2.34%	to	2.65%
2020	1.50%	to	1.80%	65,390	40.93	to	68.86	4,498,938	0.00%	61.70%	to	62.18%
2019	1.50%	to	1.80%	75	25.31	to	42.46	3,167	0.00%	52.21%	to	52.66%
2018	1.50%	to	1.80%	82	33.09	to	19.79	2,726	0.00%	-8.82%	to	-9.10%
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class A (ALVGIA)
2022	1.50%			13,246	33.62			445,266	1.29%	-5.62%
2021	1.50%			14,657	35.62			522,033	0.74%	26.25%
2020	1.50%			11,986	28.21			338,136	1.64%	1.19%
2019	1.50%			11	27.88			311	1.24%	-0.63%
2018	1.50%	to	1.80%	14	22.84	to	22.18	325	0.99%	-7.00%	to	-7.27%
Allspring Variable Trust - VT Discovery Fund: Class 2 (SVDF)
2022	1.50%			74,391	38.17			2,839,146	0.00%	-38.77%
2021	1.50%			76,843	62.33			4,790,026	0.00%	-6.46%
2020	1.50%			87,515	66.64			5,831,772	0.00%	60.23%
2019	1.50%			106	41.59			4,377	0.00%	36.95%
2018	1.50%	to	1.80%	121	30.37	to	29.14	3,681	0.00%	-8.44%	to	-8.74%
Allspring Variable Trust - VT Opportunity Fund: Class 2 (SVOF)
2022	1.50%			43,871	53.90			2,364,760	0.00%	-21.98%
2021	1.50%			47,849	69.09			3,304,197	0.04%	22.92%
2020	1.50%			55,173	56.21			3,101,200	0.44%	19.20%
2019	1.50%	to	1.80%	59	32.79	to	47.15	2,800	0.29%	29.12%	to	29.51%
2018	1.50%	to	1.80%	66	36.41	to	25.39	2,399	0.19%	-8.54%	to	-8.83%
American Century Variable Portfolios, Inc. - American Century VP Balanced Fund: Class I (ACVB)
2022	1.50%			78,023	21.93			1,710,833	1.18%	-18.50%
2021	1.50%			93,588	26.90			2,517,838	0.72%	14.05%
2020	1.50%			101,741	23.59			2,400,056	1.20%	10.85%
2019	1.50%			104	21.28			2,204	1.55%	3.97%
2018	1.50%	to	1.80%	102	18.02	to	17.30	1,840	1.39%	-5.31%	to	-5.57%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2022

	Contract Expense Rate*			Units****	Unit Fair Value			Contract Owners’ Equity****	Investment Income Ratio**	Total Return***
American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I (ACVI)
2022	1.50%			27,532	20.92			576,051	1.54%	-25.87%
2021	1.50%			33,281	28.23			939,378	0.16%	7.13%
2020	1.50%			36,402	26.35			959,091	0.49%	24.01%
2019	1.50%			40	16.46	to	21.25	850	0.91%	22.45%	to	22.81%
2018	1.50%	to	1.80%	51	16.79	to	16.68	859	1.30%	-16.51%	to	-16.72%
American Century Variable Portfolios, Inc. - American Century VP Disciplined Core Value Fund: Class I (ACVIG)
2022	1.50%			54,017	34.15			1,844,424	1.75%	-14.03%
2021	1.50%			59,494	39.72			2,363,052	1.07%	21.81%
2020	1.50%			64,205	32.61			2,093,537	1.95%	10.14%
2019	1.50%	to	1.80%	75	25.92	to	29.60	2,180	2.06%	26.48%
2018	1.50%	to	1.80%	84	24.24	to	21.29	2,045	1.90%	-8.29%	to	-8.55%
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II (ACVIP2)
2022	1.50%			17,265	13.43			231,906	5.75%	-14.37%
2021	1.50%			18,833	15.69			295,424	3.14%	4.69%
2020	1.50%			19,296	14.98			289,135	1.34%	7.92%
2019	1.50%	to	1.80%	23	13.25	to	13.88	325	2.33%	19.27%	to	19.63%
2018	1.50%	to	1.80%	24	12.94	to	12.38	315	2.82%	-4.29%	to	-4.62%
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I (ACVV)
2022	1.50%			62,243	45.94			2,859,554	2.07%	-0.95%
2021	1.50%			71,036	46.38			3,294,882	1.74%	22.66%
2020	1.50%			74,285	37.82			2,804,177	2.29%	-0.53%
2019	1.50%	to	1.80%	86	20.34	to	38.02	3,253	2.08%	20.51%
2018	1.50%	to	1.80%	102	30.38	to	21.41	3,098	1.65%	-10.52%	to	-10.75%
Pioneer Variable Contracts Trust - Pioneer High Yield VCT Portfolio: Class II (PIHYB2)
2022	1.50%			1,013	17.41			17,634	4.83%	-12.75%
2021	1.50%			1,377	19.96			27,470	4.87%	3.88%
2020	1.50%			1,383	19.21			26,569	5.16%	0.46%
2019	1.50%			6	19.12			118	4.66%	37.67%
2018	1.50%	to	1.80%	6	16.99	to	16.30	108	4.45%	-5.35%	to	-5.67%
Pioneer Variable Contracts Trust - Pioneer Equity Income VCT Portfolio: Class II (PIVEI2)
2022	1.50%			25,168	30.21			760,259	1.49%	-9.31%
2021	1.50%			30,818	33.31			1,026,479	1.23%	23.47%
2020	1.50%			33,140	26.98			894,041	2.39%	-1.75%
2019	1.50%			39	22.12	to	27.46	1,077	2.38%	20.64%
2018	1.50%	to	1.80%	45	22.26	to	24.26	1,004	2.12%	-10.13%	to	-10.41%
Pioneer Variable Contracts Trust - Pioneer Fund VCT Portfolio: Class II (PIVF2)
2022	1.50%			6,122	29.42			180,148	0.37%	-20.87%
2021	1.50%			8,695	37.19			323,322	0.09%	25.75%
2020	1.50%			8,011	29.57			236,904	0.49%	22.11%
2019	1.50%			9	24.22			218	0.75%	10.90%
2018	1.50%	to	1.80%	12	18.76	to	21.80	225	0.78%	-3.20%	to	-3.50%
Pioneer Variable Contracts Trust - Pioneer Mid Cap Value VCT Portfolio: Class II (PIVMV2)
2022	1.50%			7,495	24.63			184,641	1.38%	-7.28%
2021	1.50%			5,776	26.57			153,482	0.75%	27.45%
2020	1.50%			6,108	20.85			127,340	1.00%	0.35%
2019	1.50%			5	20.77			108	1.09%	18.88%
2018	1.50%	to	1.80%	6	16.46	to	15.80	96	0.45%	-20.71%	to	-20.96%
BNY Mellon Stock Index Fund, Inc.: Initial Shares (DSIF)
2022	1.50%			190,015	39.63			7,529,887	1.32%	-19.53%
2021	1.50%			217,574	49.25			10,714,884	1.13%	26.50%
2020	1.50%			247,084	38.93			9,398,815	1.56%	16.25%
2019	1.50%	to	1.80%	271	30.65	to	33.49	9,084	1.70%	22.07%
2018	1.50%	to	1.80%	315	25.91	to	23.79	8,156	1.65%	-6.09%	to	-6.34%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2022

	Contract Expense Rate*			Units****	Unit Fair Value			Contract Owners’ Equity****	Investment Income Ratio**	Total Return***
BNY Mellon Sustainable U.S. Equity Portfolio, Inc.: Initial Shares (DSRG)
2022	1.50%			41,684	30.13			1,255,834	0.53%	-24.02%
2021	1.50%			44,709	39.65			1,772,813	0.76%	25.11%
2020	1.50%			50,428	31.69			1,526,176	1.08%	22.30%
2019	1.50%			58	25.92			1,510	1.48%	18.07%
2018	1.50%	to	1.80%	69	19.58	to	20.86	1,352	1.78%	-5.82%	to	-6.12%
BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares (DVSCS)
2022	1.50%			20,271	34.12			691,579	0.93%	-17.89%
2021	1.50%			24,913	41.55			1,035,091	0.69%	24.27%
2020	1.50%			26,412	33.44			883,088	0.95%	8.99%
2019	1.50%			24	30.68			735	0.83%	27.41%
2018	1.50%	to	1.80%	28	25.48	to	24.46	703	0.79%	-10.34%	to	-10.60%
Columbia Funds Variable Insurance Trust II - Columbia Variable Portfolio - Seligman Global Technology: Class 2 (CLVGT2)
2022	1.50%			64,598	32.58			2,104,777	0.00%	-32.87%
2021	1.50%			78,799	48.54			3,824,793	0.28%	36.62%
2020	1.50%			85,055	35.53			3,021,806	0.00%	43.63%
2019	1.50%	to	1.80%	90	24.74	to	50.76	2,230	0.00%	44.84%	to	45.27%
2018	1.50%	to	1.80%	97	16.20	to	33.35	1,567	0.00%	-9.85%	to	-10.08%
Federated Hermes Insurance Series - Federated Hermes High Income Bond Fund II: Primary Shares (FHIB)
2022	1.50%			13,129	23.74			311,468	5.74%	-13.09%
2021	1.50%			17,460	27.31			476,839	5.13%	3.29%
2020	1.50%			21,215	26.44			560,965	5.97%	4.02%
2019	1.50%	to	1.80%	24	22.70	to	25.42	611	6.07%	4.91%	to	5.22%
2018	1.50%	to	1.80%	29	22.53	to	20.17	647	8.17%	-4.74%	to	-5.04%
Federated Hermes Insurance Series - Federated Hermes Managed Volatility Fund II: Primary Shares (FVU2)
2022	1.50%			34,245	19.12			654,627	1.91%	-15.04%
2021	1.50%			35,640	22.50			801,874	1.81%	16.75%
2020	1.50%			40,283	19.27			776,318	2.51%	-0.57%
2019	1.50%			44	19.38			847	2.17%	56.91%
2018	1.50%	to	1.80%	53	16.36	to	20.76	861	2.93%	-9.91%	to	-10.13%
Rydex Variable Trust - U.S. Government Money Market Fund (GVRUGM)
2022	1.50%			35,814	8.51			304,820	0.71%	-0.76%
2021	1.50%			37,998	8.58			325,889	0.00%	-1.49%
2020	1.50%			40,191	8.71			349,908	0.07%	-1.42%
2019	1.50%			43	8.83			376	0.87%	17.24%
2018	1.50%	to	1.80%	45	8.89	to	8.65	403	0.57%	-0.89%	to	-1.26%
Rydex Variable Trust - Inverse NASDAQ-100(R) Strategy Fund (RAF)
2022	1.50%			415	0.45			187	0.00%	32.84%
2021	1.50%			455	0.34			154	0.00%	-26.57%
2020	1.50%			504	0.46			233	0.91%	-38.92%
2019	1.50%	to	1.80%	1	0.72	to	0.76	-	0.63%	-29.30%	to	-29.08%
2018	1.50%	to	1.80%	1	1.07	to	1.02	1	0.00%	-3.60%	to	-4.67%
Rydex Variable Trust - Biotechnology Fund (RBF)
2022	1.50%			24,351	38.46			936,552	0.00%	-14.60%
2021	1.50%			25,381	45.04			1,143,089	0.00%	-0.09%
2020	1.50%			26,060	45.08			1,174,697	0.00%	19.51%
2019	1.50%	to	1.80%	31	35.99	to	37.72	1,184	0.00%	20.81%	to	21.17%
2018	1.50%	to	1.80%	33	30.71	to	29.39	1,002	0.00%	-10.80%	to	-11.07%
Rydex Variable Trust - Banking Fund (RBKF)
2022	1.50%			6,051	8.36			50,558	1.52%	-18.25%
2021	1.50%			5,380	10.22			54,988	1.10%	31.51%
2020	1.50%			5,225	7.77			40,608	0.97%	-9.83%
2019	1.50%			5	8.62			43	0.84%	27.04%
2018	1.50%	to	1.80%	7	6.81	to	6.52	49	0.66%	-20.44%	to	-20.68%
Rydex Variable Trust - Basic Materials Fund (RBMF)
2022	1.50%			3,832	28.15			107,842	0.55%	-10.99%
2021	1.50%			2,717	31.62			85,926	0.60%	21.11%
2020	1.50%			2,753	26.11			71,881	1.47%	17.97%
2019	1.50%	to	1.80%	4	21.12	to	22.13	91	0.00%	30.53%
2018	1.50%	to	1.80%	4	18.50	to	17.70	75	0.53%	-18.68%	to	-18.96%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2022

	Contract Expense Rate*			Units****	Unit Fair Value			Contract Owners’ Equity****	Investment Income Ratio**	Total Return***
Rydex Variable Trust - Consumer Products Fund (RCPF)
2022	1.50%			8,764	31.62			277,121	0.66%	-2.38%
2021	1.50%			6,994	32.39			226,557	0.78%	8.97%
2020	1.50%			7,482	29.72			222,401	0.92%	5.97%
2019	1.50%			9	28.05			250	0.96%	11.82%
2018	1.50%	to	1.80%	8	23.28	to	22.27	181	0.56%	-13.43%	to	-13.72%
Rydex Variable Trust - Electronics Fund (RELF)
2022	1.50%			609	32.36			19,705	0.00%	-33.70%
2021	1.50%			611	48.81			29,844	0.00%	36.20%
2020	1.50%			596	35.84			21,359	0.00%	53.64%
2019	1.50%			1	23.32			14	0.00%	33.86%
2018	1.50%	to	1.80%	1	14.86	to	14.22	9	0.00%	-14.05%	to	-14.29%
Rydex Variable Trust - Energy Fund (RENF)
2022	1.50%			68,523	16.67			1,142,091	1.37%	46.09%
2021	1.50%			33,281	11.41			378,930	0.54%	48.22%
2020	1.50%			10,250	7.70			78,897	1.11%	-35.16%
2019	1.50%	to	1.80%	16	11.32	to	11.87	190	0.21%	23.18%
2018	1.50%	to	1.80%	21	11.28	to	10.80	232	0.46%	-26.61%	to	-26.78%
Rydex Variable Trust - Energy Services Fund (RESF)
2022	1.50%			21,818	5.67			123,781	0.00%	40.45%
2021	1.50%			4,726	4.04			19,092	0.25%	15.76%
2020	1.50%			6,686	3.49			23,331	0.80%	-38.27%
2019	1.50%	to	1.80%	7	5.39	to	5.65	38	0.00%	0.08%	to	0.38%
2018	1.50%	to	1.80%	9	5.74	to	5.49	49	3.25%	-46.51%	to	-46.65%
Rydex Variable Trust - Financial Services Fund (RFSF)
2022	1.50%			5,174	14.75			76,296	0.27%	-19.33%
2021	1.50%			30,081	18.28			549,922	0.22%	33.25%
2020	1.50%			3,675	13.72			50,419	0.95%	-1.59%
2019	1.50%			11	13.94			151	0.72%	33.50%
2018	1.50%	to	1.80%	6	11.05	to	10.57	69	1.03%	-13.60%	to	-13.85%
Rydex Variable Trust - Health Care Fund (RHCF)
2022	1.50%			6,023	37.01			222,889	0.00%	-13.31%
2021	1.50%			6,862	42.69			292,937	0.00%	17.07%
2020	1.50%			5,244	36.46			191,221	0.00%	16.91%
2019	1.50%	to	1.80%	10	29.76	to	31.19	316	0.00%	25.13%
2018	1.50%	to	1.80%	10	25.83	to	24.72	259	0.00%	-0.27%	to	-0.56%
Rydex Variable Trust - Internet Fund (RINF)
2022	1.50%			1,585	28.58			45,311	0.00%	-45.66%
2021	1.50%			1,722	52.60			90,607	0.00%	-6.08%
2020	1.50%			2,437	56.01			136,486	0.00%	57.83%
2019	1.50%			1	35.49			25	0.00%	27.99%
2018	1.50%	to	1.80%	1	28.71	to	27.47	18	0.00%	-4.65%	to	-4.95%
Rydex Variable Trust - Inverse Government Long Bond Strategy Fund (RJNF)
2022	1.50%			23	2.45			58	0.00%	44.04%
2021	1.50%			23	1.70			40	0.00%	-0.53%
2020	1.50%			31	1.71			53	0.28%	-22.26%
2019	1.50%	to	1.80%	-	2.09	to	2.20	-	0.00%	18.85%	to	19.20%
2018	1.50%	to	1.80%	-	2.58	to	2.45	-	0.00%	2.38%	to	2.08%
Rydex Variable Trust - Europe 1.25x Strategy Fund (RLCE)
2022	1.50%			848	10.72			9,083	0.00%	-14.37%
2021	1.50%			899	12.51			11,249	0.22%	16.95%
2020	1.50%			1,518	10.70			16,244	1.95%	-1.26%
2019	1.50%	to	1.80%	2	10.34	to	10.84	22	1.01%	27.12%
2018	1.50%	to	1.80%	2	8.57	to	8.20	17	0.30%	-20.13%	to	-20.39%
Rydex Variable Trust - Japan 2x Strategy Fund (RLCJ)
2022	1.50%			2,042	13.03			26,603	0.00%	-43.84%
2021	1.50%			2,063	23.20			47,859	0.00%	-15.37%
2020	1.50%			2,471	27.41			67,735	1.09%	38.37%
2019	1.50%	to	1.80%	3	18.90	to	19.81	55	1.49%	30.19%
2018	1.50%	to	1.80%3		14.46	to	13.84	41	0.00%	-24.13%	to	-24.33%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2022

	Contract Expense Rate*			Units****	Unit Fair Value			Contract Owners’ Equity****	Investment Income Ratio**	Total Return***
Rydex Variable Trust - Leisure Fund (RLF)
2020	1.50%			364	32.27			11,747	0.00%	19.21%
2019	1.50%			-	27.07			10	0.13%	12.68%
2018	1.50%	to	1.80%	1	21.26	to	20.34	26	0.11%	-14.72%	to	-15.00%
Rydex Variable Trust - Mid-Cap 1.5x Strategy Fund (RMED)
2022	1.50%			4,333	62.16			269,347	0.00%	-24.34%
2021	1.50%			4,881	82.16			401,030	0.00%	33.24%
2020	1.50%			5,309	61.67			327,392	0.90%	9.04%
2019	1.50%	to	1.80%	6	37.10	to	56.55	361	1.05%	24.56%
2018	1.50%	to	1.80%	7	42.18	to	27.75	289	0.26%	-20.59%	to	-20.85%
Rydex Variable Trust - Russell 2000(R) 1.5x Strategy Fund (RMEK)
2022	1.50%			1,123	41.13			46,202	0.00%	-34.45%
2021	1.50%	to	1.80%	1,271	38.87	to	62.75	78,984	0.05%	16.88%	to	17.23%
2020	1.50%	to	1.80%	1,883	33.26	to	53.53	100,120	0.00%	17.90%	to	18.25%
2019	1.50%	to	1.80%	2	28.21	to	45.26	100	0.00%	-4.29%
2018	1.50%	to	1.80%	5	33.94	to	21.22	180	0.00%	-20.77%	to	-21.00%
Rydex Variable Trust - Nova Fund (RNF)
2022	1.50%			23,134	40.13			928,249	0.43%	-31.30%
2021	1.50%			23,609	58.41			1,378,973	0.36%	40.07%
2020	1.50%			25,563	41.70			1,065,977	0.88%	18.24%
2019	1.50%	to	1.80%	32	35.27	to	35.66	1,138	1.11%	30.38%	to	30.77%
2018	1.50%	to	1.80%	33	24.68	to	25.04	811	0.18%	-11.67%	to	-11.92%
Rydex Variable Trust - NASDAQ-100(R) Fund (ROF)
2022	1.50%			18,928	65.36			1,237,132	0.00%	-35.12%
2021	1.50%			21,542	100.74			2,170,195	0.00%	23.67%
2020	1.50%			31,107	81.46			2,533,895	0.29%	42.80%
2019	1.50%	to	1.80%	32	42.52	to	57.04	1,835	0.13%	2.14%
2018	1.50%	to	1.80%	34	42.31	to	31.63	1,427	0.00%	-3.27%	to	-3.57%
Rydex Variable Trust - Precious Metals Fund (RPMF)
2022	1.50%			6,684	10.79			72,148	0.54%	-12.41%
2021	1.50%			4,925	12.32			60,688	1.63%	-10.54%
2020	1.50%			23,005	13.78			316,902	5.67%	32.30%
2019	1.50%	to	1.80%	31	9.93	to	10.41	318	0.00%	15.01%
2018	1.50%	to	1.80%	18	6.94	to	6.64	127	4.44%	-17.87%	to	-18.13%
Rydex Variable Trust - Real Estate Fund (RREF)
2022	1.50%			7,726	19.64			151,724	0.71%	-28.48%
2021	1.50%			7,039	27.46			193,261	0.58%	32.08%
2020	1.50%			9,503	20.79			197,546	2.98%	-7.22%
2019	1.50%	to	1.80%	8	21.38	to	22.41	174	2.02%	24.01%
2018	1.50%	to	1.80%	6	18.28	to	17.49	106	0.91%	-8.69%	to	-9.00%
Rydex Variable Trust - Retailing Fund (RRF)
2022	1.50%			371	29.05			10,775	0.00%	-27.61%
2021	1.50%			403	40.14			16,162	0.00%	10.09%
2020	1.50%			748	36.46			27,271	0.00%	41.53%
2019	1.50%			1	25.76			19	0.00%	6.27%
2018	1.50%	to	1.80%	1	21.01	to	20.10	15	0.01%	-4.67%	to	-4.96%
Rydex Variable Trust - Guggenheim Long Short Equity Fund (RSRF)
2022	1.50%			3,559	19.33			68,785	0.46%	-15.66%
2021	1.50%			4,252	22.92			97,442	0.60%	21.96%
2020	1.50%			4,336	18.79			81,475	0.87%	3.37%
2019	1.50%			5	18.18			93	0.63%	28.18%
2018	1.50%	to	1.80%	6	17.48	to	13.64	111	0.00%	-14.27%	to	-14.48%
Rydex Variable Trust - Technology Fund (RTEC)
2022	1.50%			5,167	33.00			170,509	0.00%	-37.20%
2021	1.50%			5,802	52.54			304,873	0.00%	18.71%
2020	1.50%			8,449	44.26			373,981	0.00%	47.03%
2019	1.50%	to	1.80%	9	28.72	to	30.11	274	0.00%	4.54%
2018	1.50%	to	1.80%8		21.87	to	20.93	172	0.00%	-2.97%	to	-3.24%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2022

	Contract Expense Rate*			Units****	Unit Fair Value			Contract Owners’ Equity****	Investment Income Ratio**	Total Return***
Rydex Variable Trust - Telecommunications Fund (RTEL)
2022	1.50%			2,947	10.56			31,117	0.62%	-26.95%
2021	1.50%			3,355	14.46			48,501	0.73%	7.36%
2020	1.50%			3,440	13.47			46,323	0.73%	7.86%
2019	1.50%	to	1.80%	6	11.91	to	12.48	78	0.00%	5.41%
2018	1.50%	to	1.80%	5	11.19	to	10.71	57	0.76%	-6.75%	to	-7.03%
Rydex Variable Trust - S&P 500 2x Strategy Fund (RTF)
2022	1.50%			28,723	46.32			1,330,365	0.00%	-40.67%
2021	1.50%			32,559	78.07			2,541,705	0.00%	55.93%
2020	1.50%			33,094	50.06			1,656,787	0.59%	16.34%
2019	1.50%	to	1.80%	34	41.05	to	43.03	1,466	0.00%	1.27%
2018	1.50%	to	1.80%	33	26.88	to	25.72	886	0.06%	-16.68%	to	-16.93%
Rydex Variable Trust - Transportation Fund (RTRF)
2022	1.50%			1,324	28.60			37,863	0.00%	-35.99%
2021	1.50%			1,353	44.68			60,431	0.00%	20.36%
2020	1.50%			1,443	37.12			53,569	0.16%	38.53%
2019	1.50%			2	26.80			54	0.00%	17.77%
2018	1.50%	to	1.80%	2	22.25	to	21.29	46	0.00%	-21.27%	to	-21.50%
Rydex Variable Trust - Inverse S&P 500 Strategy Fund (RUF)
2022	1.50%			423,959	0.74			314,068	0.00%	14.86%
2021	1.50%			9,030	0.64			5,824	0.00%	-25.57%
2020	1.50%			36,517	0.87			31,642	1.33%	-26.14%
2019	1.50%			13	1.17			15	1.17%	29.63%
2018	1.50%	to	1.80%	16	1.54	to	1.77	25	0.00%	1.99%	to	1.72%
Rydex Variable Trust - Government Long Bond 1.2x Strategy Fund (RUGB)
2022	1.50%			6,376	12.25			78,069	1.92%	-41.71%
2021	1.50%			7,040	21.01			147,903	0.36%	-8.87%
2020	1.50%			8,729	23.05			201,228	0.12%	20.15%
2019	1.50%	to	1.80%	8	19.19	to	19.27	145	1.18%	33.47%
2018	1.50%	to	1.80%	9	16.68	to	16.80	144	1.57%	-6.71%	to	-7.03%
Rydex Variable Trust - Utilities Fund (RUTL)
2022	1.50%			6,477	30.60			188,438	0.92%	-0.46%
2021	1.50%			7,560	30.74			232,406	1.52%	12.82%
2020	1.50%			11,008	27.25			299,949	1.74%	-6.54%
2019	1.50%			11	29.16			323	0.22%	16.90%
2018	1.50%	to	1.80%	13	24.87	to	23.80	329	1.39%	2.22%	to	1.93%
Rydex Variable Trust - NASDAQ-100(R) 2x Strategy Fund (RVF)
2022	1.50%			7,307	126.91			927,325	0.00%	-61.62%
2021	1.50%			10,261	330.68			3,393,066	0.00%	51.17%
2020	1.50%			11,884	218.75			2,599,643	0.24%	84.09%
2019	1.50%			16	118.83			1,870	0.16%	20.67%
2018	1.50%	to	1.80%	18	66.83	to	63.95	1,199	0.00%	-10.67%	to	-10.93%
Rydex Variable Trust - Inverse Dow 2x Strategy Fund (RVIDD)
2022	1.50%			460	0.07			32	0.00%	3.51%
2021	1.50%			491	0.07			33	0.00%	-36.29%
2020	1.50%			529	0.11			57	0.62%	-46.57%
2019	1.50%	to	1.80%	1	0.19	to	0.20	-	0.00%	16.38%
2018	1.50%	to	1.80%	3	0.32	to	0.30	1	0.00%	0.00%	to	-3.23%
Rydex Variable Trust - Inverse Russell 2000(R) Strategy Fund (RVISC)
2022	1.50%			49	0.68			34	0.00%	15.62%
2021	1.50%			49	0.59			29	0.00%	-19.70%
2020	1.50%			49	0.74			36	0.75%	-31.84%
2019	1.50%	to	1.80%	-	1.03	to	1.08	-	0.71%	23.21%
2018	1.50%	to	1.80%	-	1.38	to	1.32	-	0.00%	9.52%	to	9.09%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2022

	Contract Expense Rate*			Units****	Unit Fair Value			Contract Owners’ Equity****	Investment Income Ratio**	Total Return***
Rydex Variable Trust - S&P 500 Pure Growth Fund (RVLCG)
2022	1.50%			16,532	32.18			532,011	0.00%	-29.42%
2021	1.50%			16,949	45.59			772,753	0.00%	25.69%
2020	1.50%			12,477	36.27			452,591	0.00%	25.43%
2019	1.50%			22	28.92			640	0.00%	10.23%
2018	1.50%	to	1.80%	25	23.19	to	22.21	574	0.00%	-7.05%	to	-7.30%
Rydex Variable Trust - S&P 500 Pure Value Fund (RVLCV)
2022	1.50%			9,414	27.03			254,422	0.96%	-4.00%
2021	1.50%			8,958	28.15			252,192	0.63%	30.35%
2020	1.50%			9,305	21.60			200,963	1.76%	-11.89%
2019	1.50%			13	24.51			325	0.79%	9.77%
2018	1.50%	to	1.80%	16	20.19	to	19.33	316	0.84%	-14.59%	to	-14.88%
Rydex Variable Trust - Dow 2x Strategy Fund (RVLDD)
2022	1.50%			2,255	52.28			117,906	0.00%	-21.67%
2021	1.50%			2,263	66.75			151,084	0.00%	38.51%
2020	1.50%			2,270	48.19			109,397	0.57%	0.22%
2019	1.50%	to	1.80%	4	45.91	to	48.09	198	0.68%	23.23%
2018	1.50%	to	1.80%	4	33.10	to	31.70	137	0.21%	-15.52%	to	-15.76%
Rydex Variable Trust - S&P MidCap 400 Pure Growth Fund (RVMCG)
2022	1.50%			7,717	29.53			227,889	0.00%	-23.77%
2021	1.50%			8,725	38.74			338,031	0.00%	10.54%
2020	1.50%			9,702	35.05			340,038	0.00%	28.52%
2019	1.50%			10	27.27			279	0.00%	13.02%
2018	1.50%	to	1.80%	11	23.99	to	22.97	261	0.00%	-16.09%	to	-16.35%
Rydex Variable Trust - S&P MidCap 400 Pure Value Fund (RVMCV)
2022	1.50%			4,881	29.69			144,906	0.88%	-6.63%
2021	1.50%			8,817	31.79			280,341	0.07%	29.30%
2020	1.50%			8,394	24.59			206,404	0.41%	5.82%
2019	1.50%			9	23.24			213	0.00%	6.82%
2018	1.50%	to	1.80%	11	19.26	to	18.45	204	0.00%	-20.22%	to	-20.41%
Rydex Variable Trust - S&P SmallCap 600 Pure Growth Fund (RVSCG)
2022	1.50%			5,135	24.64			126,529	0.00%	-30.94%
2021	1.50%			5,525	35.68			197,113	0.00%	17.39%
2020	1.50%			4,431	30.39			134,679	0.00%	14.03%
2019	1.50%			6	26.65			156	0.00%	6.74%
2018	1.50%	to	1.80%	7	24.03	to	23.02	161	0.00%	-10.40%	to	-10.64%
Rydex Variable Trust - S&P SmallCap 600 Pure Value Fund (RVSCV)
2022	1.50%			8,642	21.24			183,591	0.00%	-9.60%
2021	1.50%			8,984	23.50			211,141	0.00%	41.28%
2020	1.50%			9,924	16.63			165,080	0.00%	-7.37%
2019	1.50%			10	17.96			184	0.33%	13.06%
2018	1.50%	to	1.80%	10	15.11	to	14.46	151	0.00%	-21.75%	to	-22.05%
Invesco - Invesco V.I. Core Equity Fund: Series I Shares (AVGI)
2022	1.50%			25,308	23.08			584,001	0.86%	-21.73%
2021	1.50%			29,701	29.48			875,640	0.66%	25.84%
2020	1.50%			30,920	23.43			724,414	1.33%	12.16%
2019	1.50%			35	13.94	to	20.89	726	0.96%	26.51%
2018	1.50%	to	1.80%	38	16.44	to	15.83	631	0.90%	-10.75%	to	-11.02%
Invesco - Invesco V.I. High Yield Fund: Series I Shares (AVHY1)
2022	1.50%			39,735	19.44			772,311	4.33%	-10.90%
2021	1.50%			53,346	21.81			1,163,703	4.92%	2.83%
2020	1.50%			51,649	21.21			1,095,235	5.83%	1.78%
2019	1.50%	to	1.80%	56	13.11	to	20.84	1,175	5.90%	29.08%
2018	1.50%	to	1.80%	59	18.64	to	17.84	1,106	5.20%	-4.80%	to	-5.06%
Invesco - Invesco V.I. Diversified Dividend Fund: Series I Shares (IVDDI)
2022	1.50%			18,466	23.48			433,530	1.95%	-3.14%
2021	1.50%			14,549	24.24			352,653	2.08%	17.12%
2020	1.50%			17,322	20.69			358,476	2.84%	-1.35%
2019	1.50%			19	16.23	to	20.98	408	3.01%	26.18%
2018	1.50%	to	1.80%	20	17.02	to	16.64	340	2.12%	-8.98%	to	-9.22%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2022

	Contract Expense Rate*			Units****	Unit Fair Value			Contract Owners’ Equity****	Investment Income Ratio**	Total Return***
Invesco - Invesco V.I. Government Money Market Fund: Series I Shares (IVGMMI)
2022	1.50%			741,671	9.06			6,679,598	1.45%	-0.05%
2021	1.50%	to	1.80%	658,076	8.80	to	9.06	5,961,834	0.01%	-1.78%	to	-1.48%
2020	1.50%	to	1.80%	696,560	8.96	to	9.20	6,342,121	0.28%	-1.50%	to	-1.20%
2019	1.50%	to	1.80%	646	9.10	to	9.31	6,002	1.89%	-1.85%	to	-1.55%
2018	1.50%	to	1.80%	697	9.28	to	9.09	6,466	1.54%	0.11%	to	-0.33%
Invesco - Invesco V.I. Health Care Fund: Series I Shares (IVHS)
2022	1.50%			13,869	31.93			442,814	0.00%	-14.61%
2021	1.50%			14,332	37.39			535,862	0.21%	10.63%
2020	1.50%			14,797	33.80			500,112	0.32%	12.76%
2019	1.50%			16	29.97			487	0.04%	25.14%
2018	1.50%	to	1.80%	17	22.96	to	23.51	398	0.00%	-0.61%	to	-0.89%
Invesco - Invesco V.I. Main Street Mid Cap Fund: Series II Shares (IVMCC2)
2022	1.50%			9,337	31.92			298,086	0.07%	-15.73%
2021	1.50%			10,683	37.88			404,694	0.26%	21.04%
2020	1.50%			9,865	31.30			308,748	0.48%	7.32%
2019	1.50%			10	29.16			292	0.21%	20.39%
2018	1.50%	to	1.80%	11	23.68	to	18.66	260	0.11%	-12.91%	to	-13.17%
Invesco - Invesco V.I. Global Real Estate Fund: Series I Shares (IVRE)
2022	1.50%			11,532	30.36			350,100	2.73%	-26.05%
2021	1.50%			14,088	41.05			577,044	2.75%	23.84%
2020	1.50%			14,124	33.15			468,231	4.66%	-13.62%
2019	1.50%	to	1.80%	19	21.20	to	38.38	742	4.63%	23.37%
2018	1.50%	to	1.80%	20	31.68	to	21.41	649	3.53%	-7.53%	to	-7.83%
Invesco - Invesco V.I. Technology Fund: Series I Shares (IVT)
2022	1.50%			4,923	15.90			78,256	0.00%	-40.84%
2021	1.50%			5,829	26.87			156,650	0.00%	12.71%
2020	1.50%			4,883	23.84			116,422	0.00%	43.94%
2019	1.50%			5	16.56			75	0.00%	12.58%
2018	1.50%	to	1.80%	8	12.37	to	21.78	97	0.00%	-1.98%	to	-2.24%
Janus Aspen Series - Janus Henderson Enterprise Portfolio: Institutional Shares (JAEI)
2022	1.50%			129,784	64.66			8,366,458	0.20%	-17.19%
2021	1.50%			143,353	78.09			11,185,573	0.32%	15.09%
2020	1.50%			156,697	67.85			10,629,772	0.07%	17.70%
2019	1.50%			180	40.84	to	57.65	10,320	0.20%	14.70%	to	15.04%
2018	1.50%	to	1.80%	200	43.19	to	38.66	8,643	0.23%	-1.91%	to	-2.20%
Janus Aspen Series - Janus Henderson Global Research Portfolio: Institutional Shares (JAGRIN)
2022	1.50%			164,694	26.40			4,341,889	1.04%	-20.61%
2021	1.50%			180,933	33.25			6,015,860	0.52%	16.33%
2020	1.50%			193,790	28.58			5,526,371	0.72%	18.27%
2019	1.50%			219	24.17			5,255	1.00%	26.52%
2018	1.50%	to	1.80%	241	19.01	to	17.12	4,582	1.12%	-8.25%	to	-8.55%
Janus Aspen Series - Janus Henderson Overseas Portfolio: Institutional Shares (JAIG)
2022	1.50%			11,116	39.88			443,247	1.76%	-9.96%
2021	1.50%			12,471	44.29			552,316	1.13%	11.89%
2020	1.50%			13,252	39.58			524,526	1.32%	14.57%
2019	1.50%			16	34.55			564	1.88%	20.74%
2018	1.50%	to	1.80%	18	27.61	to	18.95	502	1.70%	-16.23%	to	-16.48%
Janus Aspen Series - Janus Henderson Research Portfolio: Institutional Shares (JARIN)
2022	1.50%			181,817	35.07			6,362,573	0.15%	-30.93%
2021	1.50%			201,045	50.78			10,209,380	0.10%	18.54%
2020	1.50%			216,809	42.84			9,282,766	0.41%	30.98%
2019	1.50%			243	32.71			7,933	0.45%	26.17%
2018	1.50%	to	1.80%	270	24.50	to	22.65	6,605	0.54%	-4.03%	to	-4.31%
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares (LZREMS)
2022	1.50%			10,681	25.14			268,493	3.33%	-16.38%
2021	1.50%			11,622	30.06			349,344	1.85%	3.90%
2020	1.50%			13,112	28.93			379,366	2.58%	-2.75%
2019	1.50%			14	29.75			428	0.87%	-37.05%
2018	1.50%	to	1.80%	15	25.56	to	24.46	392	1.61%	-19.77%	to	-20.01%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2022

	Contract Expense Rate*			Units****	Unit Fair Value			Contract Owners’ Equity****	Investment Income Ratio**	Total Return***
Lazard Retirement International Equity - Service (LZRIES)
2022	1.50%			16,102	16.75			269,698	3.37%	-16.27%
2021	1.50%			20,271	20.01			405,527	0.95%	4.26%
2020	1.50%			21,036	19.19			403,643	2.24%	6.63%
2019	1.50%	to	1.80%	24	17.17	to	18.00	424	0.34%	-14.84%	to	-14.58%
2018	1.50%	to	1.80%	25	15.10	to	14.45	378	1.49%	-15.17%	to	-15.45%
Lazard Retirement Series, Inc. - Lazard Retirement U.S. Small-Mid Cap Equity Portfolio: Service Shares (LZRUSM)
2022	1.50%			23,056	41.05			905,831	0.00%	-16.77%
2021	1.50%			25,798	49.32			1,272,269	0.05%	18.09%
2020	1.50%			29,038	41.76			1,200,857	0.19%	5.18%
2019	1.50%	to	1.80%	31	20.44	to	39.71	1,221	0.00%	23.60%
2018	1.50%	to	1.80%	36	31.02	to	20.48	1,118	0.02%	-14.55%	to	-14.81%
LMCBV Aggressive Growth I (LPVCAI)
2022	1.50%			3,734	21.16			79,039	0.44%	-27.51%
2021	1.50%			5,356	29.20			156,389	0.17%	8.66%
2020	1.50%			10,130	26.87			272,198	0.82%	16.26%
2019	1.50%			11	23.11			261	0.69%	28.32%
2018	1.50%	to	1.80%	21	18.76	to	18.11	399	0.68%	-9.72%	to	-9.99%
Legg Mason Partners Variable Equity Trust - ClearBridge Variable Dividend Strategy Portfolio: Class I (LPVCII)
2022	1.50%			10,972	26.20			287,474	1.47%	-9.47%
2021	1.50%			10,579	28.94			306,186	1.44%	24.91%
2020	1.50%			12,090	23.17			280,121	1.36%	6.07%
2019	1.50%			17	21.84			362	1.66%	31.59%
2018	1.50%	to	1.80%	14	16.85	to	16.27	229	1.91%	-6.28%	to	-6.55%
Legg Mason Partners Variable Equity Trust - ClearBridge Variable Large Cap Growth Portfolio: Class I (LVCLGI)
2022	1.50%			26,869	31.10			835,707	0.00%	-33.25%
2021	1.50%			28,564	46.60			1,331,062	0.00%	20.13%
2020	1.50%			31,943	38.79			1,239,130	0.02%	28.79%
2019	1.50%			36	30.12			1,090	0.39%	-21.80%
2018	1.50%	to	1.80%	29	23.13	to	22.34	675	0.27%	-1.49%	to	-1.76%
Western Asset Variable Global High Yield Bond Portfolio: Class I (SBVHY)
2022	1.50%			5	17.38			89	6.63%	-15.01%
2021	1.50%			88	20.45			1,791	4.35%	-0.18%
2020	1.50%			94	20.49			1,926	1.67%	5.72%
2019	1.50%			6	19.38			111	5.35%	25.53%
2018	1.50%	to	1.80%	6	17.20	to	16.51	98	5.24%	-5.34%	to	-5.60%
Lord Abbett Series Fund, Inc. - Dividend Growth Portfolio: Class VC (LOVCDG)
2022	1.50%			3,516	45.18			158,851	0.85%	-14.84%
2021	1.50%			3,871	53.05			203,721	0.70%	23.75%
2020	1.50%			4,314	42.87			184,937	0.95%	13.70%
2019	1.50%			6	37.70			222	1.57%	-24.06%
2018	1.50%	to	1.80%	6	30.27	to	24.64	188	1.72%	-6.11%	to	-6.38%
Lord Abbett Series Fund, Inc. - Growth and Income Portfolio: Class VC (LOVGI)
2022	1.50%			63,880	34.83			2,183,681	1.27%	-10.79%
2021	1.50%			72,568	39.04			2,833,274	0.95%	27.10%
2020	1.50%			87,058	30.72			2,664,967	1.68%	1.17%
2019	1.50%	to	1.80%	95	16.87	to	30.36	2,893	1.51%	36.55%	to	36.96%
2018	1.50%	to	1.80%	117	25.16	to	18.43	2,945	1.25%	-9.53%	to	-9.79%
Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: I Class Shares (AMCG)
2022	1.50%			10,346	30.78			318,465	0.00%	-29.79%
2021	1.50%	to	1.80%	12,430	43.84	to	55.48	545,304	0.00%	10.98%	to	11.31%
2020	1.50%	to	1.80%	12,994	39.39	to	49.99	512,121	0.00%	37.48%	to	37.90%
2019	1.50%	to	1.80%	14	28.56	to	36.36	414	0.00%	33.68%	to	34.08%
2018	1.50%	to	1.80%	18	21.84	to	27.89	388	0.00%	-7.81%	to	-8.08%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2022

	Contract Expense Rate*			Units****	Unit Fair Value			Contract Owners’ Equity****	Investment Income Ratio**	Total Return***
Neuberger Berman Advisers Management Trust - Mid Cap Intrinsic Value Portfolio: I Class Shares (AMRI)
2022	1.50%			41,158	37.76			1,554,254	0.60%	-11.10%
2021	1.50%			41,380	42.48			1,756,464	0.61%	30.82%
2020	1.50%			41,763	32.47			1,355,982	1.22%	-4.07%
2019	1.50%			42	33.85			1,410	0.72%	77.82%
2018	1.50%	to	1.80%	42	29.43	to	22.13	1,236	0.67%	-16.53%	to	-16.77%
Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: Class I Shares (AMSRS)
2022	1.50%			25,163	33.64			846,402	0.42%	-19.66%
2021	1.50%			29,988	41.87			1,250,996	0.37%	21.64%
2020	1.50%			33,280	34.42			1,145,569	0.61%	17.78%
2019	1.50%			36	29.23			1,061	0.59%	34.82%
2018	1.50%	to	1.80%	1	23.57	to	22.55	17	0.49%	-7.13%	to	-7.43%
Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: I Class Shares (AMTB)
2022	1.50%			81,243	11.95			970,868	3.35%	-6.59%
2021	1.50%			122,909	12.79			1,572,472	2.84%	-0.76%
2020	1.50%			90,758	12.89			1,170,022	2.39%	1.92%
2019	1.50%			91	12.65			1,133	1.97%	27.36%
2018	1.50%	to	1.80%	99	12.38	to	9.78	1,220	1.54%	-0.48%	to	-0.81%
Northern Lights Variable Trust - Donoghue Forlines Dividend VIT Fund: Class 1 (NOVPDI)
2022	1.50%			144,663	12.83			1,850,316	1.40%	-11.68%
2021	1.50%			161,798	14.53			2,351,042	1.26%	28.36%
2020	1.50%			181,225	11.32			1,996,866	5.60%	-8.63%
2019	1.50%			197	12.39			2,411	1.41%	32.36%
2018	1.50%	to	1.80%	215	12.95	to	12.50	2,785	1.80%	-9.38%	to	-9.68%
Northern Lights Variable Trust - Donoghue Forlines Momentum VIT Fund: Class 1 (NOVPM)
2022	1.50%			110,888	16.03			1,742,265	0.00%	-23.71%
2021	1.50%			119,921	21.02			2,520,527	0.00%	27.74%
2020	1.50%			147,640	16.45			2,407,848	0.18%	-2.67%
2019	1.50%	to	1.80%	168	16.28	to	16.91	2,837	0.77%	28.84%	to	29.23%
2018	1.50%	to	1.80%	183	15.91	to	15.36	2,914	0.30%	-4.10%	to	-4.42%
PIMCO Variable Insurance Trust - All Asset Portfolio: Administrative Class (PMVAAA)
2022	1.50%			19,360	16.65			322,261	7.63%	-13.15%
2021	1.50%			25,803	19.17			494,572	11.10%	14.50%
2020	1.50%			26,851	16.74			449,474	5.03%	6.40%
2019	1.50%			30	15.73			475	2.91%	49.93%
2018	1.50%	to	1.80%	34	14.27	to	13.74	488	3.24%	-6.85%	to	-7.10%
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Administrative Class (PMVEBA)
2022	1.50%			297	15.53			4,619	4.80%	-16.97%
2021	1.50%			356	18.70			6,658	4.50%	-4.01%
2020	1.50%			433	19.49			8,437	4.62%	5.12%
2019	1.50%			1	18.54			17	4.42%	24.72%
2018	1.50%	to	1.80%	1	16.40	to	15.78	15	4.14%	-6.12%	to	-6.46%
PIMCO Variable Insurance Trust - International Bond Portfolio (U.S. Dollar-Hedged): Administrative Class (PMVFHA)
2022	1.50%			246	15.16			3,726	1.35%	-11.49%
2021	1.50%			924	17.13			15,828	1.59%	-3.42%
2020	1.50%			955	17.74			16,941	5.97%	3.99%
2019	1.50%			1	17.06			17	1.77%	13.69%
2018	1.50%	to	1.80%	1	16.18	to	15.58	17	1.31%	0.56%	to	0.32%
PIMCO Variable Insurance Trust - Global Bond Opportunities Portfolio (Unhedged): Administrative Class (PMVGBA)
2022	1.50%			19,371	12.74			246,823	1.49%	-12.33%
2021	1.50%			19,744	14.53			286,953	4.99%	-5.59%
2020	1.50%			19,388	15.39			298,445	2.48%	8.48%
2019	1.50%			21	14.19			297	2.46%	21.44%
2018	1.50%	to	1.80%	26	13.57	to	13.07	349	5.83%	-5.63%	to	-5.90%
PIMCO Variable Insurance Trust - High Yield Portfolio: Administrative Class (PMVHYA)
2022	1.50%			22	17.72			399	5.04%	-11.62%
2021	1.50%			112	20.05			2,249	4.51%	2.09%
2020	1.50%			652	19.64			12,806	4.84%	4.17%
2019	1.50%			1	18.85			13	4.96%	22.62%
2018	1.50%	to	1.80%	1	16.68	to	16.06	14	5.10%	-4.14%	to	-4.40%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2022

	Contract Expense Rate*			Units****	Unit Fair Value			Contract Owners’ Equity****	Investment Income Ratio**	Total Return***
PIMCO Variable Insurance Trust - Real Return Portfolio: Administrative Class (PMVRRA)
2022	1.50%			65,112	15.65			1,018,749	7.09%	-13.21%
2021	1.50%			76,222	18.03			1,374,145	4.98%	4.01%
2020	1.50%			73,017	17.33			1,265,556	1.42%	10.05%
2019	1.50%	to	1.80%	76	14.35	to	15.75	1,196	1.67%	32.95%	to	33.35%
2018	1.50%	to	1.80%	80	14.74	to	13.47	1,176	2.50%	-3.72%	to	-3.99%
PIMCO Variable Insurance Trust - CommodityRealReturn(R) Strategy Portfolio: Administrative Class (PMVRSA)
2022	1.50%			2,042	7.66			15,638	20.57%	7.00%
2021	1.50%			2,403	7.16			17,200	4.24%	31.36%
2020	1.50%			2,693	5.45			14,677	6.29%	-0.16%
2019	1.50%			4	5.46			20	4.49%	22.58%
2018	1.50%	to	1.80%	4	4.97	to	4.79	19	2.10%	-15.48%	to	-15.67%
PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class (PMVTRA)
2022	1.50%			155,785	14.99			2,335,058	2.59%	-15.57%
2021	1.50%			193,450	17.75			3,434,690	1.82%	-2.74%
2020	1.50%			199,221	18.25			3,636,668	2.11%	7.03%
2019	1.50%	to	1.80%	192	16.22	to	17.06	3,266	3.01%	59.62%	to	60.10%
2018	1.50%	to	1.80%	202	15.98	to	15.24	3,235	2.53%	-2.02%	to	-2.37%
PIMCO Variable Insurance Trust - Short-Term Portfolio: Administrative Class (PVSTA)
2022	1.50%			97,331	11.16			1,086,674	1.59%	-1.63%
2021	1.50%			115,924	11.35			1,315,762	1.14%	-1.54%
2020	1.50%			117,691	11.53			1,356,767	1.22%	0.72%
2019	1.50%			116	11.45			1,325	2.46%	42.88%
2018	1.50%	to	1.80%	119	11.30	to	10.82	1,340	2.19%	0.00%	to	-0.28%
Royce Capital Fund - Royce Micro-Cap Portfolio: Investment Class (ROCMC)
2022	1.50%			6,972	34.50			240,526	0.00%	-23.59%
2021	1.50%			8,233	45.15			371,720	0.00%	28.05%
2020	1.50%			10,472	35.26			369,235	0.00%	21.95%
2019	1.50%	to	1.80%	13	19.00	to	28.91	368	0.00%	11.19%	to	11.53%
2018	1.50%	to	1.80%	13	24.55	to	16.18	330	0.00%	-10.40%	to	-10.66%
Royce Capital Fund - Royce Small-Cap Portfolio: Investment Class (ROCSC)
2022	1.50%			13,008	38.73			503,841	0.38%	-10.54%
2021	1.50%			15,061	43.30			649,591	1.30%	26.90%
2020	1.50%			18,619	34.12			635,282	1.02%	-8.53%
2019	1.50%	to	1.80%	20	25.97	to	37.30	735	0.65%	20.42%
2018	1.50%	to	1.80%	22	31.91	to	22.28	696	0.75%	-9.71%	to	-9.98%
Third Avenue Value (TAVV)
2022	1.50%			22,175	26.47			586,886	1.36%	14.38%
2021	1.50%			21,860	23.14			504,666	0.70%	20.25%
2020	1.50%			24,132	19.24			464,324	2.55%	-3.85%
2019	1.50%	to	1.80%	30	12.22	to	20.01	600	0.27%	10.46%	to	10.79%
2018	1.50%	to	1.80%	32	18.06	to	12.87	585	1.84%	-21.55%	to	-21.81%
VanEck VIP Trust - VanEck VIP Emerging Markets Bond Fund: Initial Class (VWBF)
2022	1.50%			8,768	16.30			142,884	3.95%	-8.31%
2021	1.50%			13,861	17.77			246,357	5.15%	-5.48%
2020	1.50%			16,208	18.80			283,612	6.80%	7.30%
2019	1.50%			22	17.52			390	0.35%	10.94%
2018	1.50%	to	1.80%	28	15.80	to	11.83	443	7.59%	-7.49%	to	-7.79%
VanEck VIP Trust - VanEck VIP Emerging Markets Fund: Initial Class (VWEM)
2022	1.50%			32,367	27.09			876,720	0.28%	-25.50%
2021	1.50%			33,209	36.36			1,207,411	0.91%	-13.18%
2020	1.50%			35,176	41.88			1,473,110	2.06%	15.50%
2019	1.50%	to	1.80%	38	33.99	to	36.26	1,368	0.46%	28.27%	to	28.65%
2018	1.50%	to	1.80%	41	28.18	to	26.50	1,159	0.29%	-24.63%	to	-24.87%
VanEck VIP Trust - VanEck VIP Global Resources Fund: Initial Class (VWHA)
2022	1.50%			15,267	28.41			429,168	1.70%	6.78%
2021	1.50%			12,522	26.60			333,127	0.44%	17.15%
2020	1.50%			13,552	22.71			307,738	0.94%	17.34%
2019	1.50%	to	1.80%	14	17.36	to	19.35	274	0.00%	9.87%	to	10.20%
2018	1.50%	to	1.80%	18	17.56	to	15.80	325	0.00%	-29.36%	to	-29.59%

*

This represents the annual contract expense rate or range of annual contract expense rates of the variable account at the period end indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owner accounts through the redemption of units.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2022

**

This represents the ratio of dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by monthly average net assets (excluding months where net assets are zero). The investment income ratio for subaccounts initially funded during the period presented has not been annualized. The ratios exclude those expenses that result in direct reductions to the contract owner accounts through reductions in unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

***

This represents the total return or range of minimum and maximum total returns for the period indicated, including changes in the value of the underlying mutual fund, which reflects the reduction of unit values for expenses assessed. The total returns do not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return is not annualized if the underlying mutual fund option was initially added and funded during the period presented. Minimum and maximum ranges are not shown for underlying mutual fund options for which a single contract expense rate (product option) exists. In such cases, the total return presented is representative of all units issued and outstanding at period end.

****	Units and Contract Owners’ Equity is presented rounded (in 000’s) for the years 2018 – 2019 and is presented unrounded for 2020 – 2022, as applicable.

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(A Wholly Owned Subsidiary of Jefferson National Financial Corporation)

2022 Statutory Financial Statements and Supplemental Schedules

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

FOR THE YEAR ENDED DECEMBER 31, 2022

KPMG LLP Suite 500 191 West Nationwide Blvd. Columbus, OH 43215-2568

Independent Auditors’ Report

Audit Committee of the Board of Directors

Jefferson National Life Insurance Company:

Opinions

We have audited the financial statements of Jefferson National Life Insurance Company (the Company), which comprise the statutory statements of admitted assets, liabilities, capital and surplus as of December 31, 2022 and 2021, and the related statutory statements of operations, changes in capital and surplus, and cash flow for each of the years in the three-year period ended December 31, 2022, and the related notes to the financial statements.

Unmodified Opinion on Statutory Basis of Accounting

In our opinion, the accompanying financial statements present fairly, in all material respects, the admitted assets, liabilities, capital and surplus of the Company as of December 31, 2022 and 2021, and the results of its operations and its cash flow for each of the years in the three-year period ended December 31, 2022 in accordance with accounting practices prescribed or permitted by the Texas Department of Insurance described in Note 2.

Adverse Opinion on U.S. Generally Accepted Accounting Principles

In our opinion, because of the significance of the matter discussed in the Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles section of our report, the financial statements do not present fairly, in accordance with U.S. generally accepted accounting principles, the financial position of the Company as of December 31, 2022 and 2021, or the results of its operations or its cash flows for each of the years in the three-year period ended December 31, 2022.

Basis for Opinions

We conducted our audits in accordance with auditing standards generally accepted in the United States of America (GAAS). Our responsibilities under those standards are further described in the Auditors’ Responsibilities for the Audit of the Financial Statements section of our report. We are required to be independent of the Company and to meet our other ethical responsibilities, in accordance with the relevant ethical requirements relating to our audits. We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinions.

Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles

As described in Note 2 to the financial statements, the financial statements are prepared by the Company using accounting practices prescribed or permitted by the Texas Department of Insurance, which is a basis of accounting other than U.S. generally accepted accounting principles. Accordingly, the financial statements are not intended to be presented in accordance with U.S. generally accepted accounting principles. The effects on the financial statements of the variances between the statutory accounting practices described in Note 2 and U.S. generally accepted accounting principles, although not reasonably determinable, are presumed to be material and pervasive.

KPMG LLP, a Delaware limited liability partnership and a member firm of the KPMG global organization of independent member firms affiliated with

KPMG International Limited, a private English company limited by guarantee.

Responsibilities of Management for the Financial Statements

Management is responsible for the preparation and fair presentation of the financial statements in accordance with accounting practices prescribed or permitted by the Texas Department of Insurance. Management is also responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free from material misstatement, whether due to fraud or error.

In preparing the financial statements, management is required to evaluate whether there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern for one year after the date that the financial statements are issued.

Auditors’ Responsibilities for the Audit of the Financial Statements

Our objectives are to obtain reasonable assurance about whether the financial statements as a whole are free from material misstatement, whether due to fraud or error, and to issue an auditors’ report that includes our opinion. Reasonable assurance is a high level of assurance but is not absolute assurance and therefore is not a guarantee that an audit conducted in accordance with GAAS will always detect a material misstatement when it exists. The risk of not detecting a material misstatement resulting from fraud is higher than for one resulting from error, as fraud may involve collusion, forgery, intentional omissions, misrepresentations, or the override of internal control. Misstatements are considered material if there is a substantial likelihood that, individually or in the aggregate, they would influence the judgment made by a reasonable user based on the financial statements.

In performing an audit in accordance with GAAS, we:

•	Exercise professional judgment and maintain professional skepticism throughout the audit.

•

Identify and assess the risks of material misstatement of the financial statements, whether due to fraud or error, and design and perform audit procedures responsive to those risks. Such procedures include examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements.

•

Obtain an understanding of internal control relevant to the audit in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control. Accordingly, no such opinion is expressed.

•

Evaluate the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluate the overall presentation of the financial statements.

•

Conclude whether, in our judgment, there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern for a reasonable period of time.

We are required to communicate with those charged with governance regarding, among other matters, the planned scope and timing of the audit, significant audit findings, and certain internal control related matters that we identified during the audit.

Supplementary Information

Our audits were conducted for the purpose of forming an opinion on the financial statements as a whole. The supplementary information included in the Schedule I Summary of Investments- Other Than Investments in Related Parties, Schedule IV Reinsurance, and Schedule V Valuation and Qualifying Accounts is presented for purposes of additional analysis and is not a required part of the financial statements but is supplementary information required by the Securities and Exchange Commission’s Regulation S-X. Such information is the responsibility of management and was derived from and relates directly to the underlying accounting and other records used to prepare the financial statements. The information has been subjected to the auditing procedures applied in the audits of the financial statements and certain additional procedures, including comparing and reconciling such information directly to the underlying accounting and other records used to prepare the financial statements or to the financial statements themselves, and other additional procedures in accordance with GAAS. In our opinion, the information is fairly stated in all material respects in relation to the financial statements as a whole.

/s/ KPMG LLP

Columbus, Ohio

April 18, 2023

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of JEFFERSON NATIONAL FINANCIAL CORPORATION)

Statutory Statements of Admitted Assets, Liabilities, Capital and Surplus

	December 31,
(in thousands, except share amounts)	2022	2021
Admitted assets
Invested assets
Bonds	$437,698	$391,731
Stocks	20,148	21,250
Mortgage loans, net of allowance	4,354	5,974
Policy loans	4,592	4,872
Cash, cash equivalents and short-term investments	52,200	103,611

Total invested assets	$518,992	$527,438
Accrued investment income	4,847	3,441
Deferred federal income tax assets, net	13,329	13,284
Other assets	9,718	6,636
Separate account assets	8,958,380	10,256,187

Total admitted assets	$9,505,266	$10,806,986

Liabilities, capital and surplus
Liabilities
Future policy benefits and claims	$281,545	$271,119
Funds withheld and other payables on reinsurance	127,351	132,212
Borrowed money	—	17,936
Asset valuation reserve	3,833	3,664
Other liabilities	15,248	23,273
Separate account liabilities	8,958,380	10,256,187

Total liabilities	$9,386,357	$10,704,391

Capital and surplus
Capital shares ($4.80 par value; authorized - 1,065,000 shares, issued and outstanding - 1,043,565 shares)	$5,009	$5,009
Additional paid-in capital	42,165	42,165
Unassigned surplus	71,735	55,421

Total capital and surplus	$118,909	$102,595

Total liabilities, capital and surplus	$9,505,266	$10,806,986

See accompanying notes to statutory financial statements.

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of JEFFERSON NATIONAL FINANCIAL CORPORATION)

Statutory Statements of Operations

	Year ended December 31,
(in thousands)	2022	2021	2020
Revenues
Premiums and annuity considerations	$931,511	$1,388,558	$988,559
Net investment income	17,308	16,894	16,858
Policyholder fee income	23,179	23,575	18,619
Other revenues	2,053	2,329	3,114

Total revenues	$974,051	$1,431,356	$1,027,150

Benefits and expenses
Benefits to policyholders and beneficiaries	$676,536	$643,229	$596,773
(Decrease) increase in reserves for future policy benefits and claims	(6,685)	(2,225)	870
Net transfers to separate accounts	272,767	758,484	403,098
Decrease in funds withheld	5,926	7,530	5,774
Other expenses	6,270	4,560	6,644

Total benefits and expenses	$954,814	$1,411,578	$1,013,159

Income before federal income tax expense (benefit) and net realized capital (losses) gains on investments	$19,237	$19,778	$13,991
Federal income tax expense (benefit)	1,957	1,954	(1,982)

Income before net realized capital (losses) gains on investments	$17,280	$17,824	$15,973
Net realized capital (losses) gains on investments, net of federal income tax expense of $81, $322 and $137 in 2022, 2021 and 2020, respectively, and excluding $18, $106 and $261 of net realized capital gains transferred to the interest maintenance reserve in 2022, 2021 and 2020, respectively	(52)	150	(872)

Net income	$17,228	$17,974	$15,101

See accompanying notes to statutory financial statements.

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of JEFFERSON NATIONAL FINANCIAL CORPORATION)

Statutory Statements of Changes in Capital and Surplus

(in thousands)	Capital shares	Additional paid-in capital	Unassigned deficit	Capital and surplus
Balance as of December 31, 2019	$5,009	$42,165	$5,163	$52,337
Change in reserve on account of change in valuation basis	—	—	10,567	10,567

Balance as of January 1, 2020	$5,009	$42,165	$15,730	$62,904
Net income	—	—	15,101	15,101
Change in asset valuation reserve	—	—	(12)	(12)
Change in net unrealized capital gains and losses net of tax (benefit) of ($2)	—	—	(1)	(1)
Change in deferred income taxes	—	—	1,235	1,235
Change in nonadmitted assets	—	—	2,552	2,552

Balance as of December 31, 2020	$5,009	$42,165	$34,605	$81,779
Cumulative effect of change in accounting principle	—	—	597	597

Balance as of January 1, 2021	$5,009	$42,165	$35,202	$82,376
Net income	—	—	17,974	17,974
Change in asset valuation reserve	—	—	(235)	(235)
Change in net unrealized capital gains and losses net of tax expense of $54	—	—	(229)	(229)
Change in deferred income taxes	—	—	2,071	2,071
Change in nonadmitted assets	—	—	638	638

Balance as of December 31, 2021	$5,009	$42,165	$55,421	$102,595
Net income	—	—	17,228	17,228
Change in asset valuation reserve	—	—	(169)	(169)
Change in net unrealized capital gains and losses net of tax expense of $178	—	—	(578)	(578)
Change in deferred income taxes	—	—	2,756	2,756
Change in nonadmitted assets	—	—	(2,923)	(2,923)

Balance as of December 31, 2022	$5,009	$42,165	$71,735	$118,909

See accompanying notes to statutory financial statements.

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of JEFFERSON NATIONAL FINANCIAL CORPORATION)

Statutory Statements of Cash Flow

	Year ended December 31,
(in thousands)	2022	2021	2020
Cash flows from operating activities
Premiums collected, net of reinsurance	$931,511	$1,388,558	$988,559
Net investment income	15,582	16,715	16,519
Other revenue	24,197	24,947	22,710
Policy benefits and claims paid	(676,675)	(642,124)	(596,247)
Commissions, operating expenses and taxes, other than federal income tax paid	(12,304)	(12,442)	(13,016)
Net transfers to separate accounts	(272,722)	(758,546)	(403,433)
Federal income taxes paid	(1,092)	(1,306)	(77)

Net cash provided by operating activities	$8,497	$15,802	$15,015

Cash flows from investing activities
Proceeds from investments sold, matured or repaid
Bonds and stocks	$25,470	$53,090	$38,026
Mortgage loans	1,620	1,923	969
Other invested assets	—	141	—

Investment proceeds	$27,090	$55,154	$38,995

Cost of investments acquired
Bonds and stocks	$(70,724)	$(16,971)	$(27,337)

Investments acquired	$(70,724)	$(16,971)	$(27,337)

Net decrease in policy loans	$243	$412	$449

Net cash (used in) provided by investing activities	$(43,391)	$38,595	$12,107

Cash flows from financing activities and other miscellaneous sources
Net change in deposits on deposit-type contract funds and other insurance liabilities	$17,139	$9,606	$6,191
Net change in borrowed money	(17,936)	(15,796)	(12,467)
Other cash (used) provided	(15,720)	5,384	(2,223)

Net cash used in financing activities and other miscellaneous sources	$(16,517)	$(806)	$(8,499)

Net (decrease) increase in cash, cash equivalents and short-term investments	$(51,411)	$53,591	$18,623
Cash, cash equivalents and short-term investments at beginning of year	103,611	50,020	31,397

Cash, cash equivalents and short-term investments at end of year	$52,200	$103,611	$50,020

Non-cash activities
Exchange of bond investments	$—	$—	$7,573

See accompanying notes to statutory financial statements.

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Jefferson National Financial Corporation)

Notes to December 31, 2022, 2021 and 2020 Statutory Financial Statements (in thousands)

(1)	Nature of Operations

Jefferson National Life Insurance Company (“JNL” or “the Company”) is a Texas domiciled stock life insurance company.

The Company is a member of the Nationwide group of companies (“Nationwide”), which is comprised of Nationwide Mutual Insurance Company (“NMIC”) and all of its subsidiaries and affiliates.

The Company is licensed in all states and the District of Columbia, except New York and is a wholly-owned subsidiary of Jefferson National Financial Corporation (“JN Financial”), a holding company incorporated in the state of Delaware. JN Financial is a wholly-owned subsidiary of Nationwide Life Insurance Company (“NLIC”). NLIC is a wholly-owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), a holding company formed by Nationwide Corporation, a majority-owned subsidiary of NMIC.

The Company markets variable annuities including a flat insurance fee variable annuity called Monument Advisor. Monument Advisor is primarily sold by independent registered investment advisors and other fee-based advisors.

The Company’s wholly-owned subsidiary, Jefferson National Life Insurance Company of New York (“JNLNY”), is a New York domiciled insurance company created to serve the New York market.

The Company is subject to regulation by the insurance departments of states in which it is domiciled and/or transacts business and undergoes periodic examinations by those departments.

As of December 31, 2022 and 2021, the Company did not have a significant concentration of financial instruments in a single investee, industry or geographic region. Also, the Company did not have a concentration of business transactions with a particular customer, lender, distribution source, market or geographic region in which a single event could cause a severe impact on the Company’s financial position after considering insurance risk that has been transferred to external reinsurers.

(2)	Summary of Significant Accounting Policies

Use of Estimates

The preparation of the statutory financial statements requires the Company to make estimates and assumptions that affect the amounts reported in the statutory financial statements and accompanying notes. Significant estimates include certain investment valuations and future policy benefits and claims. Actual results could differ significantly from those estimates.

Basis of Presentation

The statutory financial statements of the Company are presented on the basis of accounting practices prescribed or permitted by the Texas Department of Insurance (“the Department”). Prescribed statutory accounting practices are those practices incorporated directly or by reference in state laws, regulations and general administrative rules applicable to all insurance enterprises domiciled in a particular state. Permitted statutory accounting practices include practices not prescribed by the domiciliary state, but allowed by the domiciliary state regulatory authority. The Company has no statutory accounting practices that differ from those of the Department or the National Association of Insurance Commissioners (“NAIC”).

Statutory accounting practices vary in some respects from U.S. generally accepted accounting principles (“GAAP”), including the following practices:

Financial Statements

•	Statutory financial statements are prepared using language and groupings substantially the same as the annual statements of the Company filed with the NAIC and state regulatory authorities;

•

assets must be included in the statutory statements of admitted assets, liabilities, capital and surplus at net admitted asset value and nonadmitted assets are excluded through a charge to capital and surplus;

•

an asset valuation reserve (“AVR”) is established in accordance with the NAIC Annual Statement Instructions for Life and Accident and Health Insurance Companies and is reported as a liability, and changes in the AVR are reported directly in capital and surplus;

•

an interest maintenance reserve (“IMR”) is established in accordance with the NAIC Annual Statement Instructions for Life and Accident and Health Insurance Companies and is reported as a liability, and the amortization of the IMR is reported as revenue;

•	the expense allowance associated with statutory reserving practices for investment contracts held in the separate accounts is reported in the general account as a negative liability;

•	accounting for contingencies requires recording a liability at the midpoint of a range of estimated possible outcomes when no better estimate in the range exists;

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Jefferson National Financial Corporation)

Notes to December 31, 2022, 2021 and 2020 Statutory Financial Statements (in thousands)

•	costs related to successful policy acquisitions are charged to operations in the year incurred;

•	negative cash balances are reported as negative assets;

•	certain income and expense items are charged or credited directly to capital and surplus;

•	amounts on deposit in internal qualified cash pools are reported as cash equivalents;

•	the statutory statements of cash flows are presented on the basis prescribed by the NAIC; and

•	the statutory financial statements do not include accumulated other comprehensive income.

Future Policy Benefits and Claims

•	Deposits to universal life contracts, investment contracts and limited payment contracts are included in revenue; and

•	future policy benefit reserves are based on statutory requirements.

Reinsurance Ceded

•	Certain assets and liabilities are reported net of ceded reinsurance balances; and

•	provision is made for amounts receivable and outstanding for more than 90 days through a charge to capital and surplus.

Investments

•	Investments in bonds are generally stated at amortized cost, except those with an NAIC designation of “6”, which are stated at the lower of amortized cost or fair value;

•	investments in preferred stocks are generally stated at amortized cost, except those with an NAIC designation of “4” through “6”, which are stated at the lower of amortized cost or fair value;

•	other-than-temporary impairments on bonds, excluding loan-backed and structured securities, are measured based on fair value and are not reversible;

•

admitted subsidiary, controlled and affiliated entities are not consolidated; rather, those investments are generally carried at audited statutory capital and surplus or GAAP equity, as appropriate, and are recorded as an equity investment in stocks;

•

equity in earnings of subsidiary companies is recognized directly in capital and surplus as net unrealized capital gains or losses, while dividends from unconsolidated companies are recorded in operations as net investment income;

•	changes in non-specific mortgage loan reserves are measured under an incurred loss model and are recorded directly in capital and surplus as net unrealized capital gains or losses; and

•	gains on sales of investments between affiliated companies representing economic transactions are deferred at the parent level until the related assets are paid down or an external sale occurs.

Federal Income Taxes

•

Changes in deferred federal income taxes are recognized directly in capital and surplus with limitations on the amount of deferred tax assets that can be reflected as an admitted asset (15% of capital and surplus); and

•	uncertain tax positions are subject to a “more likely than not” standard for federal and foreign income tax loss contingencies only.

Nonadmitted Assets

•

In addition to the nonadmitted assets described above, certain other assets are nonadmitted and charged directly to capital and surplus. These include prepaid assets, certain software, disallowed IMR and other receivables outstanding for more than 90 days.

The financial information included herein is prepared and presented in accordance with SAP prescribed or permitted by the Department. Certain differences exist between SAP and GAAP, which are presumed to be material.

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Jefferson National Financial Corporation)

Notes to December 31, 2022, 2021 and 2020 Statutory Financial Statements (in thousands)

Revenues and Benefits

Life insurance premiums are recognized as revenue over the premium paying period of the related policies when due. Annuity considerations are recognized as revenue when received. Health insurance premiums are earned ratably over the terms of the related insurance and reinsurance contracts or policies. Policy benefits and claims that are expensed include interest credited to policy account balances, benefits and claims incurred in the period in excess of related policy reserves and other changes in future policy benefits.

Future Policy Benefits and Claims

Future policy benefits for traditional products are based on statutory mortality and interest requirements without consideration of withdrawals. The principal statutory mortality tables and interest assumptions used on policies in force are the 1958 Commissioner’s Standard Ordinary (“CSO”) table at interest rates of 2.5%, 3.0%, 3.5%, 4.0% and 4.5%, the 1941 CSO table at an interest rate of 2.5%, the 1980 CSO table at interest rates of 4.0%, 4.5%, 5.0% and 5.5%, the 2001 CSO table at an interest rate of 3.5% and 4.0% and the 2017 CSO table at an interest rates of 3.5% and 4.5%.

Future policy benefits for universal life and variable universal life contracts have been calculated based on participants’ contributions plus interest credited on any funds in the fixed account less applicable contract charges. These policies have been adjusted for possible future surrender charges in accordance with the Commissioner’s Reserve Valuation Method.

Future policy benefits for annuity products have been established based on contract term, interest rates and various contract provisions. Individual deferred annuity contracts issued in 1990 and after have been adjusted for possible future surrender charges in accordance with the Commissioner’s Annuity Reserve Valuation Method (“CARVM”).

Prior to 2020, the Company calculated its reserves for variable annuity products with guaranteed minimum death, accumulation and withdrawal benefits and other contracts involving guaranteed benefits similar to those offered with variable annuities under the standard scenario of Actuarial Guideline XLIII “CARVM for Variable Annuities”, which exceeded the stochastic 70th percentile Conditional Tail Expectations scenario. Effective January 1, 2020, the Company changed its reserve valuation basis for variable annuities due to changes to Valuation Manual 21, Requirements for Principle-Based Reserves for Variable Annuities (“VM-21”) and as a result, the Company calculated its reserves using a stochastic reserve, which is floored at the cash surrender value.

The aggregate reserves for individual accident and health policies consist of active life reserves, disabled life reserves and unearned premium reserves. The active life reserves for disability income are reserved for on the net level basis, at a 3.0% interest rate, using either the 1964 Commissioner’s Disability Table (for policies issued prior to 1982) or the 1985 Commissioner’s Individual Disability Table A (for policies issued after 1981). The active life reserves for major medical insurance (both scheduled and unscheduled benefits) are based on the benefit ratio method for policies issued after 1981.

The active life reserves for accident and health policies are reserved for on the net level basis, at a 3.0% interest rate, using either the 1956 Inter-Company Hospital-Surgical tables, the 1974 Medical Expense tables or the 1959 Accidental Death Benefits table.

The disabled life reserves for accident and health policies are calculated using the 1985 Commissioner’s Individual Disability Table A at a 3.0% interest rate. Unearned premium reserves are based on the actual gross premiums and actual days.

The aggregate reserves for group accident and health and franchise accident and health policies consist of disabled life reserves and unearned premium reserves. Reserves for benefits payable on disabled life claims are based on the 2012 Group Long-Term Disability Valuation Table, at varying interest rates of 2.75% - 6.0%, for group policies and the 1987 Commissioner’s Group Disability Table, at varying interest rates of 2.75% - 10.25%, for franchise policies.

Future policy benefits and claims for group long-term disability policies are the present value (discounted between 2.75% and 6.00%) of amounts not yet due on reported claims and an estimate of amounts to be paid on incurred but unreported claims. Future policy benefits and claims on other group health policies are not discounted.

Separate Accounts

Separate account assets represent contractholders’ funds that have been legally segregated into accounts with specific investment objectives. Separate account assets are recorded at fair value, with the value of separate account liabilities set to equal the fair value of separate account assets. Separate account assets are primarily comprised of public and privately-registered mutual funds, whose fair value is primarily based on the funds’ net asset value. Other separate account assets are recorded at fair value based on the methodology that is applicable to the underlying assets.

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Jefferson National Financial Corporation)

Notes to December 31, 2022, 2021 and 2020 Statutory Financial Statements (in thousands)

Separate account liabilities, in conjunction with accrued transfers to/from separate accounts, represent contractholders’ funds adjusted for possible future surrender charges in accordance with the CARVM. The difference between full account value and CARVM is reflected in accrued transfers to/from separate accounts, as prescribed by the NAIC, within other liabilities in the statutory statements of admitted assets, liabilities, capital and surplus. The annual change in the difference between full account value and CARVM and its applicable federal income tax is reflected in the statutory statements of operations as part of the net transfers to/from separate accounts and federal income tax, respectively.

Investments

Bonds and stocks of unaffiliated companies. Bonds are generally stated at amortized cost, except those with an NAIC designation of “6”, which are stated at the lower of amortized cost or fair value. Preferred stocks are generally stated at amortized cost, except those with an NAIC designation of “4” through “6”, which are stated at the lower of amortized cost or fair value. Common stocks are stated at fair value. Changes in the fair value of bonds and stocks stated at fair value are charged to capital and surplus.

Loan-backed and structured securities, which are included in bonds in the statutory financial statements, are stated in a manner consistent with the bond guidelines, but with additional consideration given to the special valuation rules implemented by the NAIC applicable to residential mortgage-backed securities that are not backed by U.S. government agencies, commercial mortgage-backed securities and certain other structured securities. Under these guidelines, an initial and adjusted NAIC designation is determined for each security. The initial NAIC designation, which takes into consideration the security’s amortized cost relative to an NAIC-prescribed valuation matrix, is used to determine the reporting basis (i.e., amortized cost or lower of amortized cost or fair value).

Interest income is recognized when earned, while dividends are recognized when declared. The Company nonadmits investment income due and accrued when amounts are over 90 days past due.

For investments in loan-backed and structured securities, the Company recognizes income and amortizes discounts and premiums using the effective-yield method based on prepayment assumptions, generally obtained using a model provided by a third-party vendor, and the estimated economic life of the securities. When actual prepayments differ significantly from estimated prepayments, the effective-yield is recalculated to reflect actual payments to date and anticipated future payments. Any resulting adjustment is included in net investment income in the period the estimates are revised. All other investment income is recorded using the effective-yield method without anticipating the impact of prepayments.

Purchases and sales of bonds and stocks are recorded on the trade date, with the exception of private placement bonds, which are recorded on the funding date. Realized gains and losses are determined on a specific identification method on the trade date.

Independent pricing services are most often utilized, and compared to pricing from additional sources when available, to determine the fair value of bonds and stocks for which market quotations or quotations on comparable securities or models are used. For these bonds and stocks, the Company obtains the pricing services’ methodologies and classifies the investments accordingly in the fair value hierarchy.

A corporate pricing matrix is used in valuing certain corporate bonds. The corporate pricing matrix was developed using publicly available spreads for certain privately-placed corporate bonds with varying weighted average lives and credit quality ratings. The weighted average life and credit quality rating of a particular bond to be priced using the corporate pricing matrix are important inputs into the model and are used to determine a corresponding spread that is added to the appropriate U.S. Treasury yield to create an estimated market yield for that bond. The estimated market yield and other relevant factors are then used to estimate the fair value of the particular bond.

Non-binding broker quotes are also utilized to determine the fair value of certain bonds when deemed appropriate or when valuations are not available from independent pricing services or a corporate pricing matrix. These bonds are classified with the lowest priority in the fair value hierarchy as only one broker quote is ordinarily obtained, the investment is not traded on an exchange, the pricing is not available to other entities and/or the transaction volume in the same or similar investments has decreased. Inputs used in the development of prices are not provided to the Company by the brokers as the brokers often do not provide the necessary transparency into their quotes and methodologies. At least annually, the Company performs reviews and tests to ensure that quotes are a reasonable estimate of the investments’ fair value. Price movements of broker quotes are subject to validation and require approval from the Company’s management. Management uses its knowledge of the investment and current market conditions to determine if the price is indicative of the investment’s fair value.

For all bonds, the Company considers its ability and intent to hold the security for a period of time sufficient to allow for the anticipated recovery in value, the expected recovery of principal and interest and extent to which the fair value has been less than amortized cost. If the decline in fair value to below amortized cost is determined to be other-than-temporary, a realized loss is recorded equal to the difference between the amortized cost of the investment and its fair value.

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Jefferson National Financial Corporation)

Notes to December 31, 2022, 2021 and 2020 Statutory Financial Statements (in thousands)

The Company periodically reviews loan-backed and structured securities in an unrealized loss position by comparing the present value of cash flows, including estimated prepayments, expected to be collected from the security to the amortized cost basis of the security. If the present value of cash flows expected to be collected, discounted at the security’s effective interest rate, is less than the amortized cost basis of the security, the impairment is considered other-than-temporary and a realized loss is recorded.

All other bonds in an unrealized loss position are periodically reviewed to determine if a decline in fair value to below amortized cost is other-than-temporary. Factors considered during this review include timing and amount of expected cash flows, ability of the issuer to meet its obligations, financial condition and future prospects of the issuer, amount and quality of any underlying collateral and current economic and industry conditions that may impact an issuer.

Stocks may experience other-than-temporary impairment based on the prospects for full recovery in value in a reasonable period of time and the Company’s ability and intent to hold the stock to recovery. If a stock is determined to be other-than-temporarily impaired, a realized loss is recorded equal to the difference between the cost basis of the investment and its fair value.

Investments in subsidiaries. The investment in the Company’s wholly-owned insurance subsidiary, JNLNY, is carried using the equity method of accounting applicable to U.S. insurance subsidiary, controlled and affiliated entities. This requires the investment to be recorded based on the value of its underlying audited statutory surplus. Furthermore, the equity method of accounting would be discontinued if the investment is reduced to zero, unless the Company has guaranteed obligations of the subsidiary or otherwise committed to provide further financial support. The investment in JNLNY is included in stocks on the statutory statements of admitted assets, liabilities, capital and surplus.

Mortgage loans, net of allowance. The Company primarily holds commercial mortgage loans that are collateralized by properties throughout the U.S. Mortgage loans are held at unpaid principal balance adjusted for premiums and discounts, less a valuation allowance.

The Company has invested in seven mortgage loan participation arrangements managed by Innovative Capital Advisors and has various ownership percentages ranging from 6.78% to 30.77% as of December 31, 2022. Impairment losses are recognized if the underlying mortgage loans were unable to collect all the principal and interest payments according to the contractual terms of the agreement. The collectability and value of a mortgage loan are based on the ability of the borrower to repay and/or the value of the underlying collateral. Many of the Company’s mortgage loans are structured with balloon payment maturities, exposing the Company to risks associated with the borrowers’ ability to make the balloon payment or refinance the property. Loans are considered delinquent when contractual payments are 90 days past due.

Mortgage loans require a loan-specific reserve when, based on current information and events, it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement. When management determines that a loan requires a loan-specific reserve, a provision for loss is established equal to the difference between the carrying value and the fair value of the collateral less costs to sell. Loan-specific reserve charges are recorded in net realized capital gains and losses. In the event a loan-specific reserve charge is reversed, the recovery is also recorded in net realized capital gains and losses.

Management evaluates the credit quality of individual mortgage loans and the portfolio as a whole through a number of loan quality measurements, including, but not limited to, loan-to-value (“LTV”) ratio. The LTV ratio is calculated as a ratio of the amortized cost of a loan to the estimated value of the underlying collateral. This loan quality measurement contributes to management’s assessment of relative credit risk in the mortgage loan portfolio. Based on underwriting criteria and ongoing assessment of the properties’ performance, management believes the amounts, net of valuation allowance, are collectible. This process identifies the risk profile and potential for loss individually and in the aggregate for the commercial mortgage loan portfolios. These factors are updated and evaluated at least annually.

Interest income on performing mortgage loans is recognized in net investment income over the life of the loan using the effective-yield method. Loans in default or in the process of foreclosure are placed on non-accrual status. Interest received on non-accrual status mortgage loans is included in net investment income in the period received. Loans are restored to accrual status when the principal and interest is current and it is determined the future principal and interest payments are probable or the loan is modified.

Policy loans. Policy loans, which are collateralized by the related insurance policy, are held at the outstanding principal balance and do not exceed the net cash surrender value of the policy. As such, no valuation allowance for policy loans is required.

Cash and cash equivalents. Cash and cash equivalents include highly liquid investments with original maturities of less than three months and amounts on deposit in internal qualified cash pools. The Company and various affiliates maintain agreements with Nationwide Cash Management Company (“NCMC”), an affiliate, under which NCMC acts as a common agent in handling the purchase and sale of short-term securities for the respective accounts of the participants in the internal qualified cash pool.

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Jefferson National Financial Corporation)

Notes to December 31, 2022, 2021 and 2020 Statutory Financial Statements (in thousands)

Short-term investments. Short-term investments consist primarily of government agency discount notes with maturities of twelve months or less at acquisition. The Company carries short-term investments at amortized cost, which approximates fair value.

Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Fair value measurements are based upon observable and unobservable inputs. Observable inputs reflect market data obtained from independent sources while unobservable inputs reflect the Company’s view of market assumptions in the absence of observable market information. The Company utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs. In determining fair value, the Company uses various methods, including market, income and cost approaches.

The Company categorizes its financial instruments into a three-level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Company categorizes assets and liabilities held at fair value in the statutory statements of admitted assets, liabilities, capital and surplus as follows:

Level 1. Unadjusted quoted prices accessible in active markets for identical assets or liabilities at the measurement date and mutual funds where the value per share (unit) is determined and published daily and is the basis for current transactions.

Level 2. Unadjusted quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not active or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means. Primary inputs to this valuation technique may include comparative trades, bid/asks, interest rate movements, U.S. Treasury rates, London Interbank Offered Rate, Secured Overnight Financing Rate, prime rates, cash flows, maturity dates, call ability, estimated prepayments and/or underlying collateral values.

Level 3. Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimates of the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs. Primary inputs to this valuation technique include broker quotes and comparative trades.

The Company reviews its fair value hierarchy classifications for assets and liabilities quarterly. Changes in observability of significant valuation inputs identified during these reviews may trigger reclassifications. Reclassifications are reported as transfers at the beginning of the reporting period in which the change occurs.

Asset Valuation Reserve

The Company maintains an AVR as prescribed by the NAIC for the purpose of offsetting potential credit related investment losses on each invested asset category, excluding cash, policy loans and income receivable. The AVR contains a separate component for each category of invested assets. The change in AVR is charged or credited directly to capital and surplus.

Interest Maintenance Reserve

The Company records an IMR as prescribed by the NAIC, which represents the net deferral for interest-related gains or losses arising from the sale of certain investments, such as bonds, mortgage loans and loan-backed and structured securities sold. The IMR is applied as follows:

•

For bonds, the designation from the NAIC Capital Markets and Investments Analysis Office must not have changed more than one designation between the beginning of the holding period and the date of sale;

•	the bond must never have been classified as a default security;

•

for mortgage loans, during the prior two years, they must not have had interest more than 90 days past due, been in the process of foreclosure or in the course of voluntary conveyance, nor had restructured terms; and

•	for loan-backed and structured securities, all interest-related other-than-temporary impairments and interest-related realized gains or losses on sales of the securities.

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Jefferson National Financial Corporation)

Notes to December 31, 2022, 2021 and 2020 Statutory Financial Statements (in thousands)

The realized gains or losses, net of related federal income tax, from the applicable bonds and mortgage loans sold, have been removed from the net realized gain or loss amounts and established as a net liability. This liability is amortized into income such that the amount of each capital gain or loss amortized in a given year is based on the excess of the amount of income which would have been reported that year, if the asset had not been disposed of over the amount of income which would have been reported had the asset been repurchased at its sale price. In the event the unamortized IMR liability balance is negative, the balance is reclassified as an asset and fully nonadmitted. The Company utilizes the grouped method for amortization. Under the grouped method, the liability is amortized into income over the remaining period to expected maturity based on the groupings of the individual securities into five-year bands.

Federal Income Taxes

The Company utilizes the asset and liability method of accounting for income taxes. Under this method, deferred tax assets, net of any nonadmitted portion and statutory valuation allowance, and deferred tax liabilities, are recognized for the expected future tax consequences attributable to differences between the statutory financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income or loss in the years in which those temporary differences are expected to be recovered or settled. The change in deferred taxes is charged directly to surplus, with the impact of taxes on unrealized capital gains or losses and nonadmitted assets reported separately in the statutory statements of changes in capital and surplus.

The Company provides for federal income taxes based on amounts the Company believes it ultimately will owe. Inherent in the provision for federal income taxes are estimates regarding the deductibility of certain items and the realization of certain tax credits. In the event the ultimate deductibility of certain items or the realization of certain tax credits differs from estimates, the Company may be required to change the provision for federal income taxes recorded in the statutory financial statements, which could be significant.

Tax reserves are reviewed regularly and are adjusted as events occur that the Company believes impact its liability for additional taxes, such as lapsing of applicable statutes of limitations, conclusion of tax audits or substantial agreement with taxing authorities on the deductibility/nondeductibility of uncertain items, additional exposure based on current calculations, identification of new issues, release of administrative guidance or rendering of a court decision affecting a particular tax issue. The Company believes its tax reserves reasonably provide for potential assessments that may result from Internal Revenue Service (“IRS”) examinations and other tax-related matters for all open tax years.

Reinsurance Ceded

The Company cedes insurance to other companies in order to limit potential losses and to diversify its exposures. Such agreements do not relieve the Company of its primary obligation to the policyholder in the event the reinsurer is unable to meet the obligations it has assumed. Reinsurance premiums ceded and reinsurance recoveries on benefits and claims incurred are deducted from the respective income and expense accounts. Assets and liabilities related to reinsurance ceded are reported in the statutory statements of admitted assets, liabilities, capital and surplus on a net basis within the related future policy benefits and claims of the Company.

Accounting Changes

Effective January 1, 2020, the Company changed its reserve valuation basis for variable annuities due to changes to VM-21. As a result of this change, the Company records stochastic reserves, floored at the cash surrender value, instead of reserves using the standard scenario previously required under Actuarial Guideline XLIII “CARVM for Variable Annuities”. The impacts of the valuation basis change were recognized as of January 1, 2020, resulting in an increase to statutory capital and surplus of $10,567.

During 2020, the Company modified its approach used to schedule the reversals of its deferred tax assets for policyholder reserves under Statement of Statutory Accounting Principles No. (“SSAP”) 101, Income Taxes (“SSAP No. 101”). Prior to 2020, the Company scheduled the reversals of its deferred tax assets for policyholder reserves by estimating the reserve reversal using the aggregate policyholder reserve. As of January 1, 2020, the Company is now taking a disaggregate approach and calculates reversal of the deferred tax assets for policyholder reserves on a product-by-product basis. The new method is more precise and better reflects how the deferred tax assets for policyholder reserves moves with the underlying reserve liability. SSAP No. 101 permits a company to modify its scheduling method so long as the modification is treated as change in accounting principle. The new method did not materially impact surplus as of December 31, 2020.

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Jefferson National Financial Corporation)

Notes to December 31, 2022, 2021 and 2020 Statutory Financial Statements (in thousands)

Recently Adopted Accounting Standards

Effective January 1, 2021, the Company adopted revisions to SSAP No. 32R, Preferred Stock (“SSAP No. 32R”). The adopted revisions updated the definition for redeemable and perpetual preferred stock and furthermore, updated the valuation classification for perpetual preferred stock to fair value. Previously, perpetual preferred stock could have been valued at amortized cost or fair value based on the rating of the security. Per SSAP No. 32R, any valuation classification changes from amortized cost to fair value are to be recognized in statutory surplus. Going forward, changes to fair value will be recognized as a change in net unrealized gains and losses in statutory surplus. As a result of this change, the Company recorded an increase to statutory surplus of $597 as of January 1, 2021.

Subsequent Events

The Company evaluated subsequent events through April 18, 2023, the date the statutory financial statements were issued.

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Jefferson National Financial Corporation)

Notes to December 31, 2022, 2021 and 2020 Statutory Financial Statements (in thousands)

(3)	Analysis of Actuarial Reserves and Deposit Liabilities by Withdrawal Characteristics

The following table summarizes the analysis of individual annuities actuarial reserves by withdrawal characteristics, as of the dates indicated:

(in thousands)	General account	Separate account with guarantees	Separate account non- guaranteed	Total	% of Total
December 31, 2022
Subject to discretionary withdrawal:
With market value adjustment	$—	$2,422	$—	$2,422	0%
At book value less current surrender charge of 5% or more	977	—	—	977	0%
At fair value	—	—	8,930,447	8,930,447	97%

Total with market value adjustment or at fair value	$977	$2,422	$8,930,447	$8,933,846	97%
At book value without adjustment (minimal or no charge or adjustment)	293,333	—	—	293,333	3%
Not subject to discretionary withdrawal	13,911	—	333	14,244	0%

Total, gross	$308,221	$2,422	$8,930,780	$9,241,423	100%
Less: Reinsurance ceded	(131,163)	—	—	(131,163)

Total, net	$177,058	$2,422	$8,930,780	$9,110,260

Amount included in ‘Subject to discretionary withdrawal at book value less current surrender charge of 5% or more’ that will move to ‘Subject to discretionary withdrawal at book value without adjustment (minimal or no charge or adjustment)’	$337	$—	$—	$337

December 31, 2021
Subject to discretionary withdrawal:
With market value adjustment	$—	$2,047	$—	$2,047	0%
At book value less current surrender charge of 5% or more	532	—	—	532	0%
At fair value	—	—	10,218,214	10,218,214	97%

Total with market value adjustment or at fair value	$532	$2,047	$10,218,214	$10,220,793	97%
At book value without adjustment (minimal or no charge or adjustment)	303,091	—	—	303,091	3%
Not subject to discretionary withdrawal	14,540	—	488	15,028	0%

Total, gross	$318,163	$2,047	$10,218,702	$10,538,912	100%
Less: Reinsurance ceded	(135,510)	—	—	(135,510)

Total, net	$182,653	$2,047	$10,218,702	$10,403,402

Amount included in ‘Subject to discretionary withdrawal at book value less current surrender charge of 5% or more’ that will move to ‘Subject to discretionary withdrawal at book value without adjustment (minimal or no charge or adjustment)’	$183	$—	$—	$183

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Jefferson National Financial Corporation)

Notes to December 31, 2022, 2021 and 2020 Statutory Financial Statements (in thousands)

The following table summarizes the analysis of group annuities actuarial reserves by withdrawal characteristics, as of the dates indicated:

(in thousands)	General account	Separate account non- guaranteed	Total	% of Total
December 31, 2022
Subject to discretionary withdrawal:
At fair value	$—	$25,059	$25,059	36%

Total with market value adjustment or at fair value	$—	$25,059	$25,059	36%
At book value without adjustment (minimal or no charge or adjustment)	45,519	—	45,519	64%

Total, gross	$45,519	$25,059	$70,578	100%
Less: Reinsurance ceded	(1,173)	—	(1,173)

Total, net	$44,346	$25,059	$69,405

December 31, 2021
Subject to discretionary withdrawal:
At fair value	$—	$35,273	$35,273	43%

Total with market value adjustment or at fair value	$—	$35,273	$35,273	43%
At book value without adjustment (minimal or no charge or adjustment)	46,625	—	46,625	57%

Total, gross	$46,625	$35,273	$81,898	100%
Less: Reinsurance ceded	(1,160)	—	(1,160)

Total, net	$45,465	$35,273	$80,738

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Jefferson National Financial Corporation)

Notes to December 31, 2022, 2021 and 2020 Statutory Financial Statements (in thousands)

The following table summarizes the analysis of deposit-type contracts and other liabilities without life or disability contingencies by withdrawal characteristics, as of the dates indicated:

(in thousands)	General account	% of Total
December 31, 2022
At book value without adjustment (minimal or no charge or adjustment)	$55,469	79%
Not subject to discretionary withdrawal	14,980	21%

Total, gross	$70,449	100%
Less: Reinsurance ceded	(10,309)

Total, net	$60,140

December 31, 2021
At book value without adjustment (minimal or no charge or adjustment)	$37,973	71%
Not subject to discretionary withdrawal	15,446	29%

Total, gross	$53,419	100%
Less: Reinsurance ceded	(10,417)

Total, net	$43,002

The following table is a reconciliation of total annuity actuarial reserves and deposit fund liabilities, as of the dates indicated:

	December 31,
(in thousands)	2022	2021
Life, accident and health annual statement:
Annuities, net (excluding supplemental contracts with life contingencies)	$207,965	$214,084
Supplemental contracts with life contingencies, net	13,440	14,033
Deposit-type contracts	60,140	43,002

Subtotal	$281,545	$271,119
Separate accounts annual statement:
Annuities, net (excluding supplemental contracts with life contingencies)	8,958,260	10,256,022

Subtotal	$8,958,260	$10,256,022

Total annuity actuarial reserves and deposit fund liabilities, net	$9,239,805	$10,527,141

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Jefferson National Financial Corporation)

Notes to December 31, 2022, 2021 and 2020 Statutory Financial Statements (in thousands)

The following table summarizes the analysis of life actuarial reserves by withdrawal characteristics, as of the dates indicated:

	General account
(in thousands)	Account value	Cash value	Reserve
December 31, 2022
Subject to discretionary withdrawal, surrender values or policy loans:
Term policies with cash value	$89,583	$157,341	$160,766

Subtotal	$89,583	$157,341	$160,766
Not subject to discretionary withdrawal or no cash value:
Term policies without cash value	—	—	5,474
Accidental death benefits	—	—	9
Disability - active lives	—	—	31
Disability - disabled lives	—	—	3,098
Miscellaneous reserves	—	—	1,836

Total, gross	$89,583	$157,341	$171,214
Less: reinsurance ceded	(89,583)	(157,341)	(171,214)

Total, net	$—	$—	$—

December 31, 2021
Subject to discretionary withdrawal, surrender values or policy loans:
Term policies with cash value	$92,166	$165,548	$169,199

Subtotal	$92,166	$165,548	$169,199
Not subject to discretionary withdrawal or no cash value:
Term policies without cash value	—	—	5,991
Accidental death benefits	—	—	11
Disability - active lives	—	—	39
Disability - disabled lives	—	—	3,220
Miscellaneous reserves	—	—	2,216

Total, gross	$92,166	$165,548	$180,676
Less: reinsurance ceded	(92,166)	(165,548)	(180,676)

Total, net	$—	$—	$—

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Jefferson National Financial Corporation)

Notes to December 31, 2022, 2021 and 2020 Statutory Financial Statements (in thousands)

(4)	Separate Accounts

The Company’s separate account statement includes assets legally insulated from the general account as of the dates indicated, attributed to the following product lines:

	December 31, 2022		December 31, 2021
(in thousands)	Legally insulated assets	Separate account assets (not legally insulated)	Legally insulated assets	Separate account assets (not legally insulated)
Product / Transaction:
Variable annuity	$8,958,380	$—	$10,256,187	$—

Total	$8,958,380	$—	$10,256,187	$—

The Company does not engage in securities lending transactions within its separate accounts.

All separate accounts held by the Company relate to individual variable annuity contracts with non-guaranteed returns. The net investment experience of the separate accounts is credited directly to the contractholder and can be positive or negative. However, the Company also has minimal guarantee riders on certain separate account variable annuity contracts that are subject to a market value adjustment.

Guaranteed minimum income benefit – Riders available on certain variable products of the Company provide an annuitization benefit equal to the largest contract value on any contract anniversary less any adjusted (proportional) partial withdrawals.

Guaranteed minimum withdrawal benefit – Riders available on certain variable products of the Company provide a withdrawal benefit that permits the policyholder to withdraw up to 7% of the premium base annually without incurring a surrender charge, after either a 2-year or 5-year waiting period from issue, and subject to a lifetime maximum of the total premium base.

Guaranteed minimum death benefit – Riders available on certain variable products of the Company generally provide an incidental death benefit of the greater of account value or premiums paid net of withdrawals. On some policy forms, the Company also provides an incidental death benefit equal to the greater of account value and premiums net of withdrawals accumulated at 5% (“5% roll-up benefit”), the greatest account value on any contract anniversary (“1-year ratchet”) and on the account value reset every 7th anniversary (“7-year lookback”).

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Jefferson National Financial Corporation)

Notes to December 31, 2022, 2021 and 2020 Statutory Financial Statements (in thousands)

The following tables summarize the separate account reserves of the Company, as of the dates indicated:

(in thousands)	Nonindexed guarantee less than or equal to 4%	Nonguaranteed separate accounts	Total
December 31, 2022
Premiums, considerations or deposits	$—	$934,121	$934,121

Reserves
For accounts with assets at:
Fair value	$2,422	$8,955,839	$8,958,261

Total reserves[1]	$2,422	$8,955,839	$8,958,261

By withdrawal characteristics:
With market value adjustment	$2,422	$—	$2,422
At fair value	—	8,955,506	8,955,506

Subtotal	$2,422	$8,955,506	$8,957,928
Not subject to discretionary withdrawal	—	333	333

Total reserves[1]	$2,422	$8,955,839	$8,958,261

1

The total reserves balance does not equal the liabilities related to separate accounts of $8,958,380 in the statutory statements of admitted assets, liabilities, capital and surplus by $119, due to an adjustment for CARVM reserves that have not been allocated to the categories outlined above.

(in thousands)	Nonindexed guarantee less than or equal to 4%	Nonguaranteed separate accounts	Total
December 31, 2021
Premiums, considerations or deposits	$—	$1,384,256	$1,384,256

Reserves
For accounts with assets at:
Fair value	$2,047	$10,253,975	$10,256,022

Total reserves[1]	$2,047	$10,253,975	$10,256,022

By withdrawal characteristics:
With market value adjustment	$2,047	$—	$2,047
At fair value	—	10,253,487	10,253,487

Subtotal	$2,047	$10,253,487	$10,255,534
Not subject to discretionary withdrawal	—	488	488

Total reserves[1]	$2,047	$10,253,975	$10,256,022

1

The total reserves balance does not equal the liabilities related to separate accounts of $10,256,187 in the statutory statements of admitted assets, liabilities, capital and surplus by $165, due to an adjustment for CARVM reserves that have not been allocated to the categories outlined above.

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Jefferson National Financial Corporation)

Notes to December 31, 2022, 2021 and 2020 Statutory Financial Statements (in thousands)

The following table is a reconciliation of net transfers to separate accounts, as of the dates indicated:

	December 31,
(in thousands)	2022	2021	2020
Net transfers as reported in the statutory statements of operations of the separate accounts:
Transfers to separate accounts	$934,121	$1,384,256	$984,333
Transfers from separate accounts	(661,634)	(628,075)	(582,012)

Net transfers to separate accounts	$272,487	$756,181	$402,321
Reconciling adjustments:
Exchange accounts and fees not included in general account transfers	(4,557)	2,713	1,290
Other miscellaneous adjustments not included in the general account balance	4,837	(410)	(513)

Net transfers as reported in the statutory statements of operations	$272,767	$758,484	$403,098

(5)	Investments

Bonds and stocks

The following table summarizes the carrying value, the excess of fair value over carrying value, the excess of carrying value over fair value and the fair value of bonds and stocks, as of the dates indicated:

(in thousands)	Carrying value	Fair value in excess of carrying value	Carrying value in excess of fair value	Fair value
December 31, 2022
Bonds:
U.S. Government	$9,888	$—	$649	$9,239
Political subdivisions and special revenues	13,343	1	794	12,550
Industrial and miscellaneous	336,051	91	26,294	309,848
Loan-backed and structured securities	78,416	256	7,376	71,296

Total bonds	$437,698	$348	$35,113	$402,933

Common stocks unaffiliated	6,560	—	—	6,560
Preferred stocks unaffiliated	6,820	—	—	6,820

Total unaffiliated stocks[1]	$13,380	$—	$—	$13,380

Total bonds and unaffiliated stocks	$451,078	$348	$35,113	$416,313

December 31, 2021
Bonds:
U.S. Government	$8,978	$486	$7	$9,457
Political subdivisions and special revenues	13,719	1,195	22	14,892
Industrial and miscellaneous	281,679	28,845	671	309,853
Loan-backed and structured securities	87,355	4,168	375	91,148

Total bonds	$391,731	$34,694	$1,075	$425,350

Common stocks unaffiliated	6,493	—	—	6,493
Preferred stocks unaffiliated	8,079	—	—	8,079

Total unaffiliated stocks[1]	$14,572	$—	$—	$14,572

Total bonds and unaffiliated stocks	$406,303	$34,694	$1,075	$439,922

1	Excludes affiliated common stocks with a carrying value of $6,768 and $6,678 as of December 31, 2022 and 2021, respectively. Affiliated common stocks represents the investment in JNLNY.

The carrying value of bonds on deposit with various states as required by law or special escrow agreement was $11,990 and $10,207 as of December 31, 2022 and 2021, respectively.

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Jefferson National Financial Corporation)

Notes to December 31, 2022, 2021 and 2020 Statutory Financial Statements (in thousands)

The following table summarizes the carrying value and fair value of bonds, by contractual maturity, as of December 31, 2022. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without early redemption penalties.

(in thousands)	Carrying value	Fair value
Bonds:
Due in one year or less	$5,786	$5,750
Due after one year through five years	138,869	132,760
Due after five years through ten years	109,635	102,151
Due after ten years	104,992	90,976

Total bonds excluding loan-backed and structured securities	$359,282	$331,637
Loan-backed and structured securities	78,416	71,296

Total bonds	$437,698	$402,933

The following table summarizes the fair value and unrealized losses on bonds and stocks (amount by which cost or amortized cost exceeds fair value), for which other-than-temporary declines in value have not been recognized, based on the amount of time each type of bond or stock has been in an unrealized loss position, as of the dates indicated:

	Less than or equal to one year		More than one year		Total
(in thousands)	Fair value	Unrealized losses	Fair value	Unrealized losses	Fair value	Unrealized losses
December 31, 2022
Bonds:
U.S Government	$7,852	$530	$1,388	$119	$9,240	$649
Political subdivisions and special revenues	8,142	775	3,657	19	11,799	794
Industrial and miscellaneous	281,411	21,646	20,303	4,648	301,714	26,294
Loan-backed and structured securities	58,192	5,475	11,278	1,901	69,470	7,376

Total bonds	$355,597	$28,426	$36,626	$6,687	$392,223	$35,113

Preferred stocks unaffiliated	$5,165	$295	$167	$—	$5,332	$295

Total bonds and stocks	$360,762	$28,721	$36,793	$6,687	$397,555	$35,408

December 31, 2021
Bonds:
U.S Government	$595	$7	$—	$—	$595	$7
Political subdivisions and special revenues	—	—	4,016	22	4,016	22
Industrial and miscellaneous	20,341	248	4,251	423	24,592	671
Loan-backed and structured securities	10,723	199	2,387	176	13,110	375

Total bonds	$31,659	$454	$10,654	$621	$42,313	$1,075

Preferred stocks unaffiliated	$167	$—	$—	$—	$167	$—

Total bonds and stocks	$31,826	$454	$10,654	$621	$42,480	$1,075

As of December 31, 2022, management evaluated securities in an unrealized loss position for impairment. As of the reporting date, the Company has the intent and ability to hold these securities until the fair value recovers, which may be maturity, and therefore, does not consider the securities to be other-than-temporarily impaired.

There was no intent to sell loan-backed and structured securities that have been identified as having other-than-temporary impairments for the years ended December 31, 2022 and 2021.

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Jefferson National Financial Corporation)

Notes to December 31, 2022, 2021 and 2020 Statutory Financial Statements (in thousands)

Mortgage Loans, Net of Allowance

The following table summarizes the LTV ratio of the mortgage loan portfolio as of the dates indicated:

	LTV ratio
(in thousands)	Less than 90%	90% or greater	Total
December 31, 2022
Apartment	$612	$—	$612
Industrial	764	—	764
Office	379	—	379
Retail	2,362	—	2,362
Other	237	—	237

Total	$4,354	$—	$4,354

Weighted average ratio	40%	n/a	40%

December 31, 2021
Apartment	$659	$—	$659
Industrial	824	—	824
Office	1,194	—	1,194
Retail	3,024	—	3,024
Other	273	—	273

Total	$5,974	$—	$5,974

Weighted average ratio	43%	n/a	43%

As of December 31, 2022 and 2021, the Company has a diversified mortgage loan portfolio with no more than 21.5% and 17.7%, respectively, in a geographic region in the U.S. and no more than 11.2% and 8.5%, respectively, with any one borrower. There were no new mortgage loans originated or acquired during 2022 and 2021. The Company’s valuation allowance on mortgage loans was immaterial as of December 31, 2022 and 2021. As of December 31, 2022 and 2021, the Company did not hold material mortgage loans with interest 90 days or more past due. There were no material taxes, assessments, or any amounts advanced and not included in the mortgage loan portfolio.

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Jefferson National Financial Corporation)

Notes to December 31, 2022, 2021 and 2020 Statutory Financial Statements (in thousands)

Net Investment Income

The following table summarizes net investment income by investment type, for the years ended:

	December 31,
(in thousands)	2022	2021	2020
Bonds	$16,730	$16,898	$16,847
Preferred stock	429	505	520
Common stock	67	19	76
Mortgage loans	299	415	463
Policy loans	296	293	341
Other	273	3	65

Gross investment income	$18,094	$18,133	$18,312
Interest expense	(218)	(675)	(845)
Investment expenses	(568)	(564)	(609)

Net investment income	$17,308	$16,894	$16,858

There was no investment income due and accrued that was nonadmitted as of December 31, 2022 and 2021.

Net Realized Capital Gains and Losses

The following table summarizes net realized capital gains and losses for the years ended:

	December 31,
(in thousands)	2022	2021	2020
Gross gains on sales	$143	$1,038	$277
Gross losses on sales	(96)	(460)	(32)

Net realized gains on sales	$47	$578	$245
Other-than-temporary impairments	—	—	(719)

Total net realized capital gains (losses)	$47	$578	$(474)
Tax expense	(81)	(322)	(137)

Net realized capital (losses) gains, net of tax	$(34)	$256	$(611)
Less: Realized gains transferred to the IMR	(18)	(106)	(261)

Net realized capital (losses) gains, net of tax and transfers to the IMR	$(52)	$150	$(872)

For the year ended December 31, 2022, gross realized gains and gross realized losses on sales of bonds were $143 and $96, respectively. For the year ended December 31, 2021, gross realized gains and gross realized losses on sales of bonds were $881 and $460, respectively. For the year ended December 31, 2020, gross realized gains and gross realized losses on sales of bonds were $277 and $22, respectively.

The Company did not enter into any repurchase transactions that would be considered wash sales during the years ended December 31, 2022, 2021 and 2020.

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Jefferson National Financial Corporation)

Notes to December 31, 2022, 2021 and 2020 Statutory Financial Statements (in thousands)

(6)	Fair Value Measurements

The following table summarizes assets and liabilities held at fair value as of December 31, 2022 and 2021:

(in thousands)	Level 1	Level 2	Level 3	Total
December 31, 2022
Assets
Bonds	$—	$152	$—	$152
Preferred stocks unaffiliated	—	6,820	—	6,820
Common stocks unaffiliated	—	6,560	—	6,560
Separate account assets	8,958,380	—	—	8,958,380

Assets at fair value	$8,958,380	$13,532	$—	$8,971,912

December 31, 2021
Assets
Preferred stocks unaffiliated	$—	$8,079	$—	$8,079
Common stocks unaffiliated	—	6,493	—	6,493
Separate account assets	10,256,187	—	—	10,256,187

Assets at fair value	$10,256,187	$14,572	$—	$10,270,759

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Jefferson National Financial Corporation)

Notes to December 31, 2022, 2021 and 2020 Statutory Financial Statements (in thousands)

The following table summarizes the carrying value and fair value of the Company’s assets and liabilities not held at fair value as of the dates indicated. The valuation techniques used to estimate these fair values are described below or in Note 2.

	Fair value
(in thousands)	Level 1	Level 2	Level 3	Total fair value	Carrying value
December 31, 2022
Assets
Bonds[1]	$9,239	$383,854	$9,688	$402,781	$437,546
Mortgage loans, net of allowance	—	—	4,354	4,354	4,354
Policy loans	—	—	4,592	4,592	4,592
Cash, cash equivalents and short-term investments	40,800	11,400	—	52,200	52,200

Total assets	$50,039	$395,254	$18,634	$463,927	$498,692

December 31, 2021
Assets
Bonds[1]	$9,457	$404,049	$11,844	$425,350	$391,731
Mortgage loans, net of allowance	—	—	5,974	5,974	5,974
Policy loans	—	—	4,872	4,872	4,872
Cash, cash equivalents and short-term investments	95,888	7,723	—	103,611	103,611

Total assets	$105,345	$411,772	$22,690	$539,807	$506,188

Liabilities
FHLB advances	$—	$—	$17,899	$17,899	$17,899

Total liabilities	$—	$—	$17,899	$17,899	$17,899

1	Level 3 is primarily composed of bonds subject to Athene Life Re Ltd. (“Athene”) treaty, as disclosed in Note 9, and lottery receivable bonds.

Mortgage loans, net of allowance. The fair values of mortgage loans are estimated using discounted cash flow analyses based on interest rates currently being offered for similar loans to borrowers with similar credit ratings.

Policy loans. The carrying amount reported in the statutory statements of admitted assets, liabilities, capital and surplus approximates fair value as policy loans are fully collateralized by the cash surrender value of underlying insurance policies.

Federal Home Loan Bank (“FHLB”) Advances. For FHLB Advances with known or determined maturities, fair value is estimated using discounted cash flow analysis. Interest rates used in this analysis are similar to currently offered contracts with maturities consistent with those remaining for the contracts being valued. The fair value of adjustable rate contracts approximates their carrying value.

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Jefferson National Financial Corporation)

Notes to December 31, 2022, 2021 and 2020 Statutory Financial Statements (in thousands)

(7)	Federal Income Taxes

The following tables summarize the net admitted deferred tax assets, as of the dates indicated:

	December 31, 2022
(in thousands)	Ordinary	Capital	Total
Total gross deferred tax assets	$34,113	$54	$34,167
Statutory valuation allowance adjustment	—	—	—

Adjusted gross deferred tax assets	$34,113	$54	$34,167
Less: Deferred tax assets nonadmitted	20,265	—	20,265

Net admitted deferred tax assets	$13,848	$54	$13,902
Less: Deferred tax liabilities	481	92	573

Net admitted deferred tax assets (liabilities)	$13,367	$(38)	$13,329

	December 31, 2021
(in thousands)	Ordinary	Capital	Total
Total gross deferred tax assets	$31,753	$—	$31,753
Statutory valuation allowance adjustment	—	—	—

Adjusted gross deferred tax assets	$31,753	$—	$31,753
Less: Deferred tax assets nonadmitted	17,376	—	17,376

Net admitted deferred tax assets	$14,377	$—	$14,377
Less: Deferred tax liabilities	945	148	1,093

Net admitted deferred tax assets (liabilities)	$13,432	$(148)	$13,284

The following table summarizes components of the change in deferred income taxes reported in capital and surplus before consideration of nonadmitted assets and changes from the prior year, as of the dates indicated:

	December 31,
(in thousands)	2022	2021	Change
Adjusted gross deferred tax assets	$34,167	$31,753	$2,414
Total deferred tax liabilities	573	1,093	(520)

Net deferred tax assets	$33,594	$30,660	$2,934
Less: Tax effect of unrealized gains			178

Change in deferred income tax			$2,756

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Jefferson National Financial Corporation)

Notes to December 31, 2022, 2021 and 2020 Statutory Financial Statements (in thousands)

The following tables summarize components of the admitted deferred tax assets calculation, as of the dates indicated:

	December 31, 2022
(in thousands)	Ordinary	Capital	Total
Federal income taxes recoverable through loss carryback	$—	$16	$16
Adjusted gross deferred tax assets expected to be realized[1]	13,313	—	13,313
Adjusted gross deferred tax assets offset against existing gross deferred tax liabilities	535	38	573

Admitted deferred tax assets	$13,848	$54	$13,902

	December 31, 2021
(in thousands)	Ordinary	Capital	Total
Adjusted gross deferred tax assets expected to be realized[1]	$13,284	$—	$13,284
Adjusted gross deferred tax assets offset against existing gross deferred tax liabilities	1,093	—	1,093

Admitted deferred tax assets	$14,377	$—	$14,377

1

Note that this amount is calculated as the lesser of the adjusted gross deferred tax assets expected to be realized following the balance sheet date or the adjusted gross deferred tax assets allowed per the limitation threshold. For the years ended December 31, 2022 and 2021, the threshold limitation for adjusted capital and surplus was $15,837 and $13,397, respectively.

The adjusted capital and surplus used to determine the recovery period and adjusted gross deferred tax assets allowed per the limitation threshold was $105,580 and $89,312 as of December 31, 2022 and 2021, respectively. The ratio percentage used to determine the recovery period and adjusted gross deferred tax assets allowed per the limitation threshold was 1,598% and 1,486% as of December 31, 2022 and 2021, respectively.

There was no impact of tax planning strategies for the Company as of December 31, 2022 and 2021.

The Company’s tax planning strategies do not include the use of reinsurance.

There are no temporary differences for which deferred tax liabilities were not recognized for the years ended December 31, 2022 and 2021.

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Jefferson National Financial Corporation)

Notes to December 31, 2022, 2021 and 2020 Statutory Financial Statements (in thousands)

The following table summarizes the tax effects of temporary differences and the change from the prior year, for the years ended:

	December 31,
(in thousands)	2022	2021	Change
Deferred tax assets
Ordinary:
Future policy benefits and claims	$473	$566	$(93)
Deferred acquisition costs	25,615	24,196	1,419
Net operating loss carry-forward	1,294	1,725	(431)
Tax credit carry-forward	6,647	5,170	1,477
Other	84	96	(12)

Subtotal	$34,113	$31,753	$2,360

Nonadmitted	$20,265	$17,376	$2,889

Admitted ordinary deferred tax assets	$13,848	$14,377	$(529)

Capital:
Investments	$54	$—	$54

Subtotal	$54	$—	$54

Nonadmitted	$—	$—	$—

Admitted capital deferred tax assets	$54	$—	$54

Admitted deferred tax assets	$13,902	$14,377	$(475)

Deferred tax liabilities
Ordinary:
Investments	$16	$15	$1
Future policy benefits and claims	465	930	(465)

Subtotal	$481	$945	$(464)

Capital:
Investments	$92	$148	$(56)

Subtotal	$92	$148	$(56)

Deferred tax liabilities	$573	$1,093	$(520)

Net deferred tax assets	$13,329	$13,284	$45

In assessing the realizability of deferred tax assets, the Company considers whether it is more likely than not that some portion of the total deferred tax assets will not be realized. Valuation allowances are established when necessary to reduce the deferred tax assets to amounts expected to be realized. Based on the Company’s analysis, it is more likely than not that the results of future operations and the implementation of tax planning strategies will generate sufficient taxable income to enable the Company to realize all deferred tax assets. Therefore, no valuation allowances have been established as of December 31, 2022 and 2021.

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Jefferson National Financial Corporation)

Notes to December 31, 2022, 2021 and 2020 Statutory Financial Statements (in thousands)

The following table summarizes the Company’s income tax incurred and change in deferred income tax. The total income tax and change in deferred income tax differs from the amount obtained by applying the federal statutory rate to income before tax as follows, for the years ended:

	December 31,
(in thousands)	2022	2021	2020
Current income tax expense (benefit)	$2,038	$2,276	$(1,845)
Change in deferred income tax (without tax on unrealized gains and losses)	(2,756)	(2,071)	(1,235)

Total income tax (benefit) expense reported	$(718)	$205	$(3,080)

Income before income and capital gains (losses) taxes	$19,266	$20,250	$13,256
Federal statutory tax rate	21%	21%	21%

Expected income tax expense at statutory tax rate	$4,046	$4,253	$2,784
Decrease in actual tax reported resulting from:
Dividends received deduction	(1,827)	(3,023)	(3,275)
Amortization of interest maintenance reserve	(138)	(167)	(188)
Tax credits	(2,726)	(926)	(2,314)
Change in reserve valuation basis	—	—	2,219
Loss carryback rate differential	—	—	(409)
Return to accrual adjustment	—	—	(1,927)
Other	(73)	68	30

Total income tax (benefit) expense reported	$(718)	$205	$(3,080)

The Company incurred $82, $320 and $134 in federal income tax expense in 2022, 2021 and 2020, respectively, which is available for recoupment in the event of future net losses.

The following table summarizes operating loss or tax credit carry-forwards available as of December 31, 2022:

(in thousands)	Amount	Origination	Expiration
Operating loss carry-forwards	$2,053	2009	2023
Operating loss carry-forwards	$2,053	2010	2024
Operating loss carry-forwards	$2,053	2011	2025
Foreign tax credits	$787	2018	2028
Foreign tax credits	$2,469	2019	2029
Foreign tax credits	$142	2020	2030
Foreign tax credits	$725	2021	2031
Foreign tax credits	$2,525	2022	2032

The Company files a consolidated income tax return with its subsidiary, JNLNY. The method of allocation among the companies is based upon separate return calculations with current benefit for tax losses and credits utilized in the consolidated return.

The Company did not have any protective tax deposits under Section 6603 of the Internal Revenue Code as of December 31, 2022 and 2021.

The Company does not have any tax loss contingencies for which it is reasonably possible that the total liability will significantly increase within twelve months of the reporting date.

In August 2022, the Inflation Reduction Act of 2022 (“Act”) was passed by the U.S. Congress and signed into law. The Act includes a new Federal corporate alternative minimum tax (“CAMT”), effective in 2023, that is based on the adjusted financial statement income (“AFSI”) set forth on the applicable financial statement (“AFS”) of an applicable corporation. A corporation is an applicable corporation if its rolling average pre-tax AFSI over three prior years (starting with 2020-2022) is greater than $1,000,000. For a group of related entities, the $1,000,000 threshold is determined on a group basis, and the group’s AFS is generally treated as the AFS for all separate taxpayers in the group. Except under limited circumstances, once a corporation is determined to be an applicable corporation, it is an applicable corporation in all future years.

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Jefferson National Financial Corporation)

Notes to December 31, 2022, 2021 and 2020 Statutory Financial Statements (in thousands)

An applicable corporation is not automatically subject to a CAMT liability. The corporation’s tentative CAMT liability is equal to 15% of its adjusted AFSI, and CAMT is payable to the extent the tentative CAMT liability exceeds regular corporate income tax. However, any CAMT paid would be indefinitely available as a credit carryover that could reduce future regular tax in excess of CAMT.

The Company comprises a controlled group of corporations and has determined that it likely will be an applicable corporation in 2023. In making such determination, the group has made certain interpretations of, and assumptions regarding, the CAMT provisions of the Act. The U.S. Treasury Department is expected to issue guidance throughout 2023 that may differ from the group’s interpretations and assumptions and that could alter the group’s determination.

In accordance with INT 22-02: Third Quarter 2022 through First Quarter 2023 Reporting of the Inflation Reduction Act -Corporate Alternative Minimum Tax, the Company did not include an estimate of the impacts of the CAMT because a reasonable estimate cannot be made as of December 31, 2022.

For the year ended December 31, 2022, the Act did not impact the Company’s total tax expense.

(8)	Federal Home Loan Bank Advances

The Company is a member of the FHLB of Dallas. The Texas Department of Insurance has provided an official order to the Company allowing admitted assets up to $150,000 to be pledged as collateral to secure borrowed funds from FHLB. The Company uses these funds in an investment spread strategy, consistent with its other investment spread operations. The Company’s borrowings are in the form of advances, thus borrowings follow SSAP No. 15, Debt and Holding Company Obligations. Membership requires the Company to purchase and hold a minimum amount of FHLB capital stock plus additional stock based on outstanding advances. The Company has a combined $6,560 in membership and excess stock and as part of the agreement, did not purchase or hold any additional amounts in activity stock as of December 31, 2022, which is included in stocks on the statutory statements of admitted assets, liabilities, capital and surplus. The Company had a combined $5,774 in membership and excess stock and as part of the agreement, purchased and held an additional $719 in activity stock as of December 31, 2021, which is included in stocks on the statutory statements of admitted assets, liabilities, capital and surplus. The Company had no outstanding advances from the FHLB as of December 31, 2022, and advances of $17,899 as of December 31, 2021, which is reported as borrowed money on the statutory statements of admitted assets, liabilities, capital and surplus. The advances were collateralized by mortgage-backed securities with carrying values of $18,913 (0.2% of total admitted assets) as of December 31, 2022 and $23,111 (0.2% of total admitted assets) as of December 31, 2021, which are included in bonds on the statutory statements of admitted assets, liabilities, capital and surplus.

(9)	Reinsurance

In 2002, the Company reinsured 100% of its life and accident and health business to Protective Life Insurance Company (“Protective”), Washington National Insurance Company (“WNIC”) and Conseco Life Insurance Co. of Texas (“Conseco”). The total reserves transferred under these agreements were $187,859 and $197,153 as of December 31, 2022 and 2021, respectively. As part of these transactions, the Company also transferred the related IMR balance and received ceding commissions. The gains on these transactions were recorded as an increase to surplus, as special surplus funds, net of tax. Protective, WNIC and Conseco provide for full servicing of these policies.

During 2004, the Company began to issue simplified-issue term life business. The risk is reinsured on both a coinsurance and modified coinsurance basis. In 2006, the Company ceded the remaining risk related to the simplified-issue term life business to Wilton Re. The gain on this transaction, primarily in the form of a ceding commission, was recorded as an increase to surplus, as special surplus funds. Wilton Re provides for full servicing of these policies. With the completion of this transaction, the Company retains no traditional life insurance risk.

The Company reinsures 100% of a closed fixed only annuity block originated by the Company prior to 2003 to Athene on a coinsurance with funds withheld basis. The total reserves ceded under this agreement were $126,256 and $130,706 as of December 31, 2022 and 2021, respectively. As part of this transaction, the Company also transferred the related IMR balance and received a ceding commission of $12,408. The gain on this transaction was recorded as an increase to surplus, as special surplus funds, net of tax. The special surplus funds were reduced over time by the corresponding amortization of the IMR and fully amortized to zero by December 31, 2016. The Company retains the servicing of these policies in exchange for a per policy expense allowance from Athene.

The Company retains the primary obligation to the policyholder for reinsured policies. Failure of reinsurers to honor their obligations could result in losses to the Company; consequently, the Company evaluates the financial condition of its reinsurers in order to minimize its exposure to losses from reinsurer insolvencies.

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Jefferson National Financial Corporation)

Notes to December 31, 2022, 2021 and 2020 Statutory Financial Statements (in thousands)

(10)	Transactions with Affiliates

The Company has entered into the Third Amended & Restated Cost Sharing Agreement by and among NMIC, Nationwide Mutual Fire Insurance Company and certain of its subsidiaries and affiliates, covering certain expenses included within other expenses on the statements of operations. During 2022, 2021 and 2020, the Company’s operating expenses allocated under these agreements were $21,366, $23,026 and $20,394, respectively.

The Company had entered into two servicing agreements with its affiliate, Jefferson National Securities Corporation (“JNSC”). The Paymaster Agreement stipulated that the Company will pay all commissions associated with the issuance of variable annuity contracts through JNSC and the Company agreed to reimburse JNSC for all variable annuity commissions paid. The Distribution Agreement stipulated that JNSC agrees to be the distributor of variable annuity contracts for the Company and the Company agreed that it will reimburse the costs it incurs to distribute these contracts. Effective November 1, 2022, JNSC completed a merger with Nationwide Investment Services Corporation (“NISC”), with NISC as the surviving company. The Paymaster and Distribution Agreements were terminated with JNSC and existing service agreements with NISC were amended to include the Company. The total amount reimbursed in 2022, 2021 and 2020 under these agreements was $1,191, $1,680 and $1,393, respectively.

Amounts on deposit with NCMC for the benefit of the Company were $11,399 and $7,723 as of December 31, 2022 and 2021, respectively. As of December 31, 2022, amounts on deposit with NCMC were comprised of $9,986 of cash equivalents and $1,413 of short-term investments. As of December 31, 2021, amounts on deposit with NCMC were comprised of $7,332 of cash equivalents and $391 of short-term investments.

Pursuant to a financial support agreement, NLIC agreed to provide the Company with the minimum capital and surplus required by each state in which the Company does business. This agreement does not constitute NLIC as guarantor of any obligation or indebtedness of the Company or provide any creditor of JNL with recourse to or against any of the assets of NLIC.

The Company has not made any other guarantees or undertakings for the benefit of an affiliate which would result in a material contingent exposure of the Company’s or any affiliated insurer’s assets or liabilities.

(11)	Contingencies

Legal and Regulatory Matters

The Company is subject to legal and regulatory proceedings in the ordinary course of its business. These include proceedings specific to the Company and proceedings generally applicable to business practices in the industries in which the Company operates. The outcomes of these proceedings cannot be predicted due to their complexity, scope, and many uncertainties. The Company believes, however, that based on currently known information, the ultimate outcome of all pending legal and regulatory proceedings is not likely to have a material adverse effect on the Company’s financial condition.

The various businesses conducted by the Company are subject to oversight by numerous federal and state regulatory entities, including but not limited to the Securities and Exchange Commission, the Financial Industry Regulatory Authority, the Department of Labor, the IRS, the Office of the Comptroller of the Currency and state insurance authorities. Such regulatory entities may, in the normal course of business, be engaged in general or targeted inquiries, examinations and investigations of the Company and/or its affiliates. With respect to all such scrutiny directed at the Company or its affiliates, the Company is cooperating with regulators.

Guarantees

In accordance with SSAP No. 5R, Liabilities, Contingencies and Impairments of Assets, for all guarantees made to or on behalf of wholly-owned subsidiaries, no initial liability recognition has been made and there is no net financial statement impact related to these mutual guarantees.

Indemnifications

In the normal course of business, the Company provides standard indemnifications to contractual counterparties. The types of indemnifications typically provided include breaches of representations and warranties, taxes and certain other liabilities, such as third-party lawsuits. The indemnification clauses are often standard contractual terms and are entered into in the normal course of business based on an assessment that the risk of loss would be remote. The terms of the indemnifications vary in duration and nature. In many cases, the maximum obligation is not explicitly stated, and the contingencies triggering the obligation to indemnify have not occurred and are not expected to occur. Consequently, the amount of the obligation under such indemnifications is not determinable. Historically, the Company has not made any material payments pursuant to these obligations.

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Jefferson National Financial Corporation)

Notes to December 31, 2022, 2021 and 2020 Statutory Financial Statements (in thousands)

(12)	Regulatory Risk-Based Capital, Dividend Restrictions and Unassigned Surplus

The NAIC Risk-Based Capital (“RBC”) model law requires every insurer to calculate its total adjusted capital and RBC requirement to ensure insurer solvency. Regulatory guidelines provide for an insurance commissioner to intervene if the insurer experiences financial difficulty, as evidenced by a company’s total adjusted capital falling below established relationships to required RBC. The model includes components for asset risk, liability risk, interest rate exposure and other factors. The State of Texas, where the Company is domiciled, imposes minimum RBC requirements that are developed by the NAIC. The formulas in the model for determining the amount of RBC specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of total adjusted capital to authorized control level RBC, as defined by the NAIC. Companies below specific trigger points or ratios are classified within certain levels, all of which require specified corrective action. The Company exceeded the minimum RBC requirements for all periods presented.

The maximum amount of dividends which can be paid to shareholders by a State of Texas domiciled insurance company without prior approval of the Insurance Commissioner is limited to, together with that of other dividends or distributions made within the preceding twelve months, the greater of either 10% of surplus as regards policyholders as of the preceding December 31, or the net gain from operations for the twelve month period ending December 31 of the previous calendar year. Subject to applicable regulatory approval(s), dividends are paid as determined by the insurer’s board of directors. The Company’s statutory capital and surplus as of December 31, 2022 was $118,909, and statutory net gain from operations before realized capital gains or losses and federal income taxes for 2022 was $19,237. As of January 1, 2023, the Company had the ability to pay dividends of $11,891 without obtaining prior regulatory approval.

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Jefferson National Financial Corporation)

Notes to December 31, 2022, 2021 and 2020 Statutory Financial Statements (in thousands)

Schedule I        Summary of Investments – Other Than Investments in Related Parties

As of December 31, 2022 (in thousands)

Column A	Column B	Column C	Column D
Type of investment	Cost	Fair Value	Amount at which is shown in the statutory statements of admitted assets, liabilities, capital and surplus
Bonds:
U.S. government and agencies	$9,888	$9,239	$9,888
Obligations of states and political subdivisions	13,843	12,944	13,843
Public utilities	36,262	33,852	36,262
All other corporate, mortgage-backed and asset-backed securities	377,791	346,899	377,705

Total bonds	$437,784	$402,934	$437,698
Equity Securities:
Common stocks:
Industrial, miscellaneous and all other	6,560	6,560	6,560
Nonredeemable preferred stocks	7,079	6,809	6,820

Total stocks[1]	$13,639	$13,369	$13,380
Mortgage loans	4,354		4,354
Cash, cash equivalents and short-term investments	52,200		52,200
Policy loans[2]	4,861		4,592

Total invested assets	$512,838		$512,224

1	Amount does not agree to the statutory statements of admitted assets, liabilities, capital and surplus as investment in JNLNY of $6,768 is excluded from common stocks, as JNLNY is a related party.
2	Difference from Column B is due to $269 of policy loans classified as nonadmitted assets.

See accompanying notes to statutory financial statements and report of independent registered public accounting firm.

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Jefferson National Financial Corporation)

Notes to December 31, 2022, 2021 and 2020 Statutory Financial Statements (in thousands)

Schedule IV        Reinsurance

As of December 31, 2022, 2021 and 2020 and for each of the years then ended (in thousands)

Column A	Column B	Column C	Column D	Column E	Column F
	Gross amount	Ceded to other companies	Assumed from other companies	Net amount	Percentage of amount assumed to net
2022
Life insurance in force	$931,832	$(931,832)	$—	$—	—
Life insurance premiums[1]	$12,004	$(12,004)	$—	$—	—

2021
Life insurance in force	$996,707	$(996,707)	$—	$—	—
Life insurance premiums[1]	$12,554	$(12,554)	$—	$—	—

2020
Life insurance in force	$1,077,410	$(1,077,259)	$—	$151	—
Life insurance premiums[1]	$13,273	$(13,273)	$—	$—	—

1	Includes life-contingent immediate annuities.

See accompanying notes to statutory financial statements and report of independent registered public accounting firm.

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Jefferson National Financial Corporation)

Notes to December 31, 2022, 2021 and 2020 Statutory Financial Statements (in thousands)

Schedule V        Valuation and Qualifying Accounts

Years ended December 31, 2022, 2021 and 2020 (in thousands)

Column A	Column B	Column C		Column D	Column E
Description	Balance at beginning of period	Charged to costs and expenses	Charged to other accounts	Deductions	Balance at end of period
2022
Valuation allowances—mortgage loans	$—	$—	$—	$—	$—
Valuation allowances—net deferred tax assets	—	—	—	—	—

2021
Valuation allowances—mortgage loans	$—	$—	$—	$—	$—
Valuation allowances—net deferred tax assets	—	—	—	—	—

2020
Valuation allowances—mortgage loans	$—	$—	$—	$—	$—
Valuation allowances—net deferred tax assets	—	—	—	—	—

See accompanying notes to statutory financial statements and report of independent registered public accounting firm.